UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Disciplined Growth Fund
Class A / PINDX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) (successor to Pioneer Disciplined Growth Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.97%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned 20.49%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.88%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 22.58% over the period.
  The Fund employs a high quality and valuation sensitive approach to investing in US large cap growth stocks. Underperformance relative to the Fund’s performance benchmark was driven by weaker sector allocation results. Specifically, the Fund’s decision to overweight materials, healthcare and industrials detracted from the Fund’s relative performance.
  The Fund’s security selection contributed to performance relative to the Fund’s performance benchmark. Specifically, stock picks in the industrials, healthcare and materials sectors contributed to the Fund’s relative performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	13.58%	12.37%	14.38%
Class A (without sales charge)	20.49%	13.71%	15.07%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Growth Total Return Index	22.58%	15.25%	17.92%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$2,237,172,006%
Total number of portfolio holdings	43^^
Total advisory fee paid	$12,921,331
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PINDX-AR-1025
Victory Capital Management

Victory Pioneer Disciplined Growth Fund
Class C / INDCX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) (successor to Pioneer Disciplined Growth Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.77%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned 19.53%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.88%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 22.58% over the period.
  The Fund employs a high quality and valuation sensitive approach to investing in US large cap growth stocks. Underperformance relative to the Fund’s performance benchmark was driven by weaker sector allocation results. Specifically, the Fund’s decision to overweight materials, healthcare and industrials detracted from the Fund’s relative performance.
  The Fund’s security selection contributed to performance relative to the Fund’s performance benchmark. Specifically, stock picks in the industrials, healthcare and materials sectors contributed to the Fund’s relative performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	18.53%	12.79%	14.14%
Class C (without contingent deferred sales charge)	19.53%	12.79%	14.14%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Growth Total Return Index	22.58%	15.25%	17.92%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$2,237,172,006%
Total number of portfolio holdings	43^^
Total advisory fee paid	$12,921,331
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

INDCX-AR-1025
Victory Capital Management

Victory Pioneer Disciplined Growth Fund
Class Y / INYDX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) (successor to Pioneer Disciplined Growth Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$89	0.81%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned 20.69%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.88%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 22.58% over the period.
  The Fund employs a high quality and valuation sensitive approach to investing in US large cap growth stocks. Underperformance relative to the Fund’s performance benchmark was driven by weaker sector allocation results. Specifically, the Fund’s decision to overweight materials, healthcare and industrials detracted from the Fund’s relative performance.
  The Fund’s security selection contributed to performance relative to the Fund’s performance benchmark. Specifically, stock picks in the industrials, healthcare and materials sectors contributed to the Fund’s relative performance.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	20.69%	13.88%	15.28%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Growth Total Return Index	22.58%	15.25%	17.92%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$2,237,172,006%
Total number of portfolio holdings	43^^
Total advisory fee paid	$12,921,331
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
INYDX-AR-1025
Victory Capital Management

Victory Pioneer Global Equity Fund
Class A / GLOSX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) (successor to Pioneer Global Equity Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.11%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned 22.70%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (MSCI) All Country World NR Index, returned 15.79%. The performance benchmark, the MSCI World NR Index, returned 15.68% over the period.
  Security selection decisions were the primary reason for the Fund’s relative outperformance. Specifically, security selection in the industrials and financials sectors contributed to the Fund’s relative outperformance. Sector allocation decisions were slightly negative with an underweight to information technology being the largest detractor.
  An overweight to financials was also a large relative contributor to returns in the period.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI All Country World NR Index and MSCI World NR Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	15.65%	14.75%	11.18%
Class A (without sales charge)	22.70%	16.12%	11.84%
MSCI All Country World NR Index	15.79%	12.00%	11.10%
MSCI World NR Index	15.68%	12.89%	11.65%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$616,357,506%
Total number of portfolio holdings	72^^
Total advisory fee paid	$3,512,524
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts.
GEOGRAPHIC DISTRIBUTION
(as of August 31, 2025 )*
United States	60.1%
Japan	9.2%
South Korea	7.4%
United Kingdom	4.4%
Germany	3.4%
Italy	3.2%
France	3.0%
Ireland	2.2%
Belgium	1.6%
Canada	1.6%
Netherlands	1.5%
Other (individually less than 1.0%)	2.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.
Material Fund Changes
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
GLOSX-AR-1025
Victory Capital Management

Victory Pioneer Global Equity Fund
Class C / GCSLX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) (successor to Pioneer Global Equity Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.86%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned 21.85%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (MSCI) All Country World NR Index, returned 15.79%. The performance benchmark, the MSCI World NR Index, returned 15.68% over the period.
  Security selection decisions were the primary reason for the Fund’s relative outperformance. Specifically, security selection in the industrials and financials sectors contributed to the Fund’s relative outperformance. Sector allocation decisions were slightly negative with an underweight to information technology being the largest detractor.
  An overweight to financials was also a large relative contributor to returns in the period.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and MSCI World NR Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	20.85%	15.27%	11.01%
Class C (without contingent deferred sales charge)	21.85%	15.27%	11.01%
MSCI All Country World NR Index	15.79%	12.00%	11.10%
MSCI World NR Index	15.68%	12.89%	11.65%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$616,357,506%
Total number of portfolio holdings	72^^
Total advisory fee paid	$3,512,524
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts.
GEOGRAPHIC DISTRIBUTION
(as of August 31, 2025 )*
United States	60.1%
Japan	9.2%
South Korea	7.4%
United Kingdom	4.4%
Germany	3.4%
Italy	3.2%
France	3.0%
Ireland	2.2%
Belgium	1.6%
Canada	1.6%
Netherlands	1.5%
Other (individually less than 1.0%)	2.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.
Material Fund Changes
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

GCSLX-AR-1025
Victory Capital Management

Victory Pioneer Global Equity Fund
Class R6 / PGEKX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) (successor to Pioneer Global Equity Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.74%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class R6 shares at NAV returned 23.16%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (MSCI) All Country World NR Index, returned 15.79%. The performance benchmark, the MSCI World NR Index, returned 15.68% over the period.
  Security selection decisions were the primary reason for the Fund’s relative outperformance. Specifically, security selection in the industrials and financials sectors contributed to the Fund’s relative outperformance. Sector allocation decisions were slightly negative with an underweight to information technology being the largest detractor.
  An overweight to financials was also a large relative contributor to returns in the period.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund Class K, compared to that of the MSCI All Country World NR Index and MSCI World NR Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	23.16%	16.58%	12.33%
MSCI All Country World NR Index	15.79%	12.00%	11.10%
MSCI World NR Index	15.68%	12.89%	11.65%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$616,357,506%
Total number of portfolio holdings	72^^
Total advisory fee paid	$3,512,524
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts.
GEOGRAPHIC DISTRIBUTION
(as of August 31, 2025 )*
United States	60.1%
Japan	9.2%
South Korea	7.4%
United Kingdom	4.4%
Germany	3.4%
Italy	3.2%
France	3.0%
Ireland	2.2%
Belgium	1.6%
Canada	1.6%
Netherlands	1.5%
Other (individually less than 1.0%)	2.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.
Material Fund Changes
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PGEKX-AR-1025
Victory Capital Management

Victory Pioneer Global Equity Fund
Class Y / PGSYX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) (successor to Pioneer Global Equity Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$84	0.75%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned 23.12%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (MSCI) All Country World NR Index, returned 15.79%. The performance benchmark, the MSCI World NR Index, returned 15.68% over the period.
  Security selection decisions were the primary reason for the Fund’s relative outperformance. Specifically, security selection in the industrials and financials sectors contributed to the Fund’s relative outperformance. Sector allocation decisions were slightly negative with an underweight to information technology being the largest detractor.
  An overweight to financials was also a large relative contributor to returns in the period.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and MSCI World NR Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	23.12%	16.57%	12.33%
MSCI All Country World NR Index	15.79%	12.00%	11.10%
MSCI World NR Index	15.68%	12.89%	11.65%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$616,357,506%
Total number of portfolio holdings	72^^
Total advisory fee paid	$3,512,524
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts.
GEOGRAPHIC DISTRIBUTION
(as of August 31, 2025 )*
United States	60.1%
Japan	9.2%
South Korea	7.4%
United Kingdom	4.4%
Germany	3.4%
Italy	3.2%
France	3.0%
Ireland	2.2%
Belgium	1.6%
Canada	1.6%
Netherlands	1.5%
Other (individually less than 1.0%)	2.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.
Material Fund Changes
Effective April 1, 2025, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PGSYX-AR-1025
Victory Capital Management

Victory Pioneer Short Term Income Fund
Class A / STABX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) (successor to Pioneer Short Term Income Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned 5.35%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 4.64% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from the overweight to credit and underweight to Treasuries, as less-negative expectations on terminal tariff rates drove spread tightening. In particular, the allocation to securitized credit, as well as the overweight to financials within corporate credit outperformed. Security selection and yield curve positioning also contributed during the period.
  An underweight to sovereigns and supranationals were the only slight detractors from returns during the period.
  The Fund maintained duration close to the performance benchmark over the period.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (without sales charge)	5.35%	3.36%	2.44%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	1.80%
Bloomberg One- to Three-Year Government/Credit Index	4.64%	1.71%	1.93%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$1,272,545,932%
Total number of portfolio holdings	865^^
Total advisory fee paid	$4,123,514
Portfolio turnover rate	31%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	38.0%
Asset Backed Securities	32.9%
Commercial Mortgage-Backed Securities	10.0%
U.S. Government and Agency Obligations	9.9%
Collateralized Mortgage Obligations	8.8%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

STABX-AR-1025
Victory Capital Management

Victory Pioneer Short Term Income Fund
Class C / STIIX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) (successor to Pioneer Short Term Income Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	0.99%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned 5.15%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 4.64% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from the overweight to credit and underweight to Treasuries, as less-negative expectations on terminal tariff rates drove spread tightening. In particular, the allocation to securitized credit, as well as the overweight to financials within corporate credit outperformed. Security selection and yield curve positioning also contributed during the period.
  An underweight to sovereigns and supranationals were the only slight detractors from returns during the period.
  The Fund maintained duration close to the performance benchmark over the period.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund , compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	4.15%	3.13%	2.26%
Class C (without contingent deferred sales charge)	5.15%	3.13%	2.26%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	1.80%
Bloomberg One- to Three-Year Government/Credit Index	4.64%	1.71%	1.93%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$1,272,545,932%
Total number of portfolio holdings	865^^
Total advisory fee paid	$4,123,514
Portfolio turnover rate	31%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	38.0%
Asset Backed Securities	32.9%
Commercial Mortgage-Backed Securities	10.0%
U.S. Government and Agency Obligations	9.9%
Collateralized Mortgage Obligations	8.8%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C and Class C2 shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

STIIX-AR-1025
Victory Capital Management

Victory Pioneer Short Term Income Fund
Class R6 / STIKX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) (successor to Pioneer Short Term Income Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.42%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class R6 shares at NAV returned 5.73%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 4.64% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from the overweight to credit and underweight to Treasuries, as less-negative expectations on terminal tariff rates drove spread tightening. In particular, the allocation to securitized credit, as well as the overweight to financials within corporate credit outperformed. Security selection and yield curve positioning also contributed during the period.
  An underweight to sovereigns and supranationals were the only slight detractors from returns during the period.
  The Fund maintained duration close to the performance benchmark over the period.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	5.73%	3.71%	2.85%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	1.80%
Bloomberg One- to Three-Year Government/Credit Index	4.64%	1.71%	1.93%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$1,272,545,932%
Total number of portfolio holdings	865^^
Total advisory fee paid	$4,123,514
Portfolio turnover rate	31%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	38.0%
Asset Backed Securities	32.9%
Commercial Mortgage-Backed Securities	10.0%
U.S. Government and Agency Obligations	9.9%
Collateralized Mortgage Obligations	8.8%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

STIKX-AR-1025
Victory Capital Management

Victory Pioneer Short Term Income Fund
Class Y / PSHYX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) (successor to Pioneer Short Term Income Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$47	0.46%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned 5.68%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the Bloomberg One- to Three-Year Government/Credit Index, returned 4.64% over the period.
  The Fund invests across a diverse range of credit sectors, including exposures to out-of-benchmark sectors, such as securitized assets.
  Sector allocation drove outperformance relative to the performance benchmark over the year, benefiting from the overweight to credit and underweight to Treasuries, as less-negative expectations on terminal tariff rates drove spread tightening. In particular, the allocation to securitized credit, as well as the overweight to financials within corporate credit outperformed. Security selection and yield curve positioning also contributed during the period.
  An underweight to sovereigns and supranationals were the only slight detractors from returns during the period.
  The Fund maintained duration close to the performance benchmark over the period.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and Bloomberg One- to Three-Year Government/Credit Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	5.68%	3.70%	2.79%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	1.80%
Bloomberg One- to Three-Year Government/Credit Index	4.64%	1.71%	1.93%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$1,272,545,932%
Total number of portfolio holdings	865^^
Total advisory fee paid	$4,123,514
Portfolio turnover rate	31%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	38.0%
Asset Backed Securities	32.9%
Commercial Mortgage-Backed Securities	10.0%
U.S. Government and Agency Obligations	9.9%
Collateralized Mortgage Obligations	8.8%
Senior Secured Floating Rate Loan Interests	0.3%
Insurance-Linked Securities	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PSHYX-AR-1025
Victory Capital Management

Victory Pioneer High Income Municipal Fund
Class A / PIMAX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer High Income Municipal Fund (the “Fund”) (successor to Pioneer High Income Municipal Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A+	$81	0.82%
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned (2.91)%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 0.08%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned (1.50)% over the period.
  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to Tobacco bonds and Charter Schools, both of which lagged during the period. In addition, security selection within these sectors tilted towards longer maturity bonds which also weighed on relative performance. Security selection within Continuing Care Retirement Centers also detracted during the period.
  On the positive side, the Fund’s overweight allocation to Assisted Living Facilities and transportation sectors were accretive to overall performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg Municipal Bond Total Return Index and the Bloomberg High Yield Municipal Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	-5.03%	-0.59%	2.15%
Class A (without sales charge)	-2.91%	-0.13%	2.39%
Bloomberg Municipal Bond Total Return Index	0.08%	0.40%	2.18%
Bloomberg High Yield Municipal Total Return Index	-1.50%	2.34%	4.36%
For the period from December 21, 2020 to December 5, 2024, the Fund was a feeder fund that invested in securities through an underlying mutual fund, Pioneer High Income Municipal Portfolio (the “Portfolio”). Effective December 6, 2024, the Fund is a stand-alone fund. Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$933,813,010%
Total number of portfolio holdings	221^^
Total advisory fee paid	$5,080,961
Portfolio turnover rate	54%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

STATE DIVERSIFICATION
(as of August 31, 2025 )*
New York	11.1%
California	10.0%
Puerto Rico	9.9%
Indiana	9.2%
Pennsylvania	6.7%
Colorado	6.2%
Texas	5.8%
Florida	5.0%
Wisconsin	4.8%
Ohio	4.5%
Other States	26.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Income Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PIMAX-AR-1025
Victory Capital Management

Victory Pioneer High Income Municipal Fund
Class C / HICMX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer High Income Municipal Fund (the “Fund”) (successor to Pioneer High Income Municipal Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C+	$156	1.59%
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned (3.64)%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 0.08%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned (1.50)% over the period.
  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to Tobacco bonds and Charter Schools, both of which lagged during the period. In addition, security selection within these sectors tilted towards longer maturity bonds which also weighed on relative performance. Security selection within Continuing Care Retirement Centers also detracted during the period.
  On the positive side, the Fund’s overweight allocation to Assisted Living Facilities and transportation sectors were accretive to overall performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg Municipal Bond Total Return Index and the Bloomberg High Yield Municipal Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	-4.57%	-0.89%	1.62%
Class C (without contingent deferred sales charge)	-3.64%	-0.89%	1.62%
Bloomberg Municipal Bond Total Return Index	0.08%	0.40%	2.18%
Bloomberg High Yield Municipal Total Return Index	-1.50%	2.34%	4.36%
For the period from December 21, 2020 to December 5, 2024, the Fund was a feeder fund that invested in securities through an underlying mutual fund, Pioneer High Income Municipal Portfolio (the “Portfolio”). Effective December 6, 2024, the Fund is a stand-alone fund. Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$933,813,010%
Total number of portfolio holdings	221^^
Total advisory fee paid	$5,080,961
Portfolio turnover rate	54%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

STATE DIVERSIFICATION
(as of August 31, 2025 )*
New York	11.1%
California	10.0%
Puerto Rico	9.9%
Indiana	9.2%
Pennsylvania	6.7%
Colorado	6.2%
Texas	5.8%
Florida	5.0%
Wisconsin	4.8%
Ohio	4.5%
Other States	26.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Income Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

HICMX-AR-1025
Victory Capital Management

Victory Pioneer High Income Municipal Fund
Class Y / HIMYX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer High Income Municipal Fund (the “Fund”) (successor to Pioneer High Income Municipal Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y+	$54	0.55%
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned (2.59)%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 0.08%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned (1.50)% over the period.
  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to Tobacco bonds and Charter Schools, both of which lagged during the period. In addition, security selection within these sectors tilted towards longer maturity bonds which also weighed on relative performance. Security selection within Continuing Care Retirement Centers also detracted during the period.
  On the positive side, the Fund’s overweight allocation to Assisted Living Facilities and transportation sectors were accretive to overall performance.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg Municipal Bond Total Return Index and the Bloomberg High Yield Municipal Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	-2.59%	0.10%	2.63%
Bloomberg Municipal Bond Total Return Index	0.08%	0.40%	2.18%
Bloomberg High Yield Municipal Total Return Index	-1.50%	2.34%	4.36%
For the period from December 21, 2020 to December 5, 2024, the Fund was a feeder fund that invested in securities through an underlying mutual fund, Pioneer High Income Municipal Portfolio (the “Portfolio”). Effective December 6, 2024, the Fund is a stand-alone fund. Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$933,813,010%
Total number of portfolio holdings	221^^
Total advisory fee paid	$5,080,961
Portfolio turnover rate	54%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through August 31, 2025.

STATE DIVERSIFICATION
(as of August 31, 2025 )*
New York	11.1%
California	10.0%
Puerto Rico	9.9%
Indiana	9.2%
Pennsylvania	6.7%
Colorado	6.2%
Texas	5.8%
Florida	5.0%
Wisconsin	4.8%
Ohio	4.5%
Other States	26.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Income Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
HIMYX-AR-1025
Victory Capital Management

Victory Pioneer Disciplined Value Fund
Class A / CVFCX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the “Fund”) (successor to Pioneer Disciplined Value Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.79%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned 12.14%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 15.88%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 9.33% over the period.
  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, outperformed relative to its performance benchmark due to a combination of solid sector allocation and strong security selection results. In particular, security selection was strong in the financials, healthcare and information technology sectors.
  Stock selection in communication services and consumer staples, along with our decision to overweight the materials sector, were among the largest detractors to performance relative to the Fund’s performance benchmark.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	5.67%	10.93%	9.40%
Class A (without sales charge)	12.14%	12.25%	10.05%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Value Total Return Index	9.33%	12.97%	10.22%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$410,199,300%
Total number of portfolio holdings	64^^
Total advisory fee paid	$1,394,152
Portfolio turnover rate	86%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of August 31, 2025 )*
Financials	28.4%
Industrials	14.0%
Health Care	12.0%
Information Technology	9.3%
Communication Services	8.0%
Energy	7.0%
Consumer Staples	6.4%
Consumer Discretionary	6.1%
Basic Materials	5.2%
Utilities	3.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

CVFCX-AR-1025
Victory Capital Management

Victory Pioneer Disciplined Value Fund
Class C / CVCFX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the “Fund”) (successor to Pioneer Disciplined Value Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.55%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned 11.26%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 15.88%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 9.33% over the period.
  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, outperformed relative to its performance benchmark due to a combination of solid sector allocation and strong security selection results. In particular, security selection was strong in the financials, healthcare and information technology sectors.
  Stock selection in communication services and consumer staples, along with our decision to overweight the materials sector, were among the largest detractors to performance relative to the Fund’s performance benchmark.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	10.26%	11.38%	9.22%
Class C (without contingent deferred sales charge)	11.26%	11.38%	9.22%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Value Total Return Index	9.33%	12.97%	10.22%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$410,199,300%
Total number of portfolio holdings	64^^
Total advisory fee paid	$1,394,152
Portfolio turnover rate	86%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of August 31, 2025 )*
Financials	28.4%
Industrials	14.0%
Health Care	12.0%
Information Technology	9.3%
Communication Services	8.0%
Energy	7.0%
Consumer Staples	6.4%
Consumer Discretionary	6.1%
Basic Materials	5.2%
Utilities	3.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

CVCFX-AR-1025
Victory Capital Management

Victory Pioneer Disciplined Value Fund
Class R6 / CVKFX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the “Fund”) (successor to Pioneer Disciplined Value Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.45%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class R6 shares at NAV returned 12.50%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 15.88%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 9.33% over the period.
  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, outperformed relative to its performance benchmark due to a combination of solid sector allocation and strong security selection results. In particular, security selection was strong in the financials, healthcare and information technology sectors.
  Stock selection in communication services and consumer staples, along with our decision to overweight the materials sector, were among the largest detractors to performance relative to the Fund’s performance benchmark.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	12.50%	12.53%	10.19%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Value Total Return Index	9.33%	12.97%	10.22%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$410,199,300%
Total number of portfolio holdings	64^^
Total advisory fee paid	$1,394,152
Portfolio turnover rate	86%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of August 31, 2025 )*
Financials	28.4%
Industrials	14.0%
Health Care	12.0%
Information Technology	9.3%
Communication Services	8.0%
Energy	7.0%
Consumer Staples	6.4%
Consumer Discretionary	6.1%
Basic Materials	5.2%
Utilities	3.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

CVKFX-AR-1025
Victory Capital Management

Victory Pioneer Disciplined Value Fund
Class Y / CVFYX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the “Fund”) (successor to Pioneer Disciplined Value Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.45%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned 12.43%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 15.88%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 9.33% over the period.
  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, outperformed relative to its performance benchmark due to a combination of solid sector allocation and strong security selection results. In particular, security selection was strong in the financials, healthcare and information technology sectors.
  Stock selection in communication services and consumer staples, along with our decision to overweight the materials sector, were among the largest detractors to performance relative to the Fund’s performance benchmark.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	12.43%	12.63%	10.41%
S&P 500 Total Return Index	15.88%	14.74%	14.60%
Russell 1000 Value Total Return Index	9.33%	12.97%	10.22%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$410,199,300%
Total number of portfolio holdings	64^^
Total advisory fee paid	$1,394,152
Portfolio turnover rate	86%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of August 31, 2025 )*
Financials	28.4%
Industrials	14.0%
Health Care	12.0%
Information Technology	9.3%
Communication Services	8.0%
Energy	7.0%
Consumer Staples	6.4%
Consumer Discretionary	6.1%
Basic Materials	5.2%
Utilities	3.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
CVFYX-AR-1025
Victory Capital Management

Victory Pioneer Active Credit Fund
Class A / RCRAX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the “Fund”) (successor to Pioneer Active Credit Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class A shares at NAV returned 7.22%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the ICE BofA U.S. High Yield Index, returned 8.15% over the period.
  Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmarks’ higher quality positions.
  Residential mortgage-backed securities were the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels.
  Credit hedges were the only negative contributors on a relative basis.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and ICE BofA U.S. High Yield Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Class A (with sales charge)	4.81%	4.09%	4.32%
Class A (without sales charge)	7.22%	4.58%	4.60%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	16.32%
ICE BofA U.S. High Yield Index	8.15%	5.15%	55.24%
*
Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 1/3/17 through 8/31/25. Index information shown in the graph above is from 1/3/17 through 8/31/25.

Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$31,420,799%
Total number of portfolio holdings	175^^
Total advisory fee paid	$0
Portfolio turnover rate	142%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	46.4%
Collateralized Mortgage Obligations	14.8%
U.S. Government and Agency Obligations	9.6%
Commercial Mortgage-Backed Securities	8.4%
Insurance-Linked Securities	7.0%
Equity Linked Notes	4.5%
Asset Backed Securities	4.5%
Foreign Government Bonds	2.9%
Senior Secured Floating Rate Loan Interests	1.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective June 6, 2025, Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Active Credit Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
RCRAX-AR-1025
Victory Capital Management

Victory Pioneer Active Credit Fund
Class C / RCRCX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the “Fund”) (successor to Pioneer Active Credit Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.65%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class C shares at NAV returned 6.43%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the ICE BofA U.S. High Yield Index, returned 8.15% over the period.
  Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmarks’ higher quality positions.
  Residential mortgage-backed securities were the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels.
  Credit hedges were the only negative contributors on a relative basis.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and ICE BofA U.S. High Yield Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Class C (with contingent deferred sales charge)	5.43%	3.74%	3.88%
Class C (without contingent deferred sales charge)	6.43%	3.74%	3.88%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	16.32%
ICE BofA U.S. High Yield Index	8.15%	5.15%	55.24%
*
Performance of Class C shares of the Fund shown in the graph above is from the inception of Class C shares on 1/3/17 through 8/31/25. Index information shown in the graph above is from 1/3/17 through 8/31/25.

Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$31,420,799%
Total number of portfolio holdings	175^^
Total advisory fee paid	$0
Portfolio turnover rate	142%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	46.4%
Collateralized Mortgage Obligations	14.8%
U.S. Government and Agency Obligations	9.6%
Commercial Mortgage-Backed Securities	8.4%
Insurance-Linked Securities	7.0%
Equity Linked Notes	4.5%
Asset Backed Securities	4.5%
Foreign Government Bonds	2.9%
Senior Secured Floating Rate Loan Interests	1.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective June 6, 2025, Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Active Credit Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
RCRCX-AR-1025
Victory Capital Management

Victory Pioneer Active Credit Fund
Class Y / RCRYX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the “Fund”) (successor to Pioneer Active Credit Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$62	0.60%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended August 31, 2025, the Fund’s Class Y shares at NAV returned 7.53%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.14%. The performance benchmark, the ICE BofA U.S. High Yield Index, returned 8.15% over the period.
  Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmarks’ higher quality positions.
  Residential mortgage-backed securities were the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels.
  Credit hedges were the only negative contributors on a relative basis.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and ICE BofA U.S. High Yield Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Class Y	7.53%	4.88%	4.89%
Bloomberg U.S. Aggregate Bond Total Return Index	3.14%	-0.68%	16.32%
ICE BofA U.S. High Yield Index	8.15%	5.15%	55.24%
*
Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class Y shares on 1/3/17 through 8/31/25. Index information shown in the graph above is from 1/3/17 through 8/31/25.

Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of August 31, 2025)
Fund net assets	$31,420,799%
Total number of portfolio holdings	175^^
Total advisory fee paid	$0
Portfolio turnover rate	142%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of August 31, 2025 ) *
Corporate Bonds	46.4%
Collateralized Mortgage Obligations	14.8%
U.S. Government and Agency Obligations	9.6%
Commercial Mortgage-Backed Securities	8.4%
Insurance-Linked Securities	7.0%
Equity Linked Notes	4.5%
Asset Backed Securities	4.5%
Foreign Government Bonds	2.9%
Senior Secured Floating Rate Loan Interests	1.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective June 6, 2025, Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Active Credit Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
RCRYX-AR-1025
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

  (i) Has at least one audit committee financial expert serving on its audit committee; or

  (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The Trust paid Deloitte & Touche LLP for audit fees of $235,750 and $213,200 during the fiscal years ended August 31, 2025 and 2024, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $62,550 and $69,500 during the fiscal years ended August 31, 2025 and 2024, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2025 or 2024.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds	• Accounting research assistance • SEC consultation, registration statements, and reporting

• Tax accrual related matters

• Implementation of new accounting standards

• Compliance letters (e.g. rating agency letters)

• Regulatory reviews and assistance regarding financial matters

• Semi-annual reviews (if requested)

• Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•

Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended August 31, 2025 and 2024, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $62,550 and $69,500 during the fiscal years ended August 31, 2025 and 2024, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Disciplined Growth Fund*
(successor to Pioneer Disciplined Growth Fund)*
Annual: Full Financials | August 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Disciplined Growth Fund.

visit us: vcm.com

Victory Pioneer Disciplined Growth Fund | Annual | 8/31/251

Schedule of Investments  |  8/31/25
Shares		Value
	UNAFFILIATED ISSUERS — 99.7%
	Common Stocks — 99.6% of Net Assets
	Aerospace & Defense — 1.0%
69,491	HEICO Corp.	$ 21,682,582
	Total Aerospace & Defense	$21,682,582

	Biotechnology — 1.9%
48,117(a)	Alnylam Pharmaceuticals, Inc.	$ 21,484,722
131,658(a)	Natera, Inc.	22,151,458
	Total Biotechnology	$43,636,180

	Broadline Retail — 7.4%
722,667(a)	Amazon.com, Inc.	$ 165,490,743
	Total Broadline Retail	$165,490,743

	Capital Markets — 1.4%
317,992	Charles Schwab Corp.	$ 30,476,353
	Total Capital Markets	$30,476,353

	Chemicals — 1.3%
80,892	Sherwin-Williams Co.	$ 29,592,720
	Total Chemicals	$29,592,720

	Commercial Services & Supplies — 2.2%
518,772(a)	Copart, Inc.	$ 25,321,261
97,917	Republic Services, Inc.	22,909,641
	Total Commercial Services & Supplies	$48,230,902

	Communications Equipment — 2.1%
337,667(a)	Arista Networks, Inc.	$ 46,108,429
	Total Communications Equipment	$46,108,429

	Construction Materials — 2.5%
503,268	CRH Plc	$ 56,844,121
	Total Construction Materials	$56,844,121

	Consumer Finance — 1.6%
109,456	American Express Co.	$ 36,260,584
	Total Consumer Finance	$36,260,584

	Consumer Staples Distribution & Retail — 1.4%
312,551(a)	BJ’s Wholesale Club Holdings, Inc.	$ 30,529,982
	Total Consumer Staples Distribution & Retail	$30,529,982

	Electrical Equipment — 5.4%
130,629	Eaton Corp. Plc	$ 45,607,809
81,269	GE Vernova, Inc.	49,815,459
205,649	Vertiv Holdings Co., Class A	26,230,530
	Total Electrical Equipment	$121,653,798

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Disciplined Growth Fund | Annual | 8/31/25

Shares		Value
	Electronic Equipment, Instruments & Components — 2.3%
321,401(a)	Keysight Technologies, Inc.	$ 52,526,565
	Total Electronic Equipment, Instruments & Components	$52,526,565

	Entertainment — 1.2%
160,793(a)	Live Nation Entertainment, Inc.	$ 26,770,426
	Total Entertainment	$26,770,426

	Financial Services — 3.4%
306,651(a)	Toast, Inc., Class A	$ 13,829,960
177,579	Visa, Inc., Class A	62,468,741
	Total Financial Services	$76,298,701

	Ground Transportation — 2.1%
493,724(a)	Uber Technologies, Inc.	$ 46,286,625
	Total Ground Transportation	$46,286,625

	Health Care Equipment & Supplies — 1.6%
131,753	ResMed, Inc.	$ 36,167,516
	Total Health Care Equipment & Supplies	$36,167,516

	Hotels, Restaurants & Leisure — 0.8%
142,508(a)	Airbnb, Inc., Class A	$ 18,601,569
	Total Hotels, Restaurants & Leisure	$18,601,569

	Interactive Media & Services — 12.1%
688,750	Alphabet, Inc., Class A	$ 146,641,763
112,649	Meta Platforms, Inc., Class A	83,213,816
1,133,175(a)	Pinterest, Inc., Class A	41,508,200
	Total Interactive Media & Services	$271,363,779

	Oil, Gas & Consumable Fuels — 2.1%
195,282	Cheniere Energy, Inc.	$ 47,223,093
	Total Oil, Gas & Consumable Fuels	$47,223,093

	Pharmaceuticals — 3.6%
109,669	Eli Lilly & Co.	$ 80,341,316
	Total Pharmaceuticals	$80,341,316

	Semiconductors & Semiconductor Equipment — 15.8%
439,619(a)	Advanced Micro Devices, Inc.	$ 71,495,239
34,945	ASML Holding NV	25,950,856
327,177	Broadcom, Inc.	97,299,168
909,782	NVIDIA Corp.	158,465,829
	Total Semiconductors & Semiconductor Equipment	$353,211,092

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Growth Fund | Annual | 8/31/253

Schedule of Investments  |  8/31/25 (continued)
Shares		Value
	Software — 18.2%
159,732(a)	Autodesk, Inc.	$ 50,267,660
154,759(a)	Datadog, Inc., Class A	21,152,460
26,964(a)	HubSpot, Inc.	13,028,196
199,463	Microsoft Corp.	101,065,907
417,497	Oracle Corp.	94,408,597
247,243(a)	Palo Alto Networks, Inc.	47,104,736
52,388(a)	ServiceNow, Inc.	48,063,895
54,023(a)	Synopsys, Inc.	32,603,961
	Total Software	$407,695,412

	Specialty Retail — 1.2%
190,898	TJX Cos., Inc.	$ 26,078,576
	Total Specialty Retail	$26,078,576

	Technology Hardware, Storage & Peripherals — 5.0%
292,278	Apple, Inc.	$ 67,849,415
553,731(a)	Pure Storage, Inc., Class A	42,975,063
	Total Technology Hardware, Storage & Peripherals	$110,824,478

	Trading Companies & Distributors — 2.0%
194,775	Ferguson Enterprises, Inc.	$ 45,022,241
	Total Trading Companies & Distributors	$45,022,241

	Total Common Stocks (Cost $1,498,588,878)	$2,228,917,783

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
1,651,505(b)	Dreyfus Government Cash Management, Institutional Shares, 4.18%	$ 1,651,505
		$1,651,505

	TOTAL SHORT TERM INVESTMENTS (Cost $1,651,505)	$1,651,505

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7% (Cost $1,500,240,383)	$2,230,569,288
	OTHER ASSETS AND LIABILITIES — 0.3%	$6,602,718
	net assets — 100.0%	$2,237,172,006

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2025.
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Disciplined Growth Fund | Annual | 8/31/25

Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended August 31, 2025, aggregated $1,336,955,377 and $1,508,492,385, respectively.
At August 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,504,571,828 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$736,499,259
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,501,799)
Net unrealized appreciation	$725,997,460
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,228,917,783	$—	$—	$2,228,917,783
Open-End Fund	1,651,505	—	—	1,651,505
Total Investments in Securities	$2,230,569,288	$—	$—	$2,230,569,288
During the year ended August 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Growth Fund | Annual | 8/31/255

Statement of Assets and Liabilities  |  8/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,500,240,383)	$2,230,569,288
Cash	14,077
Receivables —
Investment securities sold	7,825,367
Fund shares sold	352,364
Dividends	857,233
Other assets	35,756
Total assets	$2,239,654,085
LIABILITIES:
Payables —
Fund shares repurchased	$744,739
Trustees’ fees	14,538
Transfer agent fees	125,912
Due to Adviser	2,637
Management fees	1,177,347
Administrative expenses	90,574
Distribution fees	237,321
Accrued expenses	89,011
Total liabilities	$2,482,079
NET ASSETS:
Paid-in capital	$1,464,752,078
Distributable earnings	772,419,928
Net assets	$2,237,172,006
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $2,116,201,350/100,437,602 shares)	$21.07
Class C* (based on $13,374,167/967,674 shares)	$13.82
Class Y* (based on $107,596,489/4,792,572 shares)	$22.45
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $21.07 net asset value per share/100%-5.75% maximum sales charge)	$22.36

*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Disciplined Growth Fund | Annual | 8/31/25

Statement of Operations FOR THE YEAR ENDED 8/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $29,650)	$13,098,036
Interest from unaffiliated issuers	29,823
Total Investment Income		$13,127,859
EXPENSES:
Management fees	$12,921,331
Administrative expenses	832,011
Transfer agent fees
Class A*	396,110
Class C*	7,437
Class R6*	2
Class Y*	127,494
Distribution fees
Class A*	4,865,010
Class C*	128,052
Shareholder communications expense	161,273
Custodian fees	19,728
Registration fees	79,648
Professional fees	93,405
Printing expense	41,366
Officers’ and Trustees’ fees	94,662
Insurance expense	38,870
Miscellaneous	108,267
Total expenses		$19,914,666
Net investment income (loss)		$(6,786,807)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$54,370,533
Futures contracts	(1,926,241)	$52,444,292
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$345,207,912
Net realized and unrealized gain (loss) on investments		$397,652,204
Net increase in net assets resulting from operations		$390,865,397

*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Growth Fund | Annual | 8/31/257

Statements of Changes in Net Assets
	Year Ended 8/31/25	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$(6,786,807)	$4,529,116
Net realized gain (loss) on investments	52,444,292	145,114,509
Change in net unrealized appreciation (depreciation) on investments	345,207,912	226,375,229
Net increase in net assets resulting from operations	$390,865,397	$376,018,854
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($1.16 and $0.03 per share, respectively)	$(118,294,953)	$(2,988,067)
Class C* ($1.12 and $— per share, respectively)	(1,104,741)	—
Class R6* ($1.17 and $0.06 per share, respectively)	(787)	(37)
Class Y* ($1.17 and $0.05 per share, respectively)	(6,854,774)	(503,092)
Total distributions to shareholders	$(126,255,255)	$(3,491,196)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$60,996,213	$110,275,643
Reinvestment of distributions	125,089,099	3,455,139
Cost of shares repurchased	(265,440,334)	(302,846,300)
Net decrease in net assets resulting from Fund share transactions	$(79,355,022)	$(189,115,518)
Net increase in net assets	$185,255,120	$183,412,140
NET ASSETS:
Beginning of year	$2,051,916,886	$1,868,504,746
End of year	$2,237,172,006	$2,051,916,886

*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Disciplined Growth Fund | Annual | 8/31/25

	Year Ended 8/31/25 Shares	Year Ended 8/31/25 Amount	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A*
Shares sold	1,766,289	$32,697,442	2,005,372	$33,220,391
Reinvestment of distributions	6,181,577	117,251,816	182,108	2,961,070
Less shares repurchased	(11,064,526)	(206,890,280)	(9,237,359)	(154,726,517)
Net decrease	(3,116,660)	$(56,941,022)	(7,049,879)	$(118,545,056)
Class C*
Shares sold	145,368	$1,773,176	151,838	$1,685,030
Reinvestment of distributions	88,379	1,104,741	—	—
Less shares repurchased	(248,467)	(2,954,101)	(176,040)	(2,005,953)
Net decrease	(14,720)	$(76,184)	(24,202)	$(320,923)
Class R6*
Shares sold	—	$—	—	$—
Reinvestment of distributions	39	781	1	31
Less shares repurchased	(708)	(13,439)	—	—
Net increase (decrease)	(669)	$(12,658)	1	$31
Class Y*
Shares sold	1,357,208	$26,525,595	4,503,496	$75,370,222
Reinvestment of distributions	333,504	6,731,761	28,673	494,038
Less shares repurchased	(2,865,905)	(55,582,514)	(7,850,584)	(146,113,830)
Net decrease	(1,175,193)	$(22,325,158)	(3,318,415)	$(70,249,570)

*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Growth Fund | Annual | 8/31/259

Financial Highlights
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class A*
Net asset value, beginning of period	$18.56	$15.42	$13.97	$21.98	$21.71
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.06)	$0.04	$0.05	$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments	3.73	3.13	2.32	(2.29)	5.35
Net increase (decrease) from investment operations	$3.67	$3.17	$2.37	$(2.28)	$5.34
Distributions to shareholders:
Net investment income	$(0.04)	$(0.03)	$(0.03)	$—	$(0.00)(b)
Net realized gain	(1.12)	—	(0.89)	(5.73)	(5.07)
Total distributions	$(1.16)	$(0.03)	$(0.92)	$(5.73)	$(5.07)
Net increase (decrease) in net asset value	$2.51	$3.14	$1.45	$(8.01)	$0.27
Net asset value, end of period	$21.07	$18.56	$15.42	$13.97	$21.98
Total return (c)	20.49%	20.57%(d)	18.18%	(14.84)%(e)	30.02%
Ratio of net expenses to average net assets	0.97%	0.98%	1.01%	1.00%	1.02%
Ratio of net investment income (loss) to average net assets	(0.33)%	0.22%	0.37%	0.07%	(0.04)%
Portfolio turnover rate	65%	84%	126%	112%	117%
Net assets, end of period (in thousands)	$2,116,201	$1,922,057	$1,706,046	$1,529,842	$1,937,041
*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 or $(0.01) per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(e)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been (14.90)%.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Disciplined Growth Fund | Annual | 8/31/25

	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class C*
Net asset value, beginning of period	$12.60	$10.54	$9.88	$17.28	$18.22
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.14)	$(0.07)(b)	$(0.04)(b)	$(0.09)(b)	$(0.14)(b)
Net realized and unrealized gain (loss) on investments	2.48	2.13	1.59	(1.58)	4.27
Net increase (decrease) from investment operations	$2.34	$2.06	$1.55	$(1.67)	$4.13
Distributions to shareholders:
Net realized gain	$(1.12)	$—	$(0.89)	$(5.73)	$(5.07)
Total distributions	$(1.12)	$—	$(0.89)	$(5.73)	$(5.07)
Net increase (decrease) in net asset value	$1.22	$2.06	$0.66	$(7.40)	$(0.94)
Net asset value, end of period	$13.82	$12.60	$10.54	$9.88	$17.28
Total return (c)	19.53%	19.55%(d)	17.28%	(15.51)%(e)	28.90%
Ratio of net expenses to average net assets	1.77%	1.80%	1.83%	1.81%	1.84%
Ratio of net investment income (loss) to average net assets	(1.13)%	(0.60)%	(0.46)%	(0.74)%	(0.86)%
Portfolio turnover rate	65%	84%	126%	112%	117%
Net assets, end of period (in thousands)	$13,374	$12,380	$10,609	$8,968	$11,533
*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(e)	For the year ended August 31, 2022, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Growth Fund | Annual | 8/31/2511

Financial Highlights  (continued)
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class Y*
Net asset value, beginning of period	$19.68	$16.35	$14.76	$22.90	$22.38
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.03)	$0.06	$0.08	$0.03	$0.03
Net realized and unrealized gain (loss) on investments	3.97	3.32	2.46	(2.44)	5.56
Net increase (decrease) from investment operations	$3.94	$3.38	$2.54	$(2.41)	$5.59
Distributions to shareholders:
Net investment income	$(0.05)	$(0.05)	$(0.06)	$—	$(0.00)(b)
Net realized gain	(1.12)	—	(0.89)	(5.73)	(5.07)
Total distributions	$(1.17)	$(0.05)	$(0.95)	$(5.73)	$(5.07)
Net increase (decrease) in net asset value	$2.77	$3.33	$1.59	$(8.14)	$0.52
Net asset value, end of period	$22.45	$19.68	$16.35	$14.76	$22.90
Total return (c)	20.69%	20.69%(d)	18.45%	(14.81)%(e)	30.28%
Ratio of net expenses to average net assets	0.81%	0.83%	0.83%	0.84%	0.82%
Ratio of net investment income (loss) to average net assets	(0.16)%	0.36%	0.55%	0.19%	0.15%
Portfolio turnover rate	65%	84%	126%	112%	117%
Net assets, end of period (in thousands)	$107,596	$117,467	$151,839	$67,956	$26,677
*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 or $(0.01) per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class Y’s total return was less than 0.005%.
(e)	For the year ended August 31, 2022, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class Y’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Disciplined Growth Fund | Annual | 8/31/25

Notes to Financial Statements  |  8/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Disciplined Growth Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Disciplined Growth Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class A and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which did not result in federal income tax liability, had no effect on the Fund’s operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment
Victory Pioneer Disciplined Growth Fund | Annual | 8/31/2513

adviser (See Note 8). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund that uses derivatives to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
14Victory Pioneer Disciplined Growth Fund | Annual | 8/31/25

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities. Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred
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after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of August 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial
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statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
At August 31, 2025, the Fund reclassified $1,308,980 to increase distributable earnings and $1,308,980 to decrease paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$42,570,491	$3,491,196
Long-term capital gains	83,684,764	—
Total	$126,255,255	$3,491,196
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2025:
2025
Distributable earnings/(losses):
Undistributed long-term capital gains	$51,900,295
Net unrealized appreciation	725,997,460
Qualified late year loss deferral	(5,477,827)
Total	$772,419,928
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $31,252 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2025.
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E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund,respectively (see Note 5). Class K and Class Y shares of the Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 5).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or
18Victory Pioneer Disciplined Growth Fund | Annual | 8/31/25

nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in small and mid-sized companies. Compared to large companies, small and mid-sized companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
The Fund may invest in fewer than 40 securities, and as a result, the Fund’s performance may be more volatile than the performance of funds holding more securities.
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The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security
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and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at August 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value
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of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended August 31, 2025 were $0* and $0*, respectively. There were no open futures contracts outstanding at August 31, 2025.
* The balance at each quarter end was zero.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate equal to 0.65% of the Fund’s average daily net assets up to $1 billion, 0.60% of the next $4 billion of the Fund’s average daily net assets and 0.55% of the Fund’s average daily net assets over $5 billion.
Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund.  Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.65% of the Predecessor Fund’s average daily net assets up to $1 billion; 0.60% of the next $4 billion of the Predecessor Fund’s average daily net assets and 0.55% of the Predecessor Fund’s average daily net assets over $5 billion. For the year ended August 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.62% of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and
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brokerage commissions) do not exceed 0.98%, 1.80%, 0.91%, and 0.83%  of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $1,177,347 in management fees payable to the Adviser at August 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended August 31, 2025, the Fund and the Predecessor Fund paid $94,662 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At August 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $14,538 and a payable for administrative expenses of $90,574, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as
Victory Pioneer Disciplined Growth Fund | Annual | 8/31/2523

proxy and statement mailings, and outgoing phone calls. For the year ended August 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$153,133
Class C	2,603
Class R6	7
Class Y	5,530
Total	$161,273
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consisted of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $237,321 in distribution fees payable to the Distributor at August 31, 2025.
In addition, Class A and Class C shares of the Fund may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% was imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase were subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remained subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended August 31, 2025, CDSCs in the amount of $3,057 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor or to the Distributor.
6. Line of Credit Facility
During the periods  covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to
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the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended August 31, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at August 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$—	$—	$—	$(1,926,241)	$—
Total Value	$—	$—	$—	$(1,926,241)	$—
8. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value
Victory Pioneer Disciplined Growth Fund | Annual | 8/31/2525

to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A,Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $1,858,392,140 and an identified cost of $1,568,896,051 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
9. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub- administrator, sub-fund accountant, and transfer agent to be effective close of business on or about December 5, 2025 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust XII) and the Shareholders of Victory Pioneer Disciplined Growth Fund (formerly Pioneer Disciplined Growth Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Disciplined Growth Fund (formerly Pioneer Disciplined Growth Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust XII), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
Victory Pioneer Disciplined Growth Fund | Annual | 8/31/2527

required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
For the year ended August 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Fund designated $83,684,764 as long-term capital gains distributions during the year ended August 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 31.62%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Disciplined Growth Fund was held on March 27, 2025, to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Disciplined Growth Fund reorganized into Victory Pioneer Disciplined Growth Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Disciplined Growth Fund	79,736,532	67,766,080	5,602,432	6,368,020
Victory Pioneer Disciplined Growth Fund | Annual | 8/31/2529

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19430-AFR-1025

Victory Pioneer Global Equity Fund*
(successor to Pioneer Global Sustainable Equity Fund)*
Annual: Full Financials | August 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Global Equity Fund.

visit us: vcm.com

Victory Pioneer Global Equity Fund | Annual | 8/31/251

Schedule of Investments  |  8/31/25
Shares		Value
	UNAFFILIATED ISSUERS — 99.3%
	Common Stocks — 97.0% of Net Assets
	Aerospace & Defense — 1.9%
114,022	Hensoldt AG	$ 11,839,208
	Total Aerospace & Defense	$11,839,208

	Automobiles — 0.7%
213,000	Subaru Corp.	$ 4,154,468
	Total Automobiles	$4,154,468

	Banks — 19.5%
319,623	ABN AMRO Bank NV (C.V.A.) (144A)	$ 9,204,358
435,675	Bank of America Corp.	22,106,150
875,324	Bank of Ireland Group Plc	12,950,616
52,626	BNP Paribas S.A.	4,726,440
79,656	Citizens Financial Group, Inc.	4,164,416
134,518	Danske Bank A/S	5,519,316
189,793	Hana Financial Group, Inc.	11,201,097
365,752	Huntington Bancshares, Inc.	6,514,043
182,327	KB Financial Group, Inc.	14,164,611
660,183	Regions Financial Corp.	18,082,412
271,100	Sumitomo Mitsui Financial Group, Inc.	7,340,460
54,115	UniCredit S.p.A.	4,188,093
	Total Banks	$120,162,012

	Beverages — 2.8%
154,836	Anheuser-Busch InBev S.A. (A.D.R.)	$ 9,703,572
408,600	Asahi Group Holdings, Ltd.	5,159,255
33,338(a)	Celsius Holdings, Inc.	2,096,293
	Total Beverages	$16,959,120

	Biotechnology — 1.1%
17,874	AbbVie, Inc.	$ 3,760,690
33,087(a)	BioNTech SE (A.D.R.)	3,308,700
	Total Biotechnology	$7,069,390

	Broadline Retail — 5.0%
209,900	Alibaba Group Holding, Ltd.	$ 3,512,535
86,626(a)	Amazon.com, Inc.	19,837,354
79,050	eBay, Inc.	7,162,721
	Total Broadline Retail	$30,512,610

	Capital Markets — 2.0%
107,202	State Street Corp.	$ 12,325,014
	Total Capital Markets	$12,325,014

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Global Equity Fund | Annual | 8/31/25

Shares		Value
	Communications Equipment — 2.3%
208,696	Cisco Systems, Inc.	$ 14,418,807
	Total Communications Equipment	$14,418,807

	Construction & Engineering — 1.2%
4,349	EMCOR Group, Inc.	$ 2,696,380
71,200	Taisei Corp.	4,821,290
	Total Construction & Engineering	$7,517,670

	Construction Materials — 4.9%
172,142	Buzzi S.p.A.	$ 8,757,551
187,801	CRH Plc	21,164,331
	Total Construction Materials	$29,921,882

	Consumer Staples Distribution & Retail — 1.4%
87,514(a)	BJ’s Wholesale Club Holdings, Inc.	$ 8,548,367
26,745+#	Magnit PJSC	—
	Total Consumer Staples Distribution & Retail	$8,548,367

	Electric Utilities — 4.7%
85,938	American Electric Power Co., Inc.	$ 9,540,836
279,083	Eversource Energy	17,880,848
33,832	FirstEnergy Corp.	1,475,752
	Total Electric Utilities	$28,897,436

	Electrical Equipment — 3.8%
134,200	Fuji Electric Co., Ltd.	$ 8,563,825
19,084(a)	Generac Holdings, Inc.	3,535,311
333,500	Mitsubishi Electric Corp.	8,034,243
23,319	Regal Rexnord Corp.	3,482,226
	Total Electrical Equipment	$23,615,605

	Financial Services — 3.6%
138,982	Edenred SE	$ 4,021,053
994,900	Nexi S.p.A. (144A)	6,322,939
164,588(a)	PayPal Holdings, Inc.	11,552,432
135,705(a)	Worldline S.A. (144A)	450,702
	Total Financial Services	$22,347,126

	Ground Transportation — 1.9%
91,920(a)	Uber Technologies, Inc.	$ 8,617,500
15,164	Union Pacific Corp.	3,390,215
	Total Ground Transportation	$12,007,715

	Health Care Equipment & Supplies — 1.3%
72,832	Zimmer Biomet Holdings, Inc.	$ 7,727,475
	Total Health Care Equipment & Supplies	$7,727,475

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Annual | 8/31/253

Schedule of Investments  |  8/31/25 (continued)
Shares		Value
	Health Care Providers & Services — 2.2%
91,853	Cardinal Health, Inc.	$ 13,665,889
	Total Health Care Providers & Services	$13,665,889

	Household Durables — 2.4%
682,857	Persimmon Plc	$ 9,817,193
173,100	Sony Group Corp.	4,776,974
	Total Household Durables	$14,594,167

	Insurance — 1.4%
18,925	Chubb, Ltd.	$ 5,205,700
9,518	Willis Towers Watson Plc	3,110,387
	Total Insurance	$8,316,087

	Interactive Media & Services — 3.4%
99,025	Alphabet, Inc., Class A	$ 21,083,413
	Total Interactive Media & Services	$21,083,413

	IT Services — 1.3%
33,251	International Business Machines Corp.	$ 8,096,286
	Total IT Services	$8,096,286

	Metals & Mining — 4.1%
353,265	Barrick Mining Corp.	$ 9,407,447
136,370	Newmont Corp.	10,145,928
515,892	thyssenkrupp AG	5,458,362
	Total Metals & Mining	$25,011,737

	Oil, Gas & Consumable Fuels — 4.4%
96,066	HF Sinclair Corp.	$ 4,887,838
72,201	Ovintiv, Inc.	3,041,106
181,163	Range Resources Corp.	6,208,456
553,394+#	Rosneft Oil Co. PJSC	—
176,872	Shell Plc (A.D.R.)	13,067,304
	Total Oil, Gas & Consumable Fuels	$27,204,704

	Pharmaceuticals — 4.3%
49,824	Johnson & Johnson	$ 8,827,318
355,172	Pfizer, Inc.	8,794,059
90,391	Sanofi S.A.	8,980,984
	Total Pharmaceuticals	$26,602,361

	Semiconductors & Semiconductor Equipment — 7.1%
107,772(a)	Advanced Micro Devices, Inc.	$ 17,526,960
100,043(a)	Axcelis Technologies, Inc.	8,007,442
71,200	NVIDIA Corp.	12,401,616
37,973	QUALCOMM, Inc.	6,103,400
	Total Semiconductors & Semiconductor Equipment	$44,039,418

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Global Equity Fund | Annual | 8/31/25

Shares		Value
	Software — 0.5%
8,078(a)	Adobe, Inc.	$ 2,881,423
	Total Software	$2,881,423

	Specialty Retail — 0.9%
74,500	Shimamura Co., Ltd.	$ 5,512,763
	Total Specialty Retail	$5,512,763

	Technology Hardware, Storage & Peripherals — 5.9%
276,200	FUJIFILM Holdings Corp.	$ 6,536,308
143,885(a)	Pure Storage, Inc., Class A	11,166,915
376,412	Samsung Electronics Co., Ltd.	18,834,114
	Total Technology Hardware, Storage & Peripherals	$36,537,337

	Trading Companies & Distributors — 1.0%
6,185	United Rentals, Inc.	$ 5,914,963
	Total Trading Companies & Distributors	$5,914,963

	Total Common Stocks (Cost $447,238,134)	$597,484,453

	SHORT TERM INVESTMENTS — 2.3% of Net Assets
	Open-End Fund — 2.3%
14,338,092(b)	Dreyfus Government Cash Management, Institutional Shares, 4.18%	$ 14,338,092
		$14,338,092

	TOTAL SHORT TERM INVESTMENTS (Cost $14,338,092)	$14,338,092

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.3% (Cost $461,576,226)	$611,822,545
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Call Option Written — (0.7)%
(71,200)	NVIDIA Corp.	Citibank NA	USD 1,345,502	USD 120.51	4/20/26	$(4,291,567)
	Total Over The Counter (OTC) Call Option Written (Premiums received $1,345,502)					$(4,291,567)

	OTHER ASSETS AND LIABILITIES — 1.4%					$8,826,528
	net assets — 100.0%					$616,357,506

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Annual | 8/31/255

Schedule of Investments  |  8/31/25 (continued)
(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At August 31, 2025, the value of these securities amounted to $15,977,999, or 2.6% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1J).
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,857,587	$—
Rosneft Oil Co. PJSC	6/23/2021	4,456,752	—
Total Restricted Securities			$—
% of Net assets			0.0%
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended August 31, 2025, aggregated $364,317,621 and $404,347,028, respectively.
At August 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $469,743,724 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$172,397,129
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(33,231,293)
Net unrealized appreciation	$139,165,836
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Global Equity Fund | Annual | 8/31/25

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$11,839,208	$—	$11,839,208
Automobiles	—	4,154,468	—	4,154,468
Banks	50,867,021	69,294,991	—	120,162,012
Beverages	11,799,865	5,159,255	—	16,959,120
Broadline Retail	27,000,075	3,512,535	—	30,512,610
Construction & Engineering	2,696,380	4,821,290	—	7,517,670
Construction Materials	—	29,921,882	—	29,921,882
Consumer Staples Distribution & Retail	8,548,367	—	—*	8,548,367
Electrical Equipment	7,017,537	16,598,068	—	23,615,605
Financial Services	11,552,432	10,794,694	—	22,347,126
Household Durables	—	14,594,167	—	14,594,167
Metals & Mining	19,553,375	5,458,362	—	25,011,737
Oil, Gas & Consumable Fuels	27,204,704	—	—*	27,204,704
Pharmaceuticals	17,621,377	8,980,984	—	26,602,361
Specialty Retail	—	5,512,763	—	5,512,763
Technology Hardware, Storage & Peripherals	11,166,915	25,370,422	—	36,537,337
All Other Common Stocks	186,443,316	—	—	186,443,316
Open-End Fund	14,338,092	—	—	14,338,092
Total Investments in Securities	$395,809,456	$216,013,089	$—	$611,822,545
Other Financial Instruments
Over The Counter (OTC) Call Option Written	$—	$(4,291,567)	$—	$(4,291,567)
Total Other Financial Instruments	$—	$(4,291,567)	$—	$(4,291,567)
*	Securities valued at $0.
During the year ended August 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Annual | 8/31/257

Statement of Assets and Liabilities  |  8/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $461,576,226)	$611,822,545
Cash	8,651
Foreign currencies, at value (cost $336,676)	337,319
Options Collateral	4,844,471
Receivables —
Fund shares sold	2,436,540
Dividends	2,145,844
Due from the Adviser	110,204
Other assets	17,647
Total assets	$621,723,221
LIABILITIES:
Payables —
Fund shares repurchased	$442,718
Trustees’ fees	3,459
Written options outstanding (premiums received $1,345,502)	4,291,567
Management fees	388,596
Administrative expenses	23,045
Distribution fees	26,875
Accrued expenses	189,455
Total liabilities	$5,365,715
NET ASSETS:
Paid-in capital	$416,496,101
Distributable earnings	199,861,405
Net assets	$616,357,506
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $218,938,348/9,425,940 shares)	$23.23
Class C* (based on $6,674,987/298,298 shares)	$22.38
Class R6* (based on $80,274,918/3,441,511 shares)	$23.33
Class Y* (based on $310,469,253/13,259,666 shares)	$23.41
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $23.23 net asset value per share/100%-5.75% maximum sales charge)	$24.65

*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Global Equity Fund | Annual | 8/31/25

Statement of Operations FOR THE YEAR ENDED 8/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $1,049,397)	$12,664,144
Total Investment Income		$12,664,144
EXPENSES:
Management fees	$3,550,854
Administrative expenses	221,838
Transfer agent fees
Class A*	161,408
Class C*	4,179
Class R6*	159
Class R*	19,258
Class Y*	268,918
Distribution fees
Class A*	462,506
Class C*	59,156
Class R*	42,821
Shareholder communications expense	69,208
Custodian fees	35,127
Registration fees	92,272
Professional fees	73,439
Printing expense	42,061
Officers’ and Trustees’ fees	22,248
Insurance expense	10,776
Miscellaneous	45,996
Total expenses		$5,182,224
Less fees waived and expenses reimbursed by the Adviser		(315,132)
Net expenses		$4,867,092
Net investment income		$7,797,052
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$65,881,495
Class action lawsuit	12,816
Forward foreign currency exchange contracts	465,715
Futures contracts	(20,072)
Short sales	1,019
Other assets and liabilities denominated in foreign currencies	(39,329)	$66,301,644
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$43,521,409
Forward foreign currency exchange contracts	176,489
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Annual | 8/31/259

Statement of Operations (continued)
FOR THE YEAR ENDED 8/31/25
Written options	(2,946,064)
Other assets and liabilities denominated in foreign currencies	34,529	40,786,363
Net realized and unrealized gain (loss) on investments		$107,088,007
Net increase in net assets resulting from operations		$114,885,059

*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Global Equity Fund | Annual | 8/31/25

Statements of Changes in Net Assets
	Year Ended 8/31/25	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$7,797,052	$7,780,563
Net realized gain (loss) on investments	66,301,644	24,987,767
Change in net unrealized appreciation (depreciation) on investments	40,786,363	61,230,689
Net increase in net assets resulting from operations	$114,885,059	$93,999,019
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($1.41 and $0.27 per share, respectively)	$(12,147,500)	$(2,381,395)
Class C* ($1.25 and $0.12 per share, respectively)	(381,027)	(46,519)
Class R6* ($1.48 and $0.34 per share, respectively)	(5,770,815)	(1,471,190)
Class R* ($1.33 and $0.20 per share, respectively)	(986,422)	(148,321)
Class Y* ($1.48 and $0.34 per share, respectively)	(19,616,536)	(3,612,118)
Total distributions to shareholders	$(38,902,300)	$(7,659,543)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$110,504,117	$143,822,948
Reinvestment of distributions	38,221,348	7,523,795
Cost of shares repurchased	(152,465,085)	(107,489,473)
In-kind redemptions	—	(20,029,630)
Net increase (decrease) in net assets resulting from Fund share transactions	$(3,739,620)	$23,827,640
Net increase in net assets	$72,243,139	$110,167,116
NET ASSETS:
Beginning of year	$544,114,367	$433,947,251
End of year	$616,357,506	$544,114,367

*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Annual | 8/31/2511

Statements of Changes in Net Assets
(continued)
	Year Ended 8/31/25 Shares	Year Ended 8/31/25 Amount	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A*
Shares sold	1,400,843	$27,611,866	645,978	$11,897,821
Reinvestment of distributions	613,191	11,693,013	132,102	2,310,844
Less shares repurchased	(1,254,375)	(25,375,943)	(1,066,449)	(19,339,108)
Net increase (decrease)	759,659	$13,928,936	(288,369)	$(5,130,443)
Class C*
Shares sold	70,392	$1,330,886	32,477	$564,666
Reinvestment of distributions	20,682	381,026	2,755	46,519
Less shares repurchased	(106,714)	(2,026,125)	(139,510)	(2,474,533)
Net decrease	(15,640)	$(314,213)	(104,278)	$(1,863,348)
Class R6*
Shares sold	74,793	$1,527,728	257,396	$4,404,082
Reinvestment of distributions	301,371	5,763,305	83,817	1,469,546
Less shares repurchased	(888,631)	(18,150,193)	(684,575)	(12,654,922)
Net decrease	(512,467)	$(10,859,160)	(343,362)	$(6,781,294)
Class R*
Shares sold	45,258	$867,929	114,953	$2,102,576
Reinvestment of distributions	52,205	986,351	8,552	148,310
Less shares repurchased	(874,389)	(16,744,211)	(135,181)	(2,375,178)
Net decrease	(776,926)	$(14,889,931)	(11,676)	$(124,292)
Class Y*
Shares sold	3,825,196	$79,165,708	6,629,517	$124,853,803
Reinvestment of distributions	1,010,821	19,397,653	201,696	3,548,576
Less shares repurchased	(4,512,599)	(90,168,613)	(3,956,892)	(70,645,732)
In-kind redemptions	—	—	(987,654)	(20,029,630)
Net increase	323,418	$8,394,748	1,886,667	$37,727,017

*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Global Equity Fund | Annual | 8/31/25

Financial Highlights
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class A*
Net asset value, beginning of period	$20.35	$16.96	$15.69	$21.08	$15.69
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.25	$0.26	$0.26	$0.26	$0.30
Net realized and unrealized gain (loss) on investments	4.04	3.40	1.93	(1.87)	5.24
Net increase (decrease) from investment operations	$4.29	$3.66	$2.19	$(1.61)	$5.54
Distributions to shareholders:
Net investment income	$(0.34)	$(0.25)	$(0.22)	$(0.35)	$(0.15)
Net realized gain	(1.07)	(0.02)	(0.70)	(3.43)	—
Total distributions	$(1.41)	$(0.27)	$(0.92)	$(3.78)	$(0.15)
Net increase (decrease) in net asset value	$2.88	$3.39	$1.27	$(5.39)	$5.39
Net asset value, end of period	$23.23	$20.35	$16.96	$15.69	$21.08
Total return (b)	22.70%(c)	21.86%	14.56%	(9.05)%(d)	35.53%
Ratio of net expenses to average net assets	1.11%	1.10%	1.09%	1.10%	1.15%
Ratio of net investment income (loss) to average net assets	1.23%	1.44%	1.62%	1.45%	1.60%
Portfolio turnover rate	68%	52%(e)	63%	72%	91%
Net assets, end of period (in thousands)	$218,938	$176,333	$151,894	$141,637	$170,823
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.11%	1.15%	1.22%	1.20%	1.32%
Net investment income (loss) to average net assets	1.23%	1.39%	1.49%	1.35%	1.43%
*	Pioneer Global Sustainable Equity Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended August 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class A's total return was less than 0.005%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been (9.11)%.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Annual | 8/31/2513

Financial Highlights  (continued)
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class C*
Net asset value, beginning of period	$19.62	$16.35	$15.23	$20.57	$15.29
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.09	$0.12	$0.13	$0.12	$0.14
Net realized and unrealized gain (loss) on investments	3.92	3.27	1.87	(1.82)	5.14
Net increase (decrease) from investment operations	$4.01	$3.39	$2.00	$(1.70)	$5.28
Distributions to shareholders:
Net investment income	$(0.18)	$(0.10)	$(0.18)	$(0.21)	$—
Net realized gain	(1.07)	(0.02)	(0.70)	(3.43)	—
Total distributions	$(1.25)	$(0.12)	$(0.88)	$(3.64)	$—
Net increase (decrease) in net asset value	$2.76	$3.27	$1.12	$(5.34)	$5.28
Net asset value, end of period	$22.38	$19.62	$16.35	$15.23	$20.57
Total return (b)	21.85%(c)	20.87%	13.71%	(9.69)%(d)	34.53%
Ratio of net expenses to average net assets	1.86%	1.85%	1.85%	1.82%	1.92%
Ratio of net investment income (loss) to average net assets	0.46%	0.67%	0.85%	0.71%	0.79%
Portfolio turnover rate	68%	52%(e)	63%	72%	91%
Net assets, end of period (in thousands)	$6,675	$6,160	$6,837	$7,440	$10,330
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.87%	1.89%	1.98%	1.91%	2.06%
Net investment income (loss) to average net assets	0.45%	0.63%	0.72%	0.62%	0.65%
*	Pioneer Global Sustainable Equity Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended August 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class C's total return was less than 0.005%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been (9.75)%.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Global Equity Fund | Annual | 8/31/25

	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class R6*
Net asset value, beginning of period	$20.43	$17.03	$15.71	$21.10	$15.70
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.32	$0.33	$0.33	$0.33	$0.38
Net realized and unrealized gain (loss) on investments	4.06	3.41	1.93	(1.86)	5.24
Net increase (decrease) from investment operations	$4.38	$3.74	$2.26	$(1.53)	$5.62
Distributions to shareholders:
Net investment income	$(0.41)	$(0.32)	$(0.24)	$(0.43)	$(0.22)
Net realized gain	(1.07)	(0.02)	(0.70)	(3.43)	—
Total distributions	$(1.48)	$(0.34)	$(0.94)	$(3.86)	$(0.22)
Net increase (decrease) in net asset value	$2.90	$3.40	$1.32	$(5.39)	$5.40
Net asset value, end of period	$23.33	$20.43	$17.03	$15.71	$21.10
Total return (b)	23.16%(c)	22.27%	15.05%	(8.67)%(d)	36.10%
Ratio of net expenses to average net assets	0.74%	0.73%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.58%	1.79%	2.02%	1.85%	2.05%
Portfolio turnover rate	68%	52%(e)	63%	72%	91%
Net assets, end of period (in thousands)	$80,275	$80,775	$73,174	$64,215	$68,962
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.75%	0.77%	0.83%	0.80%	0.84%
Net investment income (loss) to average net assets	1.57%	1.75%	1.89%	1.75%	1.91%
*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been 23.10%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been (8.72)%.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Annual | 8/31/2515

Financial Highlights  (continued)
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class Y*
Net asset value, beginning of period	$20.50	$17.09	$15.76	$21.15	$15.74
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.32	$0.34	$0.34	$0.34	$0.39
Net realized and unrealized gain (loss) on investments	4.07	3.41	1.93	(1.88)	5.25
Net increase (decrease) from investment operations	$4.39	$3.75	$2.27	$(1.54)	$5.64
Distributions to shareholders:
Net investment income	$(0.41)	$(0.32)	$(0.24)	$(0.42)	$(0.23)
Net realized gain	(1.07)	(0.02)	(0.70)	(3.43)	—
Total distributions	$(1.48)	$(0.34)	$(0.94)	$(3.85)	$(0.23)
Net increase (decrease) in net asset value	$2.91	$3.41	$1.33	$(5.39)	$5.41
Net asset value, end of period	$23.41	$20.50	$17.09	$15.76	$21.15
Total return (b)	23.12%(c)	22.25%	15.06%	(8.66)%(d)	36.10%
Ratio of net expenses to average net assets	0.75%	0.74%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.57%	1.84%	2.10%	1.99%	2.06%
Portfolio turnover rate	68%	52%(e)	63%	72%	91%
Net assets, end of period (in thousands)	$310,469	$265,203	$188,805	$63,260	$25,865
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.86%	0.89%	0.95%	0.92%	0.97%
Net investment income (loss) to average net assets	1.46%	1.69%	1.85%	1.77%	1.79%
*	Pioneer Global Sustainable Equity Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended August 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class Y's total return was less than 0.005%.
(d)	The class action lawsuit did not have an impact on the total return.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Global Equity Fund | Annual | 8/31/25

Notes to Financial Statements  |  8/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Global Equity Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class A and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which did not result in federal income tax liability, had no effect on the Fund’s operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 shares or Class Y shares.
As of August 31, 2025, Victory Pioneer Solutions - Balanced Fund owned 12.5% of the total shares outstanding in the Fund, representing a beneficial interest in the Fund.
Victory Pioneer Global Equity Fund | Annual | 8/31/2517

Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc. (“Amundi US”), served as the Fund’s investment adviser. Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund that uses derivatives to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”) (a “limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts
18Victory Pioneer Global Equity Fund | Annual | 8/31/25

of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Victory Pioneer Global Equity Fund | Annual | 8/31/2519

Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
20Victory Pioneer Global Equity Fund | Annual | 8/31/25

B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of August 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
Victory Pioneer Global Equity Fund | Annual | 8/31/2521

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries.
In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of August 31, 2025, the Fund had accrued $0 in reserve for repatriation taxes related to capital gains.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$15,280,462	$7,193,718
Long-term capital gains	23,621,838	465,825
Total	$38,902,300	$7,659,543
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$12,997,785
Undistributed long-term capital gains	47,697,784
Net unrealized appreciation	139,165,836
Total	$199,861,405
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market of passive foreign investment companies.
22Victory Pioneer Global Equity Fund | Annual | 8/31/25

E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $9,005 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares of the Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in
Victory Pioneer Global Equity Fund | Annual | 8/31/2523

the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers located throughout the world. The Adviser seeks to identify companies with sustainable business models, including by evaluating environmental, social and governance (ESG) practices.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less
24Victory Pioneer Global Equity Fund | Annual | 8/31/25

liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in small and mid-sized companies. Compared to large companies, small and mid-sized companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Victory Pioneer Global Equity Fund | Annual | 8/31/2525

With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Option Writing
The Fund may write put and covered call options to seek to increase total return. When an option is written, the Fund receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price, upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as “Written options outstanding” on the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments on the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated
26Victory Pioneer Global Equity Fund | Annual | 8/31/25

as a realized gain on the Statement of Operations, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The average market value of written options for the year ended August 31, 2025 was $(1,315,364). Open written options contracts at August 31, 2025 are listed in the Schedule of Investments.
I.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).
The average market value of forward foreign currency exchange contracts open during the year ended August 31, 2025 was $7,315,853 for sells. There were no open forward foreign currency exchange contracts outstanding at August 31, 2025.
J.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at August 31, 2025 are listed in the Schedule of Investments.
Victory Pioneer Global Equity Fund | Annual | 8/31/2527

K.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at August 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended August 31, 2025 were $0* and $0*, respectively. There were no open futures contracts outstanding at August 31, 2025.
* The balance at each quarter end was zero.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset
28Victory Pioneer Global Equity Fund | Annual | 8/31/25

Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund.  Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.65% of the Predecessor Fund’s average daily net assets up to $1 billion and 0.60% of the Predecessor Fund’s average daily net assets over $1 billion. For the year ended August 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund’s average daily net assets.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses of the Predecessor Fund (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce Predecessor fund expenses to 1.15%, 2.15%, 0.75%, 1.55% and 0.75% of the average daily net assets attributable to Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund, respectively. Fees waived and expenses reimbursed during the year ended August 31, 2025 are reflected on the Statement of Operations.
In addition, under the Fund’s management and administration agreements certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $388,596 in management fees payable to the Adviser at August 31, 2025.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.10%, 1.85%, 0.73%, and 0.74% of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The
Victory Pioneer Global Equity Fund | Annual | 8/31/2529

Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended August 31, 2025, the Fund and the Fund paid $22,248 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At August 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $3,459 and a payable for administrative expenses of $23,045, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended August 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$48,758
Class C	2,740
Class R6	389
Class R	1,845
Class Y	15,476
Total	$69,208
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Predecessor Fund paid the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the
30Victory Pioneer Global Equity Fund | Annual | 8/31/25

Statement of Assets and Liabilities is $26,875 in distribution fees payable to the Distributor at August 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6 or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended August 31, 2025, CDSCs in the amount of $657 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended August 31, 2025, the Fund had no borrowings under the credit facility.
7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to
Victory Pioneer Global Equity Fund | Annual | 8/31/2531

close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross liabilities of the Fund as of August 31, 2025.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Citibank NA	$4,291,567	$—	$—	$—	$—
Total	$4,291,567	$—	$—	$—	$—
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
32Victory Pioneer Global Equity Fund | Annual | 8/31/25

Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at August 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Options written	$—	$—	$—	$4,291,567	$—
Total Value	$—	$—	$—	$4,291,567	$—
Victory Pioneer Global Equity Fund | Annual | 8/31/2533

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at August 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$—	$—	$—	$(20,072)	$—
Forward foreign currency exchange contracts	—	—	465,715	—	—
Total Value	$—	$—	$465,715	$(20,072)	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$176,489	$—	$—
Options written	—	—	—	(2,946,064)	—
Total Value	$—	$—	$176,489	$(2,946,064)	$—
9. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of  Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A,Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $521,760,900 and an identified cost of $435,743,456 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
10. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub- administrator, sub-fund accountant, and transfer agent to be effective close of business on or about December 5, 2025 (the “Effective Date”).  After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund
34Victory Pioneer Global Equity Fund | Annual | 8/31/25

Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
Victory Pioneer Global Equity Fund | Annual | 8/31/2535

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust V) and the Shareholders of Victory Pioneer Global Equity Fund (formerly Pioneer Global Sustainable Equity Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Global Equity Fund (formerly Pioneer Global Sustainable Equity Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust V), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
36Victory Pioneer Global Equity Fund | Annual | 8/31/25

required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Victory Pioneer Global Equity Fund | Annual | 8/31/2537

Additional Information (unaudited)
For the year ended August 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
The Fund designated $56,736,077 as long-term capital gains distributions during the year ended August 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 26.46%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Global Equity Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Global Equity Fund reorganized into Victory Pioneer Global Equity Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Global Equity Fund	15,027,423	13,550,115	279,996	1,197,311
38Victory Pioneer Global Equity Fund | Annual | 8/31/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19431-AFR-1025

Victory Pioneer Short Term Income Fund*
(successor to Pioneer Short Term Income Fund)*
Annual: Full Financials | August 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Short Term Income Fund.

visit us: vcm.com

Victory Pioneer Short Term Income Fund | Annual | 8/31/251

Schedule of Investments  |  8/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.7%
	Senior Secured Floating Rate Loan Interests — 0.3% of Net Assets(a)*
	Advertising Sales — 0.1%
445,466	Lamar Media Corp., Term B Loan, 5.916% (1 Month Term SOFR + 150 bps), 2/5/27	$ 445,466
209,504	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 6.066% (1 Month Term SOFR + 175 bps), 11/18/26	209,635
	Total Advertising Sales	$655,101

	Applications Software — 0.0%†
240,625	RealPage, Inc., First Lien Initial Term Loan, 7.557% (3 Month Term SOFR + 300 bps), 4/24/28	$ 240,592
	Total Applications Software	$240,592

	Cable & Satellite Television — 0.0%†
235,662	Virgin Media Bristol LLC, Facility Y, 7.373% (6 Month Term SOFR + 318 bps), 3/31/31	$ 231,611
	Total Cable & Satellite Television	$231,611

	Chemicals-Specialty — 0.1%
244,530	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-3 Term Loan, 6.066% (1 Month Term SOFR + 175 bps), 12/18/30	$ 246,339
233,062	Tronox Finance LLC, 2024-B Term Loan, 6.796% (1 Month Term SOFR + 250 bps), 9/30/31	206,988
	Total Chemicals-Specialty	$453,327

	Disposable Medical Products — 0.0%†
248,125	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 7.296% (1 Month Term SOFR + 300 bps), 5/30/31	$ 249,366
	Total Disposable Medical Products	$249,366

	Electric-Generation — 0.0%†
124,342	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.566% (1 Month Term SOFR + 525 bps), 4/3/28	$ 125,208
	Total Electric-Generation	$125,208

	Finance-Leasing Company — 0.0%†
241,302	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 6.09% (1 Month Term SOFR + 175 bps), 6/22/30	$ 241,641
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Finance-Leasing Company — (continued)
112,941	Delos Aircraft Designated Activity Co., 2023 Term Loan, 6.046% (3 Month Term SOFR + 175 bps), 10/31/27	$ 113,506
94,500	Setanta Aircraft Leasing Designated Activity Co., New Loan, 6.046% (3 Month Term SOFR + 175 bps), 11/5/28	95,159
	Total Finance-Leasing Company	$450,306

	Hotels & Motels — 0.0%†
247,249	Hilton Domestic Operating Co., Inc., Series B-4 Term Loan, 6.081% (1 Month Term SOFR + 175 bps), 11/8/30	$ 247,814
	Total Hotels & Motels	$247,814

	Internet Content — 0.0%†
36,937	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 7.066% (1 Month Term SOFR + 275 bps), 3/4/30	$ 32,726
	Total Internet Content	$32,726

	Medical Labs & Testing Services — 0.0%†
235,824	Phoenix Guarantor, Inc., First Lien Tranche B-5 Term Loan, 6.816% (1 Month Term SOFR + 250 bps), 2/21/31	$ 236,372
	Total Medical Labs & Testing Services	$236,372

	Metal Processors & Fabrication — 0.0%†
129,117	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 8.082% (3 Month Term SOFR + 375 bps), 11/13/28	$ 124,921
	Total Metal Processors & Fabrication	$124,921

	Physical Therapy & Rehabilitation Centers — 0.0%†
240,000	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 8.82% (3 Month Term SOFR + 425 bps), 11/20/26	$ 200,100
	Total Physical Therapy & Rehabilitation Centers	$200,100

	Retail — 0.0%†
240,175	RVR Dealership Holdings LLC, Term Loan, 8.166% (1 Month Term SOFR + 375 bps), 2/8/28	$ 227,866
	Total Retail	$227,866

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/253

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Telephone-Integrated — 0.0%†
75,128	Level 3 Financing, Inc., Term B-3 Refinancing Loan, 8.566% (1 Month Term SOFR + 425 bps), 3/29/32	$ 75,569
	Total Telephone-Integrated	$75,569

	Veterinary Diagnostics — 0.1%
535,205	Elanco Animal Health, Inc., Term Loan, 6.204% (1 Month Term SOFR + 175 bps), 8/1/27	$ 535,238
	Total Veterinary Diagnostics	$535,238

	Total Senior Secured Floating Rate Loan Interests (Cost $4,160,608)	$4,086,117

	Asset Backed Securities — 31.9% of Net Assets
27,427(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.678% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 27,037
28,738(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.708% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	28,109
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	499,319
247,278	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	231,542
847,521	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	868,361
738,693	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	741,072
680,580	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	693,263
679,437	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	681,477
313,552	ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29 (144A)	314,029
3,020,000	ACM Auto Trust, Series 2025-1A, Class B, 7.87%, 11/20/31 (144A)	3,102,764
2,420,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	2,432,368
414,801	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	415,138
169,500	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	171,886
141,250	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	144,612
2,800,000	Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class E, 6.066%, 6/15/33 (144A)	2,808,068
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
470,173	American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83%, 10/13/28 (144A)	$ 471,769
2,830,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79%, 8/12/31 (144A)	3,033,183
2,000,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	2,050,305
1,970,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	2,007,787
1,000,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	999,671
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	813,855
650,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	679,396
1,360,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	1,393,601
2,180,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, 8/20/32 (144A)	2,221,689
681,697	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	668,448
454,212	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	443,023
243,390	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	226,034
2,763,718	Aqua Finance Trust, Series 2024-A, Class A, 4.81%, 4/18/50 (144A)	2,793,257
525,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	551,777
1,970,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.87%, 6/17/30 (144A)	2,024,236
2,500,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82%, 1/15/32 (144A)	2,531,156
1,482,417	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	1,491,561
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,047,340
480,875	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	482,673
1,243,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	1,247,958
1,790,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.32%, 2/20/28 (144A)	1,807,103
1,010,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.31%, 6/20/29 (144A)	1,029,769
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/255

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
854,556(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class B, 5.648% (SOFR30A + 130 bps), 12/26/31 (144A)	$ 858,203
488,318(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class D, 6.398% (SOFR30A + 205 bps), 12/26/31 (144A)	491,349
2,713,192(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class B, 5.948% (SOFR30A + 160 bps), 6/25/47 (144A)	2,713,184
224,410	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	224,975
2,340,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17%, 10/17/34 (144A)	2,232,585
1,814,274	BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35 (144A)	1,819,549
1,392,416	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	1,455,441
1,814,122	BHG Securitization Trust, Series 2024-1CON, Class B, 6.49%, 4/17/35 (144A)	1,863,131
620,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	636,907
2,420,000	BHG Securitization Trust, Series 2025-2CON, Class D, 5.95%, 9/17/36 (144A)	2,455,415
428,329	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	407,602
779,487	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	786,860
1,100,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class B, 5.41%, 3/15/30 (144A)	1,113,866
1,080,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	1,097,059
289,813	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	285,596
2,100,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	2,114,770
91,251(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 8.068% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	91,342
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 9.818% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	499,601
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 10.568% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	998,419
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
72,500(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 6.568% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	$ 72,477
180,578	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	180,386
109,141	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	105,906
310,974(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.693% (SOFR30A + 435 bps), 10/15/26 (144A)	310,754
91,428(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 5.625% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	91,429
325,441	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	326,256
125,123	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	124,044
2,110,000	Carvana Auto Receivables Trust, Series 2023-N4, Class C, 6.59%, 2/11/30 (144A)	2,171,932
810,000	Carvana Auto Receivables Trust, Series 2023-P3, Class B, 5.97%, 9/10/29 (144A)	845,546
1,131,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.38%, 12/10/30 (144A)	1,139,711
900,000(b)	Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35 (144A)	894,184
590,582(a)	Centerstone SBA Trust, Series 2023-1, Class A, 8.35% (PRIME + 85 bps), 12/27/50 (144A)	590,017
2,250,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class A, 5.668% (3 Month Term SOFR + 135 bps), 1/15/34 (144A)	2,250,983
2,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class D, 7.818% (3 Month Term SOFR + 350 bps), 1/15/34 (144A)	1,997,588
250,000(b)	CFMT LLC, Series 2023-HB12, Class M1, 4.25%, 4/25/33 (144A)	246,708
750,000(b)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	736,610
200,000(b)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	194,623
2,230,000(b)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	2,105,988
25,635(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 4.977% (1 Month Term SOFR + 65 bps), 4/25/33	25,667
32,315(c)	Chase Funding Trust, Series 2003-6, Class 1A7, 4.834%, 11/25/34	32,057
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/257

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
542,875	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	$ 548,813
17,628	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	15,278
700,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	701,907
750,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	771,093
1,250,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,272,406
121,003(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 5.537% (1 Month Term SOFR + 121 bps), 9/25/34 (144A)	116,281
304,657	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	307,794
883,333	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	895,930
2,050,000	Crossroads Asset Trust, Series 2024-A, Class C, 6.52%, 8/20/30 (144A)	2,117,006
1,910,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 6.118% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	1,912,508
500,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (144A)	504,615
1,000,000	Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32 (144A)	1,018,786
278,084	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	280,276
2,500,000	Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 5/17/32	2,511,563
1,830,000	Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	1,842,710
1,000,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 6.837% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	1,000,083
850,201	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	852,447
4,060,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	3,993,944
70,032	Exeter Automobile Receivables Trust, Series 2022-3A, Class C, 5.30%, 9/15/27	70,054
400,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 9/15/28	405,457
2,000,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	2,063,766
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
895,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class E, 11.61%, 6/17/30 (144A)	$ 985,918
1,100,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	1,146,282
2,047,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	2,100,854
1,520,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	1,610,055
1,360,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	1,369,176
600,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class D, 5.34%, 1/15/32	605,693
2,360,000	FCCU Auto Receivables Trust, Series 2025-1A, Class D, 6.29%, 7/15/33 (144A)	2,408,017
1,662,000	FHF Issuer Trust, Series 2023-2A, Class B, 7.49%, 11/15/29 (144A)	1,733,384
388,000	FHF Issuer Trust, Series 2023-2A, Class C, 7.97%, 12/17/29 (144A)	409,105
856,946	FHF Issuer Trust, Series 2024-1A, Class A2, 5.69%, 2/15/30 (144A)	866,337
3,300,000	FHF Issuer Trust, Series 2024-1A, Class B, 6.26%, 3/15/30 (144A)	3,409,356
1,807,000	FHF Issuer Trust, Series 2024-1A, Class C, 7.42%, 5/15/31 (144A)	1,893,971
2,272,000	FHF Issuer Trust, Series 2024-3A, Class C, 5.43%, 3/17/31 (144A)	2,274,699
1,290,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	1,304,206
172,611	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	174,064
1,351,139(b)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	1,385,991
1,741,938(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	1,776,359
2,219,747(b)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	2,251,209
1,790,000	FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/30 (144A)	1,807,422
3,499,818(b)	FNA 8 LLC, Series 2025-1, Class A, 5.623%, 3/15/45 (144A)	3,527,343
925,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	934,636
1,100,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 6.129% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	1,100,277
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/259

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,370,000(a)	Fortress Credit Opportunities XXIX CLO, Ltd., Series 2025-29A, Class B, 5.975% (3 Month Term SOFR + 165 bps), 4/20/33 (144A)	$ 1,370,599
109,205	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	103,493
722,922	Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/49 (144A)	740,866
849,035	Foundation Finance Trust, Series 2024-1A, Class B, 5.95%, 12/15/49 (144A)	874,816
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.09%, 10/15/29 (144A)	1,010,007
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class D, 6.83%, 3/15/30 (144A)	1,038,728
84,885	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	84,766
1,220,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%, 10/16/28 (144A)	1,200,698
750,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	766,438
710,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class E, 11.42%, 3/15/30 (144A)	783,585
2,000,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	2,034,418
2,670,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	2,720,705
790,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	804,616
1,089,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class C, 6.41%, 8/15/29 (144A)	1,125,177
1,000,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class D, 7.93%, 7/15/30 (144A)	1,069,935
1,429,000	GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30 (144A)	1,507,003
230,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	235,398
1,300,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,355,665
2,300,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 8/15/31 (144A)	2,390,414
887,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	905,093
3,540,000(a)	Golub Capital Partners CLO 61M, Series 2022-61A, Class A1AR, 5.544% (3 Month Term SOFR + 123 bps), 7/25/35 (144A)	3,537,458
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,622,530(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class BR, 6.318% (3 Month Term SOFR + 200 bps), 7/25/33 (144A)	$ 1,619,231
3,010,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class CR, 7.068% (3 Month Term SOFR + 275 bps), 7/25/33 (144A)	3,016,785
1,750,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 8.918% (3 Month Term SOFR + 460 bps), 7/25/33 (144A)	1,754,060
716,746(a)	Gracie Point International Funding, Series 2023-1A, Class A, 6.298% (SOFR90A + 195 bps), 9/1/26 (144A)	716,815
460,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 7.448% (SOFR90A + 310 bps), 9/1/26 (144A)	460,011
500,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 8.848% (SOFR90A + 450 bps), 9/1/26 (144A)	499,989
1,027,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class C, 7.922% (SOFR90A + 350 bps), 3/1/28 (144A)	1,023,149
432,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class D, 11.572% (SOFR90A + 715 bps), 3/1/28 (144A)	432,304
650,000(a)(d)	Gracie Point International Funding LLC, Series 2025-1A, Class B, 6.355% (SOFR30A + 200 bps), 8/15/28 (144A)	650,000
1,000,000(a)(d)	Gracie Point International Funding LLC, Series 2025-1A, Class C, 7.105% (SOFR30A + 275 bps), 8/15/28 (144A)	1,000,000
2,310,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class D, 5.56%, 6/25/60 (144A)	2,336,467
1,843,333(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 5.948% (SOFR30A + 160 bps), 8/25/54 (144A)	1,849,405
994,852(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.848% (SOFR30A + 150 bps), 1/25/55 (144A)	997,674
2,419,494(b)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	2,444,519
409,660(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 7.717% (SOFR30A + 325 bps), 10/25/50 (144A)	423,182
1,191,364(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.717% (SOFR30A + 225 bps), 12/25/51 (144A)	1,197,702
620,186	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	637,156
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2511

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
46,429	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	$ 45,664
696,474	HINNT LLC, Series 2024-A, Class A, 5.49%, 3/15/43 (144A)	709,388
900,000(e)	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	22,500
5,495,108	Home Partners of America Trust, Series 2019-2, Class F, 3.866%, 10/19/39 (144A)	5,300,106
213,607(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class C, 7.495% (SOFR30A + 315 bps), 5/20/32 (144A)	215,902
497,150(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class C, 6.945% (SOFR30A + 260 bps), 10/20/32 (144A)	499,185
2,900,000(a)	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class C, 6.739% (SOFR30A + 235 bps), 9/20/33 (144A)	2,902,643
400,107(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.095% (SOFR30A + 175 bps), 11/25/53 (144A)	402,291
762,870(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.045% (SOFR30A + 170 bps), 3/20/54 (144A)	766,978
515,148(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 5.945% (SOFR30A + 160 bps), 5/20/54 (144A)	517,592
2,042,994(a)	JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.545% (SOFR30A + 120 bps), 2/25/55 (144A)	2,045,072
2,574,828(a)	JP Morgan Mortgage Trust, Series 2025-HE1, Class A1, 5.495% (SOFR30A + 115 bps), 7/20/55 (144A)	2,574,816
2,760,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.993% (SOFR30A + 265 bps), 11/15/27 (144A)	2,766,143
338,035	Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 6/15/27 (144A)	339,335
1,000,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.15%, 6/16/31 (144A)	1,035,063
450,643	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	460,356
1,500,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	1,541,903
1,550,000	Lendbuzz Securitization Trust, Series 2024-3A, Class B, 5.03%, 11/15/30 (144A)	1,564,839
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,679,000	Lendbuzz Securitization Trust, Series 2025-1A, Class C, 5.99%, 1/15/32 (144A)	$ 2,770,381
252,089	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	253,038
1,810,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	1,801,030
600,000	Libra Solutions LLC, Series 2025-1A, Class A, 6.355%, 8/15/39 (144A)	601,604
1,000,000	Libra Solutions LLC, Series 2025-1A, Class C, 9.90%, 8/15/39 (144A)	1,000,541
338,434	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	319,454
298,224	Marlette Funding Trust, Series 2021-1A, Class D, 2.47%, 6/16/31 (144A)	296,602
1,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	1,021,020
2,710,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29 (144A)	2,746,332
710,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R2, 5.539% (3 Month Term SOFR + 121 bps), 1/18/36 (144A)	709,541
1,900,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	1,918,338
1,240,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	1,249,275
1,420,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.80%, 5/15/30 (144A)	1,441,343
1,540,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 6.08% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	1,543,711
84,366	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	83,303
4,741,558	MPOWER Education Trust, Series 2025-A, Class A, 6.62%, 7/21/42 (144A)	4,875,339
1,150,000	MPOWER Education Trust, Series 2025-A, Class B, 8.47%, 7/21/42 (144A)	1,176,869
36,214	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	35,814
1,150(b)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	2,173
1,300,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 5.243% (SOFR30A + 90 bps), 3/15/29 (144A)	1,306,263
320,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	335,064
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2513

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,550,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	$ 1,589,154
2,250,000	NMEF Funding LLC, Series 2025-A, Class D, 8.07%, 7/15/32 (144A)	2,288,205
51,536(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 5.217% (1 Month Term SOFR + 89 bps), 5/25/33	50,779
1,500,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	1,508,003
1,610,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	1,658,114
1,000,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	1,044,404
3,423,000	Octane Receivables Trust, Series 2023-2A, Class E, 10.50%, 6/20/31 (144A)	3,755,223
965,000	Octane Receivables Trust, Series 2023-3A, Class D, 7.58%, 9/20/29 (144A)	1,011,460
1,000,000	Octane Receivables Trust, Series 2024-1A, Class D, 6.43%, 10/21/30 (144A)	1,029,706
2,250,000	Octane Receivables Trust, Series 2024-3A, Class C, 5.51%, 10/20/31 (144A)	2,296,098
1,410,000	Octane Receivables Trust, Series 2024-RVM1, Class B, 5.27%, 1/22/46 (144A)	1,433,314
2,300,000	Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29 (144A)	2,305,208
650,000	Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29 (144A)	653,904
485,633	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	486,058
1,260,000	Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32 (144A)	1,264,827
1,330,000	Oportun Issuance Trust, Series 2025-A, Class A, 5.01%, 2/8/33 (144A)	1,330,587
3,078,077	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, 12/20/32 (144A)	3,130,531
750,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	759,828
1,074,608	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	1,052,115
3,722,290	Pagaya AI Debt Grantor Trust, Series 2024-10, Class B, 5.75%, 6/15/32 (144A)	3,744,391
1,554,101(b)	Pagaya AI Debt Grantor Trust, Series 2024-11, Class AB, 5.408%, 7/15/32 (144A)	1,560,261
999,915	Pagaya AI Debt Grantor Trust, Series 2025-1, Class B, 5.628%, 7/15/32 (144A)	1,007,265
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
37,237	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	$ 37,301
1,250,323	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	1,262,015
179,512	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	180,778
932,224(b)	Pagaya AI Debt Trust, Series 2024-2, Class ABC, 6.76%, 8/15/31 (144A)	937,007
1,451,174	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	1,462,074
910,000	Pagaya AI Debt Trust, Series 2025-R1, Class B, 5.705%, 6/15/32 (144A)	915,721
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	748,346
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	748,892
2,000,000	PEAC Solutions Receivables LLC, Series 2024-1A, Class C, 6.62%, 1/21/31 (144A)	2,070,932
3,110,000	PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31 (144A)	3,135,885
651,477	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	659,136
1,056,755	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	1,080,997
749,499	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	756,218
850,000	Post Road Equipment Finance LLC, Series 2024-1A, Class B, 5.58%, 10/15/30 (144A)	859,303
710,000	Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30 (144A)	720,779
400,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	411,298
1,350,000	Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29 (144A)	1,327,745
2,500,000	Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88%, 5/15/30 (144A)	2,665,474
1,880,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.12%, 8/15/29 (144A)	1,919,882
1,967,000	Prestige Auto Receivables Trust, Series 2024-1A, Class D, 6.21%, 2/15/30 (144A)	2,016,317
2,030,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	2,042,588
2,580,000	Prestige Auto Receivables Trust, Series 2025-1A, Class C, 5.52%, 2/15/30 (144A)	2,619,571
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2515

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
670,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	$ 674,199
700,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	710,461
840,000	RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34 (144A)	846,812
3,180,000	RCKT Trust, Series 2025-1A, Class E, 7.12%, 7/25/34 (144A)	3,205,485
2,400,000	Reach ABS Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	2,423,996
2,255,000	Reach ABS Trust, Series 2025-1A, Class B, 5.34%, 8/16/32 (144A)	2,289,868
2,000,000	Reach ABS Trust, Series 2025-2A, Class C, 5.69%, 8/18/32 (144A)	2,022,590
98,185(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 7.00% (PRIME - 50 bps), 12/27/44 (144A)	98,113
664,142(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	674,735
214,286(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 5.372% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	214,127
1,850,000	Regional Management Issuance Trust, Series 2024-2, Class B, 5.49%, 12/15/33 (144A)	1,869,031
1,250,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.74%, 12/15/33 (144A)	1,263,686
449,177	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	451,912
1,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	952,955
500,000(b)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	30,000
500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class C, 6.96%, 1/18/30 (144A)	506,133
814,383(b)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	845,007
351,742	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	352,473
73,006	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	73,225
659,328	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	671,299
930,000	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	931,459
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
275,485	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	$ 275,627
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, 3/17/31	1,035,537
1,120,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	1,162,815
1,980,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	2,012,330
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, 1/15/31	1,008,070
1,424,000	SCF Equipment Leasing LLC, Series 2022-1A, Class E, 5.26%, 7/20/32 (144A)	1,409,132
500,000	SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32 (144A)	501,168
480,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	505,194
1,180,000	SoFi Consumer Loan Program Trust, Series 2025-2, Class D, 5.62%, 6/25/34 (144A)	1,199,748
3,970,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class B, 6.341% (3 Month Term SOFR + 201 bps), 7/18/31 (144A)	3,984,189
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 8.18% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	501,874
1,610,000(a)	Starwood LLC, Series 2024-SIF4A, Class C, 6.822% (3 Month Term SOFR + 250 bps), 10/17/36 (144A)	1,615,941
150,563	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	144,329
667	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	667
822,779	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	817,039
2,747,136(b)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	2,761,524
2,346,667(b)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	2,366,727
2,890,000(c)	Towd Point Mortgage Trust, Series 2024-CES4, Class A2, 5.173%, 9/25/64 (144A)	2,886,502
3,000,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A2, 5.98%, 11/15/27 (144A)	3,040,195
1,610,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	1,639,492
750,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	756,796
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2517

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
606,202	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	$ 610,491
1,000,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	1,006,552
3,755,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28 (144A)	3,851,188
1,000,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class B, 6.57%, 2/15/28 (144A)	1,007,697
1,850,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	1,887,639
3,000,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29 (144A)	3,027,880
2,680,000	Tricolor Auto Securitization Trust, Series 2025-1A, Class C, 5.72%, 10/15/29 (144A)	2,711,937
892,000	Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 4/15/31 (144A)	919,047
2,240,000	Tricon American Homes Trust, Series 2019-SFR1, Class F, 3.745%, 3/17/38 (144A)	2,221,000
830,000(a)	Tricon Residential Trust, Series 2025-SFR1, Class D, 6.363% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	833,110
850,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	872,082
679,678	Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 2/18/31 (144A)	680,121
9,118	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	9,085
2,970,000	Upstart Securitization Trust, Series 2025-2, Class B, 5.62%, 6/20/35 (144A)	2,995,387
2,010,000	Upstart Securitization Trust, Series 2025-2, Class C, 6.02%, 6/20/35 (144A)	2,035,448
76,091	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	76,995
698,112	US Bank NA, Series 2025-SUP1, Class B, 5.582%, 2/25/32 (144A)	698,129
1,623,516(a)	US Bank NA, Series 2025-SUP1, Class D, 7.048% (SOFR30A + 270 bps), 2/25/32 (144A)	1,618,122
1,340,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1NR, 5.755% (3 Month Term SOFR + 143 bps), 1/20/34 (144A)	1,342,923
477,966	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	486,190
2,620,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	2,714,779
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	$ 1,059,242
2,320,000	Veros Auto Receivables Trust, Series 2025-1, Class C, 6.17%, 12/17/29 (144A)	2,374,356
327,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	336,419
1,375,000	VFI ABS LLC, Series 2025-1A, Class C, 5.60%, 4/24/31 (144A)	1,384,613
820,205(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	829,538
550,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	600,288
1,500,000	VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62%, 12/15/28 (144A)	1,507,752
5,000,000	Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.34%, 11/15/35 (144A)	5,065,841
542,226	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	553,888
271,113	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	278,251
421,895	Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38 (144A)	429,154
1,400,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class F, 3.66%, 12/15/27 (144A)	1,398,999
1,265,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	1,300,464
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	358,059
1,000,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/28 (144A)	1,024,115
619,464	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	587,434
1,600,000	Wingspire Equipment Finance LLC, Series 2024-1A, Class D, 6.31%, 9/20/32 (144A)	1,621,493
2,397,945(a)	Woodmont Trust, Series 2023-12A, Class A1R, 5.718% (3 Month Term SOFR + 140 bps), 10/25/32 (144A)	2,401,513
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.579% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	1,001,643
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 9.579% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	1,000,220
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2519

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
990,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class A2AR, 6.118% (3 Month Term SOFR + 180 bps), 7/15/33 (144A)	$ 991,074
234,509(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1AR, 5.618% (3 Month Term SOFR + 130 bps), 7/15/32 (144A)	234,658
	Total Asset Backed Securities (Cost $402,560,110)	$406,170,537

	Collateralized Mortgage Obligations—8.6% of Net Assets
500,000(b)	A&D Mortgage Trust, Series 2023-NQM2, Class M1, 8.281%, 5/25/68 (144A)	$ 506,602
1,428,438(b)	A&D Mortgage Trust, Series 2024-NQM3, Class M1, 6.882%, 7/25/69 (144A)	1,453,837
2,363(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.689%, 6/25/30	2,364
2,172,024(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.498% (SOFR30A + 215 bps), 8/25/34 (144A)	2,175,809
66,334(b)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	65,012
1,440,000(b)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35 (144A)	1,351,082
700,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	673,284
510,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	487,579
1,140,000(b)	CFMT LLC, Series 2024-HB15, Class M3, 4.00%, 8/25/34 (144A)	1,096,485
996,976(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 5.898% (SOFR30A + 155 bps), 2/25/50 (144A)	970,357
566,533(b)	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.007%, 1/25/67 (144A)	545,817
1,331,549(a)	Connecticut Avenue Securities, Series 2025-R01, Class 1A1, 5.30% (SOFR30A + 95 bps), 1/25/45 (144A)	1,331,547
1,743,520(a)	Connecticut Avenue Securities, Series 2025-R01, Class 1M1, 5.45% (SOFR30A + 110 bps), 1/25/45 (144A)	1,744,615
2,091(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 6.613% (SOFR30A + 226 bps), 11/25/39 (144A)	2,091
570,905(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 8.213% (SOFR30A + 386 bps), 9/25/39 (144A)	584,451
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
920,000(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.463% (SOFR30A + 311 bps), 1/25/40 (144A)	$ 938,865
1,040,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.113% (SOFR30A + 376 bps), 2/25/40 (144A)	1,077,378
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.113% (SOFR30A + 376 bps), 2/25/40 (144A)	2,206,552
2,010,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 6.248% (SOFR30A + 190 bps), 12/25/41 (144A)	2,029,435
2,780,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.348% (SOFR30A + 300 bps), 1/25/42 (144A)	2,845,589
770,000(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2B1, 11.10% (SOFR30A + 675 bps), 9/25/42 (144A)	849,649
213,442(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 6.85% (SOFR30A + 250 bps), 9/25/42 (144A)	216,497
578,558(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 6.75% (SOFR30A + 240 bps), 12/25/42 (144A)	591,571
63,130(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.648% (SOFR30A + 230 bps), 1/25/43 (144A)	64,450
335,080(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 6.848% (SOFR30A + 250 bps), 4/25/43 (144A)	340,310
109,170(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 6.048% (SOFR30A + 170 bps), 7/25/43 (144A)	109,829
262,033(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.398% (SOFR30A + 105 bps), 1/25/44 (144A)	262,033
508,325(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 5.448% (SOFR30A + 110 bps), 2/25/44 (144A)	508,480
323,999(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 5.50% (SOFR30A + 115 bps), 3/25/44 (144A)	324,201
490,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.30% (SOFR30A + 195 bps), 3/25/44 (144A)	495,788
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2521

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,035,583(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 5.348% (SOFR30A + 100 bps), 5/25/44 (144A)	$ 1,036,231
1,850,659(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2A1, 5.348% (SOFR30A + 100 bps), 7/25/44 (144A)	1,851,227
1,448,765(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, 5.348% (SOFR30A + 100 bps), 7/25/44 (144A)	1,448,764
1,362,457(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.498% (SOFR30A + 115 bps), 9/25/44 (144A)	1,366,754
283,598(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.398% (SOFR30A + 105 bps), 9/25/44 (144A)	283,597
1,210,000(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, 5.948% (SOFR30A + 160 bps), 9/25/44 (144A)	1,213,400
1,014,619(a)	Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, 5.50% (SOFR30A + 115 bps), 2/25/45 (144A)	1,016,534
76,164	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	80,635
810,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 8.598% (SOFR30A + 425 bps), 4/25/34 (144A)	834,469
263,289(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 6.35% (SOFR30A + 200 bps), 9/26/33 (144A)	263,784
630,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.30% (SOFR30A + 395 bps), 9/26/33 (144A)	646,884
1,000,000(b)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	979,962
17,038(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 5.457% (SOFR30A + 111 bps), 3/15/32	17,206
25,800(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 5.457% (SOFR30A + 111 bps), 3/15/32	26,048
6,499(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 4.707% (SOFR30A + 36 bps), 1/15/35	6,470
4,861(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 4.707% (SOFR30A + 36 bps), 8/15/35	4,837
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,677(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 4.757% (SOFR30A + 41 bps), 1/15/36	$ 2,659
23,462(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 4.757% (SOFR30A + 41 bps), 2/15/36	23,263
9,265(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 4.877% (SOFR30A + 53 bps), 6/15/36	9,174
25,837(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 4.957% (SOFR30A + 61 bps), 7/15/36	25,726
23,671(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 4.807% (SOFR30A + 46 bps), 11/15/36	23,450
10,859(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 4.807% (SOFR30A + 46 bps), 11/15/36	10,761
44,100(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 5.037% (SOFR30A + 69 bps), 10/15/37	44,001
35,780(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 5.157% (SOFR30A + 81 bps), 12/15/39	35,861
9,900(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 4.857% (SOFR30A + 51 bps), 5/15/41	9,817
83(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 4.657% (SOFR30A + 31 bps), 8/15/26	83
1,577,668(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M2, 4.00%, 1/25/56 (144A)	1,523,665
1,568,067(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	1,537,708
2,570,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	2,504,327
1,222,002(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	1,195,199
1,800,029(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	1,766,440
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2523

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,940,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, 8/25/59 (144A)	$ 4,746,501
832,149(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, 11/25/59 (144A)	802,930
424,734(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 5.998% (SOFR30A + 165 bps), 1/25/34 (144A)	426,458
2,267,017(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 5.848% (SOFR30A + 150 bps), 10/25/41 (144A)	2,274,966
87,030(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 5.198% (SOFR30A + 85 bps), 11/25/41 (144A)	86,977
1,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.448% (SOFR30A + 210 bps), 9/25/41 (144A)	1,351,725
1,979,477(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class M1, 5.298% (SOFR30A + 95 bps), 12/25/41 (144A)	1,976,389
1,835,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.848% (SOFR30A + 250 bps), 1/25/42 (144A)	1,868,547
1,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class M2, 8.098% (SOFR30A + 375 bps), 2/25/42 (144A)	1,037,810
1,500,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class M2, 8.698% (SOFR30A + 435 bps), 4/25/42 (144A)	1,575,938
74,084(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 6.498% (SOFR30A + 215 bps), 9/25/42 (144A)	74,590
163,978(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA3, Class M1A, 6.648% (SOFR30A + 230 bps), 8/25/42 (144A)	167,102
534,335(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA2, Class M1A, 6.45% (SOFR30A + 210 bps), 4/25/43 (144A)	543,018
139,573(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 6.348% (SOFR30A + 200 bps), 5/25/43 (144A)	140,969
219,566(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 6.348% (SOFR30A + 200 bps), 6/25/43 (144A)	220,517
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
375,067(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class M1, 5.698% (SOFR30A + 135 bps), 2/25/44 (144A)	$ 376,231
1,157,375(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.398% (SOFR30A + 105 bps), 10/25/44 (144A)	1,158,822
336,092(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.348% (SOFR30A + 100 bps), 10/25/44 (144A)	336,038
2,583,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class A1, 5.598% (SOFR30A + 125 bps), 8/25/44 (144A)	2,594,296
878,851(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M1, 5.548% (SOFR30A + 120 bps), 8/25/44 (144A)	880,245
1,220,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M2, 6.148% (SOFR30A + 180 bps), 8/25/44 (144A)	1,227,024
721,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class A1, 5.298% (SOFR30A + 95 bps), 1/25/45 (144A)	720,999
1,972,143(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class M1, 5.398% (SOFR30A + 105 bps), 1/25/45 (144A)	1,972,140
1,342,250(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class A1, 5.298% (SOFR30A + 95 bps), 2/25/45 (144A)	1,342,786
3,603,056(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M1, 5.498% (SOFR30A + 115 bps), 2/25/45 (144A)	3,606,393
14,022(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 4.857% (SOFR30A + 51 bps), 5/15/36	13,915
32,894(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 4.757% (SOFR30A + 41 bps), 8/15/36	32,633
12,118(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 4.807% (SOFR30A + 46 bps), 12/15/36	12,009
64,899(a)	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-20, Class A7, 4.763% (SOFR30A + 41 bps), 12/25/29	63,118
100,210(b)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 5.37%, 7/25/43	101,904
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2525

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,839(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 5.363% (SOFR30A + 101 bps), 12/25/31	$ 6,878
4,339(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 5.107% (SOFR30A + 76 bps), 1/18/32	4,340
8,312(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 4.963% (SOFR30A + 61 bps), 1/25/33	8,310
9,886(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 4.963% (SOFR30A + 61 bps), 5/25/33	9,849
5,671(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 4.813% (SOFR30A + 46 bps), 2/25/33	5,663
16,157(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 4.863% (SOFR30A + 51 bps), 7/25/34	16,100
19,760(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 4.763% (SOFR30A + 41 bps), 10/25/35	19,609
14,045(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 4.773% (SOFR30A + 42 bps), 2/25/35	14,007
22,678(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 4.913% (SOFR30A + 56 bps), 6/25/36	22,569
5,007(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 5.033% (SOFR30A + 68 bps), 9/25/36	4,997
6,667(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 5.083% (SOFR30A + 73 bps), 12/25/37	6,645
10,321(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 4.713% (SOFR30A + 36 bps), 3/25/37	10,140
32,097(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 4.713% (SOFR30A + 36 bps), 2/25/37	31,589
5,237(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 4.863% (SOFR30A + 51 bps), 5/25/37	5,208
29,399(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 4.703% (SOFR30A + 35 bps), 6/25/37	29,060
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
22,908(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 4.663% (SOFR30A + 31 bps), 2/25/37	$ 22,596
8,537(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 5.033% (SOFR30A + 68 bps), 9/25/37	8,486
19,136(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 5.683% (SOFR30A + 133 bps), 10/25/38	19,497
102,281(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 4.683% (SOFR30A + 33 bps), 3/25/45	101,393
34,654(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.951%, 4/25/45	34,187
22,972(b)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 5.354%, 6/25/45	23,434
65,535(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 4.723% (SOFR30A + 37 bps), 11/25/46	65,009
733,118(c)	GCAT Trust, Series 2022-NQM4, Class A3, 5.73%, 8/25/67 (144A)	732,986
33,904(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.705% (1 Month Term SOFR + 36 bps), 2/20/35	33,548
33,237(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.724% (1 Month Term SOFR + 36 bps), 1/16/35	32,981
217,757(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.314% (SOFR30A + 296 bps), 7/25/33 (144A)	218,770
290,648(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.95% (SOFR30A + 460 bps), 10/25/33 (144A)	298,247
500,000(b)	HOMES Trust, Series 2023-NQM2, Class M1, 7.261%, 2/25/68 (144A)	503,104
400,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	287,840
279,516	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	269,209
15,680(b)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 5.532%, 10/25/34	14,738
88,101(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.937% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	86,715
620,000(c)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	624,723
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2527

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
524(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 6.375%, 1/25/29	$ 519
50,428(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 5.077% (1 Month Term SOFR + 75 bps), 1/25/29	43,979
725,000(c)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	731,879
610,000(c)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	613,532
450,000(b)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	395,744
480,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	461,818
2,000,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M3, 3.00%, 2/25/37 (144A)	1,902,601
400,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	390,403
3,820,000(b)	PRKCM Trust, Series 2023-AFC4, Class M1, 7.961%, 11/25/58 (144A)	3,894,500
567,768(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 7.498% (SOFR30A + 315 bps), 12/27/33 (144A)	572,145
811,715(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 8.048% (SOFR30A + 370 bps), 11/25/31 (144A)	823,158
369,622(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.05% (SOFR30A + 270 bps), 7/25/33 (144A)	371,287
460,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 8.70% (SOFR30A + 435 bps), 7/25/33 (144A)	474,058
456,627(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.35% (SOFR30A + 200 bps), 9/25/34 (144A)	456,991
710,000(a)	Radnor Re, Ltd., Series 2024-1, Class M1B, 7.25% (SOFR30A + 290 bps), 9/25/34 (144A)	715,757
161,445(a)	RESI Finance LP, Series 2003-CB1, Class B3, 5.922% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	134,413
541,861(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	518,768
2,204,104(b)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	2,230,039
505,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	508,088
460,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	464,922
4,932,000(c)	Towd Point Mortgage Trust, Series 2024-CES6, Class A2, 6.002%, 11/25/64 (144A)	5,011,163
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
273,380(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 7.248% (SOFR30A + 290 bps), 2/25/34 (144A)	$ 274,329
770,167(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.748% (SOFR30A + 340 bps), 11/25/33 (144A)	777,857
3,284,000(b)	Verus Securitization Trust, Series 2024-3, Class M1, 6.887%, 4/25/69 (144A)	3,336,983
2,000,000(b)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	1,954,204
92,557(b)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	89,284
900,000(c)	Vista Point Securitization Trust, Series 2024-CES3, Class A2, 5.995%, 1/25/55 (144A)	911,130
	Total Collateralized Mortgage Obligations (Cost $108,340,425)	$109,005,463

	Commercial Mortgage-Backed Securities—9.7% of Net Assets
2,170,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.67% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 2,169,989
322,729(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.624% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	322,733
1,910,000(a)	ACRES LLC, Series 2025-FL3, Class A, 5.939% (1 Month Term SOFR + 162 bps), 8/18/40 (144A)	1,913,744
4,365,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 7.527% (1 Month Term SOFR + 319 bps), 1/20/41 (144A)	4,354,156
422,898(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class A, 5.548% (1 Month Term SOFR + 118 bps), 8/15/34 (144A)	422,919
3,000,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 6.678% (1 Month Term SOFR + 231 bps), 8/15/34 (144A)	2,995,050
1,402,936(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.828% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	1,402,957
1,580,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class B, 6.478% (1 Month Term SOFR + 211 bps), 11/15/36 (144A)	1,579,798
756,838(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 5.793% (SOFR30A + 145 bps), 1/15/37 (144A)	756,865
1,651,999(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 6.05% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	1,652,288
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2529

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,020,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.748% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	$ 6,031,282
1,970,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class A, 6.364% (1 Month Term SOFR + 200 bps), 5/15/39 (144A)	1,975,356
349,984(c)(f)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
725,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.929% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	726,699
537,320(a)	BRSP, Ltd., Series 2021-FL1, Class A, 5.618% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	532,096
1,630,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 6.001% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	1,637,133
500,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.228% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	491,236
4,735,000	BWAY Mortgage Trust, Series 2013-1515, Class B, 3.473%, 3/10/33 (144A)	4,410,692
1,900,476(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.054% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	1,907,009
1,870,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, 5.687% (1 Month Term SOFR + 132 bps), 1/15/42 (144A)	1,867,079
890,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.754% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	881,185
1,707,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.373% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	1,708,067
1,230,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.62% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	1,225,543
2,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.204% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	1,993,103
2,520,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class B, 7.149% (1 Month Term SOFR + 279 bps), 9/18/42 (144A)	2,538,734
1,701,792(a)	Extended Stay America Trust, Series 2021-ESH, Class E, 7.327% (1 Month Term SOFR + 296 bps), 7/15/38 (144A)	1,701,260
495,017(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 6.405% (SOFR30A + 206 bps), 3/25/25 (144A)	501,715
1,387,482(a)	FS Rialto, Series 2021-FL3, Class A, 5.724% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	1,386,561
224,831(a)	FS Rialto Issuer LLC, Series 2022-FL4, Class A, 6.242% (SOFR30A + 190 bps), 1/19/39 (144A)	224,901
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,910,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.984% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	$ 3,935,908
2,250,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.738% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	2,251,408
2,410,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class B, 6.931% (1 Month Term SOFR + 259 bps), 1/15/43 (144A)	2,413,437
1,844,202(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.73% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	1,841,726
150,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.028% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	147,762
1,684,784(a)	HIH Trust, Series 2024-61P, Class A, 6.205% (1 Month Term SOFR + 184 bps), 10/15/41 (144A)	1,686,890
860,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.904% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	861,344
1,110,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.304% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	1,111,734
950,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774%, 5/10/39 (144A)	966,422
3,175,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324%, 5/10/39 (144A)	3,236,832
1,105,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471%, 5/10/39 (144A)	1,135,451
1,150,000(a)	HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.205% (1 Month Term SOFR + 184 bps), 9/15/41 (144A)	1,151,436
500,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.571% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	383,897
1,940,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 6.143% (1 Month Term SOFR + 178 bps), 11/15/38 (144A)	1,936,363
1,147,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.99%, 10/5/39 (144A)	1,153,690
160,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.99%, 10/5/39 (144A)	159,759
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2531

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,201,302(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.803% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	$ 2,201,483
890,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.745% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	890,127
1,053,130(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 5.893% (SOFR30A + 155 bps), 1/17/37 (144A)	1,053,459
715,000(a)	MCR Mortgage Trust, Series 2024-HF1, Class A, 6.156% (1 Month Term SOFR + 179 bps), 12/15/41 (144A)	715,894
817,778(a)	MCR Mortgage Trust, Series 2024-HTL, Class A, 6.122% (1 Month Term SOFR + 176 bps), 2/15/37 (144A)	817,778
991,001(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 6.772% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	991,001
1,230,000	MCR Mortgage Trust, Series 2024-TWA, Class D, 7.402%, 6/12/39 (144A)	1,244,367
3,067,000(a)	MF1 LLC, Series 2024-FL14, Class A, 6.09% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	3,078,201
1,720,000(a)	MF1, Ltd., Series 2021-FL6, Class C, 6.324% (1 Month Term SOFR + 196 bps), 7/16/36 (144A)	1,715,650
1,217,221(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.554% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	1,216,677
2,211,402(a)	MF1, Ltd., Series 2022-FL8, Class A, 5.703% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	2,211,391
4,911,614(a)	MF1, Ltd., Series 2024-FL15, Class A, 6.048% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	4,927,164
3,430,000(a)	MF1, Ltd., Series 2024-FL16, Class A, 5.901% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	3,440,835
320,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 6.243% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	295,578
306,754(a)	PFP, Ltd., Series 2024-11, Class A, 6.189% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	307,345
1,810,000(b)	PRM Trust, Series 2025-PRM6, Class D, 5.867%, 7/5/33 (144A)	1,808,477
700,000(b)	PRM Trust, Series 2025-PRM6, Class E, 6.803%, 7/5/33 (144A)	700,084
1,125,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class B, 6.237% (1 Month Term SOFR + 191 bps), 11/25/36 (144A)	1,124,576
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.387% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	871,445
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
590,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 7.855% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	$ 590,688
3,160,000(a)	SHR Trust, Series 2024-LXRY, Class A, 6.313% (1 Month Term SOFR + 195 bps), 10/15/41 (144A)	3,169,476
157,270(b)	Silver Hill Trust, Series 2019-1, Class A1, 3.102%, 11/25/49 (144A)	155,310
3,227,193(a)	SKY Trust, Series 2025-LINE, Class A, 6.952% (1 Month Term SOFR + 259 bps), 4/15/42 (144A)	3,249,852
1,184,107(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	1,203,988
700,000(b)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.924%, 12/10/34 (144A)	706,531
1,230,757(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 6.013% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	1,230,749
3,120,000(a)	TRTX Issuer, Ltd., Series 2025-FL6, Class A, 5.897% (1 Month Term SOFR + 154 bps), 9/18/42 (144A)	3,127,799
450,238(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	417,414
375,299(b)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	375,345
598,846(b)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	607,483
806,934(b)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	820,234
1,867,681(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	1,885,128
2,431,689(b)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	2,465,443
955,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 5.734% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	578,193
996,028(a)(e)	XCALI Mortgage Trust, Series 2019-1, Class A, 8.218% (1 Month Term SOFR + 386 bps), 10/6/25 (144A)	69,722
94,358(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.724% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	94,084
	Total Commercial Mortgage-Backed Securities (Cost $125,240,655)	$124,043,180

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2533

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Corporate Bonds — 36.9% of Net Assets
	Aerospace & Defense — 0.4%
4,500,000	Boeing Co., 2.75%, 2/1/26	$ 4,465,490
1,000,000	Boeing Co., 6.259%, 5/1/27	1,029,017
	Total Aerospace & Defense	$5,494,507

	Agriculture — 0.9%
2,760,000	Altria Group, Inc., 4.875%, 2/4/28	$ 2,801,730
3,100,000	BAT Capital Corp., 4.70%, 4/2/27	3,116,485
5,800,000	Philip Morris International, Inc., 4.375%, 11/1/27	5,842,347
	Total Agriculture	$11,760,562

	Airlines — 0.1%
1,249,899	United Airlines Pass-Through Trust, 4.875%, 1/15/26	$ 1,249,411
	Total Airlines	$1,249,411

	Auto Manufacturers — 2.9%
2,500,000	American Honda Finance Corp., 4.45%, 10/22/27	$ 2,518,982
3,000,000(a)	American Honda Finance Corp., 4.916% (SOFR + 55 bps), 5/11/26	3,005,368
3,600,000	BMW US Capital LLC, 4.60%, 8/13/27 (144A)	3,629,847
2,450,000	Daimler Truck Finance North America LLC, 4.95%, 1/13/28 (144A)	2,484,490
950,000	Daimler Truck Finance North America LLC, 5.00%, 1/15/27 (144A)	959,022
1,640,000	Daimler Truck Finance North America LLC, 5.125%, 9/25/27 (144A)	1,666,717
2,800,000	General Motors Financial Co., Inc., 5.35%, 7/15/27	2,851,381
3,150,000	General Motors Financial Co., Inc., 5.40%, 5/8/27	3,202,709
1,600,000	Hyundai Capital America, 4.30%, 9/24/27 (144A)	1,598,193
1,000,000	Hyundai Capital America, 5.25%, 1/8/27 (144A)	1,010,985
1,200,000	Hyundai Capital America, 5.275%, 6/24/27 (144A)	1,217,518
1,000,000	Hyundai Capital America, 5.30%, 3/19/27 (144A)	1,013,363
1,460,000	Hyundai Capital America, 5.50%, 3/30/26 (144A)	1,468,712
550,000	Hyundai Capital Services, Inc., 5.125%, 2/5/27 (144A)	555,472
3,200,000	Mercedes-Benz Finance North America LLC, 4.75%, 8/1/27 (144A)	3,235,846
1,315,000	Toyota Motor Credit Corp., 4.55%, 8/7/26	1,320,516
1,815,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26 (144A)	1,824,656
The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
1,000,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26 (144A)	$ 1,004,590
1,900,000	Volkswagen Group of America Finance LLC, 5.80%, 9/12/25 (144A)	1,900,592
	Total Auto Manufacturers	$36,468,959

	Auto Parts & Equipment — 0.3%
3,200,000	LG Energy Solution, Ltd., 5.25%, 4/2/28 (144A)	$ 3,249,589
	Total Auto Parts & Equipment	$3,249,589

	Banks — 15.6%
2,000,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	$ 2,002,098
1,300,000(b)	ABN AMRO Bank NV, 6.339% (1 Year CMT Index + 165 bps), 9/18/27 (144A)	1,325,803
2,050,000	Bank of America Corp., 4.25%, 10/22/26	2,051,094
4,900,000(b)	Bank of America Corp., 4.979% (SOFR + 83 bps), 1/24/29	4,987,217
1,639,000(b)	Bank of America Corp., 5.08% (SOFR + 129 bps), 1/20/27	1,642,869
900,000(b)	Bank of America Corp., 5.933% (SOFR + 134 bps), 9/15/27	914,526
4,400,000(b)	Bank of Montreal, 4.567% (SOFR + 88 bps), 9/10/27	4,410,717
3,400,000(b)	Bank of New York Mellon Corp., 4.89% (SOFR + 84 bps), 7/21/28	3,454,155
1,800,000(b)	Bank of New York Mellon Corp., 4.947% (SOFR + 103 bps), 4/26/27	1,808,373
2,450,000(a)	Banque Federative du Credit Mutuel S.A., 5.435% (SOFR + 107 bps), 2/16/28 (144A)	2,471,139
2,000,000	Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/26 (144A)	2,027,703
2,900,000(b)	Barclays Plc, 4.837% (SOFR + 134 bps), 9/10/28	2,930,804
1,900,000(b)	Barclays Plc, 5.086% (SOFR + 96 bps), 2/25/29	1,930,879
2,540,000(b)	Barclays Plc, 5.829% (SOFR + 221 bps), 5/9/27	2,563,025
1,600,000(b)	Barclays Plc, 6.496% (SOFR + 188 bps), 9/13/27	1,633,219
3,000,000	BNP Paribas S.A., 4.375%, 5/12/26 (144A)	2,994,407
2,100,000	BNP Paribas S.A., 4.625%, 3/13/27 (144A)	2,103,622
1,600,000(b)	BPCE S.A., 5.975% (SOFR + 210 bps), 1/18/27 (144A)	1,607,933
3,000,000(b)	CaixaBank S.A., 6.684% (SOFR + 208 bps), 9/13/27 (144A)	3,066,874
2,000,000(b)	Canadian Imperial Bank of Commerce, 4.508% (SOFR + 93 bps), 9/11/27	2,004,297
3,300,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/27	3,365,205
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2535

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
2,200,000(b)	Citigroup, Inc., 3.887% (3 Month Term SOFR + 182 bps), 1/10/28	$ 2,186,695
3,195,000(b)	Citigroup, Inc., 4.643% (SOFR + 114 bps), 5/7/28	3,212,772
5,700,000(b)	Citigroup, Inc., 4.786% (SOFR + 87 bps), 3/4/29	5,774,558
5,100,000(b)	Citizens Bank NA, 4.575% (SOFR + 200 bps), 8/9/28	5,125,733
3,250,000(a)	Cooperatieve Rabobank UA, 5.066% (SOFR + 71 bps), 3/5/27	3,264,803
2,000,000(b)	DNB Bank ASA, 5.896% (SOFR + 195 bps), 10/9/26 (144A)	2,002,554
1,960,000(b)	Fifth Third Bank NA, 4.967% (SOFR + 81 bps), 1/28/28	1,980,696
1,650,000(b)	Goldman Sachs Bank USA/New York NY, 5.283% (SOFR + 78 bps), 3/18/27	1,657,517
1,300,000(b)	Goldman Sachs Bank USA/New York NY, 5.414% (SOFR + 75 bps), 5/21/27	1,309,459
4,600,000(b)	HSBC Holdings Plc, 5.13% (SOFR + 104 bps), 11/19/28	4,675,178
1,500,000(b)	HSBC Holdings Plc, 5.21% (SOFR + 261 bps), 8/11/28	1,523,884
2,500,000(b)	ING Groep NV, 6.083% (SOFR + 156 bps), 9/11/27	2,542,050
2,700,000	Intesa Sanpaolo S.p.A., 7.00%, 11/21/25 (144A)	2,712,354
1,300,000(b)	JPMorgan Chase & Co., 3.96% (3 Month Term SOFR + 151 bps), 1/29/27	1,298,045
3,670,000(b)	JPMorgan Chase & Co., 4.915% (SOFR + 80 bps), 1/24/29	3,735,386
1,255,000(b)	JPMorgan Chase & Co., 4.979% (SOFR + 93 bps), 7/22/28	1,273,008
500,000(b)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	505,228
3,400,000(a)	JPMorgan Chase & Co., 5.224% (SOFR + 86 bps), 10/22/28	3,430,050
1,520,000(a)	JPMorgan Chase & Co., 5.284% (SOFR + 92 bps), 4/22/28	1,528,712
1,130,000	JPMorgan Chase Bank NA, 5.11%, 12/8/26	1,144,566
1,500,000	KeyBank NA, 4.70%, 1/26/26	1,500,436
2,000,000(b)	Lloyds Banking Group Plc, 5.087% (1 Year CMT Index + 85 bps), 11/26/28	2,033,440
1,380,000(b)	Lloyds Banking Group Plc, 5.462% (1 Year CMT Index + 138 bps), 1/5/28	1,399,712
2,030,000(b)	Lloyds Banking Group Plc, 5.985% (1 Year CMT Index + 148 bps), 8/7/27	2,058,330
1,340,000	Macquarie Bank, Ltd., 5.391%, 12/7/26 (144A)	1,365,007
2,800,000(b)	Mitsubishi UFJ Financial Group, Inc., 5.017% (1 Year CMT Index + 195 bps), 7/20/28	2,843,587
3,500,000(a)	Morgan Stanley, 5.384% (SOFR + 102 bps), 4/13/28	3,519,885
The accompanying notes are an integral part of these financial statements.
36Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
1,400,000(b)	Morgan Stanley Bank NA, 4.952% (SOFR + 108 bps), 1/14/28	$ 1,412,945
1,000,000(b)	Morgan Stanley Bank NA, 4.968% (SOFR + 93 bps), 7/14/28	1,013,898
2,500,000(b)	Morgan Stanley Bank NA, 5.016% (SOFR + 91 bps), 1/12/29	2,542,832
1,000,000(a)	Morgan Stanley Bank NA, 5.229% (SOFR + 87 bps), 5/26/28	1,003,862
2,780,000(b)	Morgan Stanley Bank NA, 5.504% (SOFR + 87 bps), 5/26/28	2,841,724
4,100,000(b)	National Bank of Canada, 5.60% (SOFR + 104 bps), 7/2/27	4,138,875
1,000,000(a)	NatWest Group Plc, 5.614% (SOFR + 125 bps), 3/1/28	1,007,365
2,140,000(b)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	2,155,196
2,300,000	NatWest Markets Plc, 5.416%, 5/17/27 (144A)	2,348,569
2,600,000	Nordea Bank Abp, 5.00%, 3/19/27 (144A)	2,640,039
1,610,000(b)	PNC Financial Services Group, Inc., 4.758% (SOFR + 109 bps), 1/26/27	1,611,397
3,700,000(b)	PNC Financial Services Group, Inc., 5.102% (SOFR + 80 bps), 7/23/27	3,721,185
400,000(b)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	406,144
2,800,000(b)	Royal Bank of Canada, 4.51% (SOFR + 72 bps), 10/18/27	2,806,395
2,520,000(b)	Royal Bank of Canada, 4.965% (SOFR + 83 bps), 1/24/29	2,566,420
1,610,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	1,568,597
1,560,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	1,577,573
1,600,000(b)	Santander UK Group Holdings Plc, 6.833% (SOFR + 275 bps), 11/21/26	1,607,672
2,490,000(a)	Skandinaviska Enskilda Banken AB, 5.246% (SOFR + 89 bps), 3/5/27 (144A)	2,509,379
4,300,000(b)	Societe Generale S.A., 5.50% (1 Year CMT Index + 120 bps), 4/13/29 (144A)	4,395,204
3,700,000(b)	Standard Chartered Plc, 5.545% (1 Year CMT Index + 105 bps), 1/21/29 (144A)	3,792,824
1,225,000(b)	Standard Chartered Plc, 5.688% (1 Year CMT Index + 105 bps), 5/14/28 (144A)	1,251,057
1,000,000(a)	State Street Corp., 5.004% (SOFR + 64 bps), 10/22/27	1,001,511
1,800,000	Swedbank AB, 6.136%, 9/12/26 (144A)	1,833,525
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2537

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
4,000,000	Toronto-Dominion Bank, 4.574%, 6/2/28	$ 4,046,436
2,100,000	Toronto-Dominion Bank, 5.532%, 7/17/26	2,123,119
1,590,000(b)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	1,593,034
2,800,000(b)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	2,832,171
1,240,000(b)	UBS AG, 4.864% (SOFR + 72 bps), 1/10/28	1,251,337
2,000,000(b)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	2,008,378
1,170,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	1,168,567
1,300,000(b)	US Bancorp, 5.727% (SOFR + 143 bps), 10/21/26	1,301,968
3,300,000(b)	US Bancorp, 6.787% (SOFR + 188 bps), 10/26/27	3,391,579
3,150,000(b)	US Bank NA, 4.73% (SOFR + 91 bps), 5/15/28	3,178,559
2,780,000(a)	US Bank NA, 5.054% (SOFR + 69 bps), 10/22/27	2,786,949
1,390,000(a)	Wells Fargo & Co., 5.434% (SOFR + 107 bps), 4/22/28	1,399,257
900,000	Wells Fargo Bank NA, 5.254%, 12/11/26	912,583
1,600,000	Wells Fargo Bank NA, 5.45%, 8/7/26	1,616,805
	Total Banks	$198,264,534

	Building Materials — 0.4%
2,810,000	Amrize Finance US LLC, 4.70%, 4/7/28 (144A)	$ 2,844,796
1,800,000	Owens Corning, 3.40%, 8/15/26	1,784,091
	Total Building Materials	$4,628,887

	Chemicals — 0.3%
1,666,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	$ 1,753,419
1,700,000	Westlake Corp., 3.60%, 8/15/26	1,687,750
	Total Chemicals	$3,441,169

	Commercial Services — 0.5%
3,215,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	$ 3,275,899
2,857,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	2,895,781
	Total Commercial Services	$6,171,680

	Computers — 0.1%
1,595,000	Dell, Inc., 7.10%, 4/15/28	$ 1,707,189
	Total Computers	$1,707,189

	Diversified Financial Services — 3.7%
1,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 10/1/25	$ 999,783
The accompanying notes are an integral part of these financial statements.
38Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
2,300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	$ 2,350,300
1,600,000	Air Lease Corp., 3.75%, 6/1/26	1,591,069
1,130,000	Air Lease Corp., 5.30%, 6/25/26	1,137,907
2,700,000	Ally Financial, Inc., 4.75%, 6/9/27	2,712,924
3,130,000(b)	Ally Financial, Inc., 5.737% (SOFR + 196 bps), 5/15/29	3,214,248
2,100,000	Ally Financial, Inc., 7.10%, 11/15/27	2,214,737
3,000,000(b)	American Express Co., 5.043% (SOFR + 93 bps), 7/26/28	3,048,427
1,075,000(b)	American Express Co., 5.389% (SOFR + 97 bps), 7/28/27	1,085,311
3,200,000(b)	American Express Co., 6.338% (SOFR + 133 bps), 10/30/26	3,209,293
1,600,000	Avolon Holdings Funding, Ltd., 4.25%, 4/15/26 (144A)	1,595,900
3,800,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	3,793,534
1,800,000(b)	Capital One Financial Corp., 4.927% (SOFR + 206 bps), 5/10/28	1,818,166
1,100,000(b)	Capital One Financial Corp., 7.149% (SOFR + 244 bps), 10/29/27	1,133,451
2,100,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	2,115,166
2,615,000	Jefferies Financial Group, Inc., 5.03%, 3/16/26	2,611,582
1,490,000	Jefferies Financial Group, Inc., 6.45%, 6/8/27	1,539,639
1,590,000	LPL Holdings, Inc., 5.70%, 5/20/27	1,620,549
2,700,000	Lseg US Fin Corp., 4.875%, 3/28/27 (144A)	2,728,213
2,000,000(a)	Mizuho Markets Cayman LP, 4.964% (SOFR + 60 bps), 11/28/25	2,001,867
3,300,000	Nomura Holdings, Inc., 5.594%, 7/2/27	3,375,701
1,015,000	Nomura Holdings, Inc., 5.709%, 1/9/26	1,019,126
	Total Diversified Financial Services	$46,916,893

	Electric — 1.8%
1,900,000	AEP Texas, Inc., 3.85%, 10/1/25 (144A)	$ 1,898,691
500,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	503,527
1,750,000	Ameren Corp., 5.70%, 12/1/26	1,778,660
2,500,000	Dominion Energy, Inc., 4.60%, 5/15/28	2,527,668
3,600,000	DTE Energy Co., 4.95%, 7/1/27	3,647,977
1,129,000	Enel Finance International NV, 7.05%, 10/14/25 (144A)	1,131,891
2,150,000	Evergy Kansas Central, Inc., 4.70%, 3/13/28	2,176,864
2,400,000	NextEra Energy Capital Holdings, Inc., 4.685%, 9/1/27	2,422,681
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2539

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
4,935,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	$ 4,887,671
1,500,000	Vistra Operations Co. LLC, 5.05%, 12/30/26 (144A)	1,511,046
869,000	WEC Energy Group, Inc., 5.60%, 9/12/26	879,779
	Total Electric	$23,366,455

	Environmental Control — 0.5%
5,800,000	Waste Management, Inc., 4.50%, 3/15/28	$ 5,871,997
	Total Environmental Control	$5,871,997

	Gas — 0.4%
2,051,000	Brooklyn Union Gas Co., 3.407%, 3/10/26 (144A)	$ 2,035,658
3,000,000	Public Service Co. of North Carolina, Inc., 6.99%, 1/15/26	3,017,439
	Total Gas	$5,053,097

	Hand & Machine Tools — 0.1%
1,620,000	Regal Rexnord Corp., 6.05%, 2/15/26	$ 1,626,771
	Total Hand & Machine Tools	$1,626,771

	Healthcare-Products — 0.3%
1,079,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	$ 1,080,516
2,000,000	Smith & Nephew Plc, 5.15%, 3/20/27	2,027,856
	Total Healthcare-Products	$3,108,372

	Healthcare-Services — 0.4%
5,000,000	HCA, Inc., 5.00%, 3/1/28	$ 5,090,485
	Total Healthcare-Services	$5,090,485

	Insurance — 2.0%
3,600,000	Athene Global Funding, 4.95%, 1/7/27 (144A)	$ 3,630,619
1,230,000	Athene Global Funding, 5.349%, 7/9/27 (144A)	1,250,330
1,300,000	Athene Global Funding, 5.516%, 3/25/27 (144A)	1,322,274
1,300,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	1,308,397
3,800,000	Brown & Brown, Inc., 4.70%, 6/23/28	3,836,398
1,005,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	1,018,620
3,100,000	CNO Global Funding, 5.875%, 6/4/27 (144A)	3,180,021
2,750,000(a)	MassMutual Global Funding II, 5.102% (SOFR + 74 bps), 4/9/27 (144A)	2,762,948
1,900,000	Met Tower Global Funding, 4.85%, 1/16/27 (144A)	1,918,240
2,000,000	Metropolitan Life Global Funding I, 5.05%, 6/11/27 (144A)	2,031,955
1,000,000	Pricoa Global Funding I, 5.55%, 8/28/26 (144A)	1,013,361
2,400,000	Principal Life Global Funding II, 5.00%, 1/16/27 (144A)	2,426,560
	Total Insurance	$25,699,723

The accompanying notes are an integral part of these financial statements.
40Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Internet — 0.1%
1,000,000	Expedia Group, Inc., 4.625%, 8/1/27	$ 1,006,376
	Total Internet	$1,006,376

	Lodging — 0.4%
5,200,000	Hyatt Hotels Corp., 5.05%, 3/30/28	$ 5,286,825
	Total Lodging	$5,286,825

	Machinery-Diversified — 0.2%
2,600,000	AGCO Corp., 5.45%, 3/21/27	$ 2,633,584
	Total Machinery-Diversified	$2,633,584

	Mining — 0.5%
1,303,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$ 1,311,271
2,400,000	Glencore Funding LLC, 5.338%, 4/4/27 (144A)	2,436,630
2,650,000	Rio Tinto Finance USA Plc, 4.50%, 3/14/28	2,678,189
	Total Mining	$6,426,090

	Office & Business Equipment — 0.1%
1,750,000	CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$ 1,712,051
	Total Office & Business Equipment	$1,712,051

	Pharmaceuticals — 0.2%
2,851,000	CVS Health Corp., 3.625%, 4/1/27	$ 2,823,827
	Total Pharmaceuticals	$2,823,827

	Pipelines — 1.8%
2,770,000	Enbridge, Inc., 4.60%, 6/20/28	$ 2,799,588
2,000,000	Energy Transfer LP, 4.75%, 1/15/26	2,000,590
2,100,000	Energy Transfer LP, 6.05%, 12/1/26	2,140,269
1,800,000	MPLX LP, 4.125%, 3/1/27	1,796,336
4,000,000	ONEOK, Inc., 4.25%, 9/24/27	4,003,606
2,700,000	Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	2,804,185
2,000,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	2,012,518
3,300,000	Western Midstream Operating LP, 4.65%, 7/1/26	3,296,701
1,600,000	Williams Cos., Inc., 3.75%, 6/15/27	1,587,307
	Total Pipelines	$22,441,100

	REITS — 0.1%
1,700,000	Healthcare Realty Holdings LP, 3.50%, 8/1/26	$ 1,684,945
	Total REITS	$1,684,945

	Retail — 0.7%
3,200,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$ 3,164,179
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2541

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
4,300,000	Darden Restaurants, Inc., 4.35%, 10/15/27	$ 4,320,289
1,800,000	O'Reilly Automotive, Inc., 5.75%, 11/20/26	1,830,009
	Total Retail	$9,314,477

	Semiconductors — 1.2%
1,800,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27	$ 1,792,425
2,850,000	Broadcom, Inc., 5.05%, 7/12/27	2,894,411
2,450,000	Microchip Technology, Inc., 4.90%, 3/15/28	2,484,722
5,050,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 8/19/28	5,060,658
3,000,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	3,020,457
	Total Semiconductors	$15,252,673

	Software — 0.1%
1,677,000	Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	$ 1,661,766
	Total Software	$1,661,766

	Telecommunications — 0.7%
4,200,000	NBN Co., Ltd., 4.00%, 10/1/27 (144A)	$ 4,180,522
1,186,000	Sprint LLC, 7.625%, 3/1/26	1,191,897
3,000,000	T-Mobile USA, Inc., 3.75%, 4/15/27	2,981,101
	Total Telecommunications	$8,353,520

	Trucking & Leasing — 0.1%
390,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27 (144A)	$ 394,595
825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	831,116
	Total Trucking & Leasing	$1,225,711

	Total Corporate Bonds (Cost $463,701,967)	$468,993,225

	Insurance-Linked Securities — 0.1% of Net Assets#
	Event Linked Bonds — 0.1%
	Multiperil – U.S. — 0.1%
250,000(a)	Residential Re, 9.919%, (3 Month U.S. Treasury Bill + 578 bps), 12/6/25 (144A)	$ 245,925
250,000(a)	Sanders Re III, 7.479%, (3 Month U.S. Treasury Bill + 334 bps), 4/7/26 (144A)	248,650
		$494,575

The accompanying notes are an integral part of these financial statements.
42Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — 0.0%†
250,000(a)	Long Point Re IV, 8.389%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 253,225
146,583(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	130,561
		$383,786

	Windstorm – Florida — 0.0%†
154,719(a)	Integrity Re, 4.639%, (3 Month U.S. Treasury Bill + 50 bps), 6/6/30 (144A)	$ 69,624
	Total Event Linked Bonds	$947,985

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
250,000(g)(h)+	Harambee Re 2018, 12/31/25	$ 850
250,000(h)+	Harambee Re 2019, 12/31/25	—
250,000(g)(h)+	Harambee Re 2020, 12/31/25	—
		$850

	Multiperil – Worldwide — 0.0%†
185,015(h)+	Alturas Re 2022-2, 12/31/27	$ 12,840
363,953(g)(i)+	Merion Re 2022-2, 12/31/27	279,407
500,000(g)(h)+	Thopas Re 2020, 12/31/25	2,250
250,000(h)+	Thopas Re 2021, 12/31/25	1,200
250,000(h)+	Thopas Re 2022, 12/31/27	—
		$295,697

	Total Reinsurance Sidecars	$296,547

	Total Insurance-Linked Securities (Cost $1,353,934)	$1,244,532

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 9.6% of Net Assets
6,334	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	$ 6,474
950,159	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	979,765
1,429,115	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	1,465,277
1,321,599	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	1,355,293
76,814	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	78,764
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2543

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,975,488	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	$ 2,056,662
2,937,959	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	3,066,979
2,307,655	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	2,408,981
198,219	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	206,243
556,902	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	578,743
649,694	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	673,614
799,342	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	829,782
198,304	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	205,950
556,161	Federal Home Loan Mortgage Corp., 6.500%, 10/1/54	584,584
41(a)	Federal Home Loan Mortgage Corp., 6.967%, (1 Year CMT Index + 236 bps), 1/1/28	41
745(a)	Federal Home Loan Mortgage Corp., 6.981%, (1 Year CMT Index + 225 bps), 11/1/31	761
2,759(a)	Federal Home Loan Mortgage Corp. REMICs, 5.007%, (SOFR30A + 66 bps), 4/15/27	2,760
49,766(a)	Federal Home Loan Mortgage Corp. REMICs, 4.957%, (SOFR30A + 61 bps), 7/15/31	49,743
7,590(a)	Federal Home Loan Mortgage Corp. REMICs, 4.957%, (SOFR30A + 61 bps), 4/15/28	7,582
25,147(a)	Federal Home Loan Mortgage Corp. REMICs, 5.457%, (SOFR30A + 111 bps), 2/15/32	25,394
37,525(a)	Federal Home Loan Mortgage Corp. REMICs, 5.027%, (SOFR30A + 68 bps), 3/15/32	37,456
8,844(a)	Federal Home Loan Mortgage Corp. REMICs, 4.777%, (SOFR30A + 43 bps), 11/15/36	8,761
49,575(a)	Federal Home Loan Mortgage Corp. REMICs, 4.832%, (SOFR30A + 49 bps), 11/15/37	49,169
32,774(a)	Federal Home Loan Mortgage Corp. REMICs, 4.957%, (SOFR30A + 61 bps), 2/15/41	32,607
45,891(a)	Federal Home Loan Mortgage Corp. REMICs, 4.877%, (SOFR30A + 53 bps), 4/15/41	45,543
18,639(a)	Federal Home Loan Mortgage Corp. REMICs, 5.007%, (SOFR30A + 66 bps), 2/15/42	18,545
65,185	Federal National Mortgage Association, 3.000%, 3/1/47	58,620
4,300,000	Federal National Mortgage Association, 3.000%, 9/1/54 (TBA)	3,724,693
4,100,000	Federal National Mortgage Association, 3.500%, 9/1/55 (TBA)	3,703,458
4,012(a)	Federal National Mortgage Association, 4.880%, (ECOFC + 193 bps), 12/1/36	3,977
5,900,000	Federal National Mortgage Association, 5.000%, 9/1/55 (TBA)	5,818,152
The accompanying notes are an integral part of these financial statements.
44Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,516	Federal National Mortgage Association, 5.500%, 12/1/35	$ 5,580
32,449	Federal National Mortgage Association, 5.500%, 8/1/37	33,592
3,700,000	Federal National Mortgage Association, 5.500%, 9/15/40 (TBA)	3,782,113
1,442,523	Federal National Mortgage Association, 5.500%, 10/1/54	1,469,017
6,000,000	Federal National Mortgage Association, 5.500%, 9/15/55 (TBA)	6,033,778
3,735	Federal National Mortgage Association, 6.000%, 4/1/38	3,934
783,784	Federal National Mortgage Association, 6.000%, 5/1/53	805,798
1,909,189	Federal National Mortgage Association, 6.000%, 9/1/54	1,957,865
1,779,830	Federal National Mortgage Association, 6.000%, 9/1/54	1,824,865
781,141	Federal National Mortgage Association, 6.000%, 10/1/54	807,358
4,853(a)	Federal National Mortgage Association, 6.473%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 176 bps), 7/1/36	4,972
22,445	Federal National Mortgage Association, 6.500%, 4/1/29	22,798
712	Federal National Mortgage Association, 6.500%, 7/1/32	738
2,493,289	Federal National Mortgage Association, 6.500%, 12/1/53	2,599,995
1,686,953	Federal National Mortgage Association, 6.500%, 3/1/54	1,751,759
1,194,636	Federal National Mortgage Association, 6.500%, 4/1/54	1,241,826
2,524,463	Federal National Mortgage Association, 6.500%, 6/1/54	2,619,842
786(a)	Federal National Mortgage Association, 6.713%, (1 Year CMT Index + 246 bps), 4/1/28	792
7,291	Federal National Mortgage Association, 7.000%, 1/1/36	7,720
6,810	Federal National Mortgage Association REMICs, 6.000%, 6/25/29	6,905
34,728(a)	Federal National Mortgage Association REMICs, 4.857%, (SOFR30A + 51 bps), 12/18/32	34,610
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2545

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
20,749(a)	Federal National Mortgage Association REMICs, 4.763%, (SOFR30A + 41 bps), 11/25/27	$ 20,695
2,511(a)	Federal National Mortgage Association REMICs, 4.863%, (SOFR30A + 51 bps), 3/25/34	2,510
16,292(a)	Federal National Mortgage Association REMICs, 4.813%, (SOFR30A + 46 bps), 9/25/36	16,157
10,870(a)	Federal National Mortgage Association REMICs, 4.823%, (SOFR30A + 47 bps), 3/25/37	10,726
37,216(a)	Federal National Mortgage Association REMICs, 4.713%, (SOFR30A + 36 bps), 6/25/37	36,730
32,432(a)	Federal National Mortgage Association REMICs, 5.033%, (SOFR30A + 68 bps), 9/25/37	32,388
31,115(a)	Federal National Mortgage Association REMICs, 5.043%, (SOFR30A + 69 bps), 9/25/37	31,095
29,508(a)	Federal National Mortgage Association REMICs, 4.813%, (SOFR30A + 46 bps), 3/25/37	29,204
26,045(a)	Federal National Mortgage Association REMICs, 5.363%, (SOFR30A + 101 bps), 7/25/38	26,283
3,600,000	Government National Mortgage Association, 6.000%, 9/15/55 (TBA)	3,671,378
3,600,000	Government National Mortgage Association, 6.500%, 9/20/55 (TBA)	3,703,989
25,144(a)	Government National Mortgage Association, 4.955%, (1 Month Term SOFR + 61 bps), 2/20/38	25,131
39,356(a)	Government National Mortgage Association, 4.755%, (1 Month Term SOFR + 41 bps), 8/20/40	38,672
11,495	Government National Mortgage Association I, 6.000%, 12/15/31	12,021
25,930	Government National Mortgage Association I, 6.000%, 11/15/36	27,298
3,146	Government National Mortgage Association I, 6.500%, 5/15/31	3,266
4,434	Government National Mortgage Association I, 6.500%, 7/15/35	4,621
6,812	Government National Mortgage Association I, 6.500%, 10/15/37	7,072
7,000,000	U.S. Treasury Bonds, 6.375%, 8/15/27	7,364,219
41,000,000	U.S. Treasury Notes, 4.125%, 1/31/27	41,203,398
13,000,000	U.S. Treasury Notes, 4.875%, 4/30/26	13,072,516
	Total U.S. Government and Agency Obligations (Cost $121,845,022)	$122,439,599

The accompanying notes are an integral part of these financial statements.
46Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Principal Amount USD ($)		Value

	SHORT TERM INVESTMENTS — 4.6% of Net Assets
	Repurchase Agreements — 1.8%
7,500,000	Bank of America, 4.34%, dated 8/29/25, to be purchased on 9/2/25 for $7,503,617, collateralized by $7,650,000, Federal National Mortgage Association, 4.575%-5.03%, 8/1/35	$ 7,500,000
7,500,000	Bank of Montreal, 4.34%, dated 8/29/25, to be purchased on 9/2/25 for $7,503,617, collateralized by $7,650,000, Government National Mortgage Association, 5.50%, 12/20/54	7,500,000
7,500,000	RBC Dominion Securities Inc., 4.34%, dated 8/29/25, to be purchased on 9/2/25 for $7,503,617, collateralized by $7,653,771, U.S. Treasury Note, 4.00%, 12/15/27	7,500,000
		$22,500,000

	Commercial Paper — 1.1%
6,000,000(j)	CenterPoint Energy, Inc., 4.412%, 9/2/25	$ 5,997,045
2,100,000(j)	Kinder Morgan, Inc., 4.522%, 9/2/25	2,098,882
6,000,000(j)	Targa Resources Corp., 4.502%, 9/2/25	5,996,745
		$14,092,672

Shares
	Open-End Fund — 1.7%
21,375,753(k)	Dreyfus Government Cash Management, Institutional Shares, 4.18%	$ 21,375,753
		$21,375,753

	TOTAL SHORT TERM INVESTMENTS (Cost $57,974,004)	$57,968,425

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.7% (Cost $1,285,176,725)	$1,293,951,078
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2547

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	TBA Sales Commitments — (1.8)% of Net Assets
	U.S. Government and Agency Obligations — (1.8)%
(5,600,000)	Federal National Mortgage Association, 6.000%, 9/15/55 (TBA)	$ (5,720,757)
(16,850,000)	Federal National Mortgage Association, 6.500%, 9/15/55 (TBA)	(17,461,157)
	TOTAL TBA SALES COMMITMENTS (Proceeds $23,116,910)	$(23,181,914)

	OTHER ASSETS AND LIABILITIES — 0.1%	$1,776,768
	net assets — 100.0%	$1,272,545,932

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
ECOFC	Enterprise 11th District COFI Replacement Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
IBOR	Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At August 31, 2025, the value of these securities amounted to $757,343,355, or 59.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at August 31, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at August 31, 2025.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at August 31, 2025.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Security is in default.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.
48Victory Pioneer Short Term Income Fund | Annual | 8/31/25

(h)	Issued as preference shares.
(i)	Issued as participation notes.
(j)	Rate shown represents yield-to-maturity.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1G).
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	1/18/2022	$—	$12,840
Harambee Re 2018	12/19/2017	4,347	850
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Integrity Re	5/9/2022	154,719	69,624
Long Point Re IV	5/13/2022	250,000	253,225
Matterhorn Re	1/29/2020	146,583	130,561
Merion Re 2022-2	3/1/2022	298,285	279,407
Residential Re	10/28/2021	250,000	245,925
Sanders Re III	3/22/2022	250,000	248,650
Thopas Re 2020	12/30/2019	—	2,250
Thopas Re 2021	1/22/2021	—	1,200
Thopas Re 2022	2/15/2022	—	—
Total Restricted Securities			$1,244,532
% of Net assets			0.1%
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2549

Schedule of Investments  |  8/31/25 (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
2,125	U.S. 2 Year Note (CBT)	12/31/25	$442,573,228	$443,145,507	$572,279
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
113	U.S. 5 Year Note (CBT)	12/31/25	$(12,323,789)	$(12,369,969)	$(46,180)
40	U.S. 10 Year Note (CBT)	12/19/25	(4,476,459)	(4,500,000)	(23,541)
93	U.S. 10 Year Ultra Bond (CBT)	12/19/25	(10,587,230)	(10,639,781)	(52,551)
52	U.S. Long Bond (CBT)	12/19/25	(5,941,067)	(5,941,000)	67
			$(33,328,545)	$(33,450,750)	$(122,205)
TOTAL FUTURES CONTRACTS			$409,244,683	$409,694,757	$450,074
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the year ended August 31, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$40,938,789	$10,400,398
Other Long-Term Securities	$643,270,204	$340,840,746
At August 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,287,049,108 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,254,445
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,417,478)
Net unrealized appreciation	$6,836,967
The accompanying notes are an integral part of these financial statements.
50Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$4,086,117	$—	$4,086,117
Asset Backed Securities	—	406,140,537	30,000	406,170,537
Collateralized Mortgage Obligations	—	109,005,463	—	109,005,463
Commercial Mortgage-Backed Securities	—	124,043,180	—*	124,043,180
Corporate Bonds	—	468,993,225	—	468,993,225
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	850	850
Multiperil – Worldwide	—	—	295,697	295,697
All Other Insurance-Linked Securities	—	947,985	—	947,985
U.S. Government and Agency Obligations	—	122,439,599	—	122,439,599
Repurchase Agreements	—	22,500,000	—	22,500,000
Commercial Paper	—	14,092,672	—	14,092,672
Open-End Fund	21,375,753	—	—	21,375,753
Total Investments in Securities	$21,375,753	$1,272,248,778	$326,547	$1,293,951,078
Liabilities
TBA Sales Commitments	$—	$(23,181,914)	$—	$(23,181,914)
Total Liabilities	$—	$(23,181,914)	$—	$(23,181,914)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$450,074	$—	$—	$450,074
Total Other Financial Instruments	$450,074	$—	$—	$450,074
*	Securities valued at $0.
During the year ended August 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2551

Statement of Assets and Liabilities  |  8/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,285,176,725)	$1,293,951,078
Cash	13,344
Futures collateral	4,550,078
Variation margin for futures contracts	113,850
Receivables —
Investment securities sold	23,172,603
Fund shares sold	5,364,386
Dividends	44,922
Interest	8,738,777
Due from the Adviser	285,282
Other assets	91,280
Total assets	$1,336,325,600
LIABILITIES:
Due to broker for futures	$113,850
Payables —
Investment securities purchased	32,077,876
Fund shares repurchased	6,623,348
Distributions	722,002
Trustees’ fees	9,107
Interest expense	55,660
TBA sales commitments, at value	23,181,914
Management fees	493,730
Administrative expenses	47,308
Distribution fees	20,783
Accrued expenses	434,090
Total liabilities	$63,779,668
NET ASSETS:
Paid-in capital	$1,320,890,498
Distributable earnings (loss)	(48,344,566)
Net assets	$1,272,545,932
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $198,171,639/22,195,439 shares)	$8.93
Class C* (based on $16,757,492/1,873,880 shares)	$8.94
Class R6* (based on $17,935,113/1,997,996 shares)	$8.98
Class Y* (based on $1,039,681,688/116,291,499 shares)	$8.94

*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
52Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Statement of Operations FOR THE YEAR ENDED 8/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $2,532)	$68,926,324
Dividends from unaffiliated issuers	336,629
Total Investment Income		$69,262,953
EXPENSES:
Management fees	$4,123,514
Administrative expenses	401,253
Transfer agent fees
Class A*	149,343
Class C*	3,828
Class C2*	3,513
Class R6*	69
Class Y*	1,004,420
Distribution fees
Class A*	355,282
Class C*	43,105
Class C2*	39,156
Shareholder communications expense	59,833
Custodian fees	14,730
Registration fees	314,391
Professional fees	110,144
Printing expense	43,868
Officers’ and Trustees’ fees	55,336
Insurance expense	18,149
Miscellaneous	52,710
Total expenses		$6,792,644
Less fees waived and expenses reimbursed by the Adviser		(706,921)
Net expenses		$6,085,723
Net investment income		$63,177,230
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$543,663
Futures contracts	(1,111,169)	$(567,506)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$3,216,410
TBA sales commitments	(65,004)
Futures contracts	599,625	$3,751,031
Net realized and unrealized gain (loss) on investments		$3,183,525
Net increase in net assets resulting from operations		$66,360,755

*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2553

Statements of Changes in Net Assets
	Year Ended 8/31/25	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$63,177,230	$35,017,225
Net realized gain (loss) on investments	(567,506)	506,871
Change in net unrealized appreciation (depreciation) on investments	3,751,031	15,425,411
Net increase in net assets resulting from operations	$66,360,755	$50,949,507
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.44 and $0.48 per share, respectively)	$(8,872,691)	$(5,688,239)
Class C* ($0.26 and $0.47 per share, respectively)	(427,835)	(538,743)
Class C2* ($0.43 and $0.47 per share, respectively)	(363,900)	(70,586)
Class R6* ($0.48 and $0.51 per share, respectively)	(1,080,800)	(1,451,592)
Class Y* ($0.47 and $0.51 per share, respectively)	(52,743,513)	(27,827,602)
Total distributions to shareholders	$(63,488,739)	$(35,576,762)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$949,191,086	$784,518,619
Reinvestment of distributions	57,817,089	30,913,613
Cost of shares repurchased	(700,540,873)	(282,339,574)
Net increase in net assets resulting from Fund share transactions	$306,467,302	$533,092,658
Net increase in net assets	$309,339,318	$548,465,403
NET ASSETS:
Beginning of year	$963,206,614	$414,741,211
End of year	$1,272,545,932	$963,206,614

*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
54Victory Pioneer Short Term Income Fund | Annual | 8/31/25

	Year Ended 8/31/25 Shares	Year Ended 8/31/25 Amount	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A*
Shares sold	15,141,072	$134,676,275	7,800,659	$68,754,987
Reinvestment of distributions	963,700	8,565,137	616,161	5,411,548
Less shares repurchased	(9,399,190)	(83,458,755)	(4,007,731)	(35,180,116)
Net increase	6,705,582	$59,782,657	4,409,089	$38,986,419
Class C*
Shares sold	714,412	$6,370,375	672,698	$5,933,391
Reinvestment of distributions	48,004	426,965	61,043	537,121
Less shares repurchased	(2,106,594)	(18,749,660)	(444,413)	(3,906,791)
Net increase (decrease)	(1,344,178)	$(11,952,320)	289,328	$2,563,721
Class C2*
Shares sold	2,081,149	$18,546,922	60,200	$526,112
Reinvestment of distributions	33,156	295,549	203	1,778
Less shares repurchased	(394,939)	(3,522,251)	(42,040)	(369,889)
Net increase	1,719,366	$15,320,220	18,363	$158,001
Class R6*
Shares sold	763,766	$6,817,297	502,114	$4,439,500
Reinvestment of distributions	116,811	1,044,357	161,081	1,422,979
Less shares repurchased	(1,590,768)	(14,194,674)	(626,814)	(5,547,562)
Net increase (decrease)	(710,191)	$(6,333,020)	36,381	$314,917
Class Y*
Shares sold	87,949,754	$782,780,217	79,988,817	$704,864,629
Reinvestment of distributions	5,333,955	47,485,081	2,671,853	23,540,187
Less shares repurchased	(65,266,482)	(580,615,533)	(26,964,499)	(237,335,216)
Net increase	28,017,227	$249,649,765	55,696,171	$491,069,600

*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2555

Financial Highlights
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class A*
Net asset value, beginning of period	$8.91	$8.71	$8.85	$9.39	$9.21
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.45	$0.46	$0.39	$0.18	$0.19
Net realized and unrealized gain (loss) on investments	0.01	0.22	(0.12)	(0.52)	0.20
Net increase (decrease) from investment operations	$0.46	$0.68	$0.27	$(0.34)	$0.39
Distributions to shareholders:
Net investment income	$(0.44)	$(0.48)	$(0.41)	$(0.20)	$(0.21)
Total distributions	$(0.44)	$(0.48)	$(0.41)	$(0.20)	$(0.21)
Net increase (decrease) in net asset value	$0.02	$0.20	$(0.14)	$(0.54)	$0.18
Net asset value, end of period	$8.93	$8.91	$8.71	$8.85	$9.39
Total return (b)	5.35%	8.03%	3.17%	(3.65)%	4.25%
Ratio of net expenses to average net assets	0.71%	0.83%	0.83%	0.83%	0.81%
Ratio of net investment income (loss) to average net assets	5.02%	5.30%	4.46%	1.97%	1.98%
Portfolio turnover rate	31%	40%	54%	68%	43%
Net assets, end of period (in thousands)	$198,172	$137,942	$96,545	$124,028	$144,818
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.71%	0.93%	0.97%	0.97%	0.85%
Net investment income (loss) to average net assets	5.02%	5.20%	4.32%	1.83%	1.94%
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
56Victory Pioneer Short Term Income Fund | Annual | 8/31/25

	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class C*
Net asset value, beginning of period	$8.92	$8.74	$8.88	$9.42	$9.24
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.41	$0.45	$0.38	$0.16	$0.17
Net realized and unrealized gain (loss) on investments	0.04	0.20	(0.12)	(0.51)	0.20
Net increase (decrease) from investment operations	$0.45	$0.65	$0.26	$(0.35)	$0.37
Distributions to shareholders:
Net investment income	$(0.43)	$(0.47)	$(0.40)	$(0.19)	$(0.19)
Total distributions	$(0.43)	$(0.47)	$(0.40)	$(0.19)	$(0.19)
Net increase (decrease) in net asset value	$0.02	$0.18	$(0.14)	$(0.54)	$0.18
Net asset value, end of period	$8.94	$8.92	$8.74	$8.88	$9.42
Total return (b)	5.15%	7.62%	3.01%	(3.80)%	4.04%
Ratio of net expenses to average net assets	0.99%	0.99%	0.97%	1.00%	1.01%
Ratio of net investment income (loss) to average net assets	4.66%	5.15%	4.33%	1.78%	1.78%
Portfolio turnover rate	31%	40%	54%	68%	43%
Net assets, end of period (in thousands)	$16,757	$1,379	$1,189	$1,228	$1,855
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.99%	0.99%	1.03%	1.01%	1.05%
Net investment income (loss) to average net assets	4.66%	5.15%	4.27%	1.77%	1.74%
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2557

Financial Highlights  (continued)
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class R6*
Net asset value, beginning of period	$8.96	$8.77	$8.91	$9.45	$9.27
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.48	$0.50	$0.45	$0.22	$0.22
Net realized and unrealized gain (loss) on investments	0.02	0.20	(0.14)	(0.52)	0.20
Net increase (decrease) from investment operations	$0.50	$0.70	$0.31	$(0.30)	$0.42
Distributions to shareholders:
Net investment income	$(0.48)	$(0.51)	$(0.45)	$(0.24)	$(0.24)
Total distributions	$(0.48)	$(0.51)	$(0.45)	$(0.24)	$(0.24)
Net increase (decrease) in net asset value	$0.02	$0.19	$(0.14)	$(0.54)	$0.18
Net asset value, end of period	$8.98	$8.96	$8.77	$8.91	$9.45
Total return (b)	5.73%	8.30%	3.56%	(3.26)%	4.62%
Ratio of net expenses to average net assets	0.42%	0.46%	0.45%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	5.32%	5.68%	5.13%	2.36%	2.36%
Portfolio turnover rate	31%	40%	54%	68%	43%
Net assets, end of period (in thousands)	$17,935	$24,266	$23,424	$1,001	$661
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.42%	0.46%	0.50%	0.49%	0.51%
Net investment income (loss) to average net assets	5.32%	5.68%	5.08%	2.33%	2.31%
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
58Victory Pioneer Short Term Income Fund | Annual | 8/31/25

	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class Y*
Net asset value, beginning of period	$8.92	$8.73	$8.87	$9.41	$9.23
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.47	$0.50	$0.43	$0.21	$0.22
Net realized and unrealized gain (loss) on investments	0.02	0.20	(0.13)	(0.52)	0.20
Net increase (decrease) from investment operations	$0.49	$0.70	$0.30	$(0.31)	$0.42
Distributions to shareholders:
Net investment income	$(0.47)	$(0.51)	$(0.44)	$(0.23)	$(0.24)
Total distributions	$(0.47)	$(0.51)	$(0.44)	$(0.23)	$(0.24)
Net increase (decrease) in net asset value	$0.02	$0.19	$(0.14)	$(0.54)	$0.18
Net asset value, end of period	$8.94	$8.92	$8.73	$8.87	$9.41
Total return (b)	5.68%	8.30%	3.55%	(3.29)%	4.63%
Ratio of net expenses to average net assets	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	5.27%	5.68%	4.87%	2.34%	2.33%
Portfolio turnover rate	31%	40%	54%	68%	43%
Net assets, end of period (in thousands)	$1,039,682	$787,627	$284,372	$270,281	$274,235
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.53%	0.55%	0.59%	0.57%	0.60%
Net investment income (loss) to average net assets	5.20%	5.59%	4.74%	2.23%	2.19%
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Annual | 8/31/2559

Notes to Financial Statements  |  8/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Short Term Income Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Short Term Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class C2, Class K and Class Y shares in exchange for the Fund’s Class A, Class C, Class C, Class R6 and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which did not result in federal income tax liability, had no effect on the Fund’s operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 shares or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment
60Victory Pioneer Short Term Income Fund | Annual | 8/31/25

adviser (See Note 9). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”),an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
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A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
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Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
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Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of August 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At August 31, 2025, the Fund was permitted to carry forward indefinitely $25,605,577 of short-term losses and $29,984,997 of long-term losses.
The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$63,488,739	$35,576,762
Total	$63,488,739	$35,576,762
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$1,131,043
Capital loss carryforward	(55,590,574)
Other book/tax temporary differences	(722,002)
Net unrealized appreciation	6,836,967
Total	$(48,344,566)
64Victory Pioneer Short Term Income Fund | Annual | 8/31/25

The difference between book-basis and tax-basis net unrealized appreciation is attributable to adjustments insurance-linked securities, adjustments related to interest on defaulted bonds, straddle loss deferrals, the tax treatment of premium and amortization.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor did not earn underwriting commissions on the sale of Class A shares during the year ended August 31, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between
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Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
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The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
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Normally, at least 80% of the Fund’s net assets are invested in debt securities that are rated investment grade at the time of purchase or cash and cash equivalents.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund invests in below-investment-grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As
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a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the
Victory Pioneer Short Term Income Fund | Annual | 8/31/2569

Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at August 31, 2025 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that
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involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
I.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the
Victory Pioneer Short Term Income Fund | Annual | 8/31/2571

repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at August 31, 2025 are disclosed in the Schedule of Investments.
J.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of August 31, 2025, no collateral was pledged or paid by the Fund.
72Victory Pioneer Short Term Income Fund | Annual | 8/31/25

K.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at August 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended August 31, 2025 were $352,472,990 and $36,537,507, respectively. Open futures contracts outstanding at August 31, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate equal to 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% on assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an
Victory Pioneer Short Term Income Fund | Annual | 8/31/2573

investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.35% of the Predecessor Fund’s average daily net assets up to $1 billion and 0.30% of the Predecessor Fund’s average daily net assets over $1 billion. For the year ended August 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.34% of the Fund’s average daily net assets.
Effective April, 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed  0.83%, 0.99%, 0.46%, and 0.46%  of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Prior to the Reorganization, Amundi US contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Predecessor Fund to the extent required to reduce Predecessor Fund expenses to 0.83%, 0.46% and 0.46% of the average daily net assets attributable to Class A, Class K and Class Y shares of the Predecessor Fund, respectively. Fees waived and expenses reimbursed during the year ended August 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $493,730 in management fees payable to the Adviser at August 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended August 31, 2025, the Fund paid $55,336 in Officers’ and Trustees’ compensation, which is reflected on the
74Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Statement of Operations as Officers’ and Trustees’ fees. At August 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $9,107 and a payable for administrative expenses of $47,308, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended August 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$6,897
Class C	2,324
Class C2	253
Class R6	432
Class Y	49,927
Total	$59,833
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.20% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays the Distributor 0.50% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.25% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $20,783 in distribution fees payable to the Distributor at August 31, 2025.
In addition, redemptions of Class C shares of the Fund are subject to a contingent deferred sales charge (“CDSC”). Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the
Victory Pioneer Short Term Income Fund | Annual | 8/31/2575

lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended August 31, 2025, CDSCs in the amount of $458 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor or the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended August 31, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
76Victory Pioneer Short Term Income Fund | Annual | 8/31/25

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at August 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Net unrealized appreciation on futures contracts^	$450,074	$—	$—	$—	$—
Total Value	$450,074	$—	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at August 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(1,111,169)	$—	$—	$—	$—
Total Value	$(1,111,169)	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$599,625	$—	$—	$—	$—
Total Value	$599,625	$—	$—	$—	$—
8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of August 31, 2025, the Fund had no unfunded loan commitments outstanding.
9. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all
Victory Pioneer Short Term Income Fund | Annual | 8/31/2577

of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $1,309,866,602 and an identified cost of $1,305,872,902 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
10. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective close of business on or about December 5, 2025 (the “Effective Date”).  After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
78Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the Shareholders of Victory Pioneer Short Term Income Fund (formerly Pioneer Short Term Income Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Short Term Income Fund (formerly Pioneer Short Term Income Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial
Victory Pioneer Short Term Income Fund | Annual | 8/31/2579

reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
80Victory Pioneer Short Term Income Fund | Annual | 8/31/25

Additional Information (unaudited)  |  8/31/25
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 79.79%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Short Term Income Fund was held on March 27, 2025, to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Short Term Income Fund reorganized into Victory Pioneer Short Term Income Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Short Term Income Fund	72,058,423	68,117,677	452,264	3,488,482
Victory Pioneer Short Term Income Fund | Annual | 8/31/2581

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19427-AFR-1025

Victory Pioneer High
Income Municipal Fund*
(successor to Pioneer High Income Municipal Fund)*
Annual: Full Financials | August 31, 2025
* Effective May 2, 2025, during the annual reporting period covered by this report, Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Income Municipal Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer High Income Municipal Fund.

visit us: vcm.com

Victory Pioneer High Income Municipal Fund | Annual | 8/31/251

Schedule of Investments  |  8/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.3%
	Asset Backed Securities — 0.9% of Net Assets
8,470,392(a)(b)	City of Detroit, Series 2006-B, Class B2, 0.993% (3 Month USD LIBOR + 34 bps), 6/15/34	$ 7,888,052
	Total Asset Backed Securities (Cost $7,172,135)	$7,888,052

	Municipal Bonds — 98.1% of Net Assets(c)
	Alabama — 2.2%
4,525,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 4,542,105
9,005,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	8,177,080
8,995,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series B, 4.75%, 12/1/54	7,830,777
	Total Alabama	$20,549,962

	Arizona — 1.3%
1,040,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/56 (144A)	$ 704,007
12,480,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	9,728,535
1,110,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/47 (144A)	746,575
1,000,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/52 (144A)	626,960
	Total Arizona	$11,806,077

	Arkansas — 1.3%
7,000,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	$ 6,779,080
5,000,000	Arkansas Development Finance Authority, Hybar Steel Project, Series A, 6.875%, 7/1/48 (144A)	5,218,550
	Total Arkansas	$11,997,630

	California — 10.0%
30,000	California County Tobacco Securitization Agency, Asset-Backed, Series A, 5.875%, 6/1/43	$ 30,120
17,000,000(d)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A, 9.50%, 1/1/65 (144A)	15,640,000
6,115,000	California Municipal Finance Authority, Series B, 5.25%, 12/1/36 (144A)	5,574,434
4,530,000	California Municipal Finance Authority, Series B, 5.50%, 12/1/39 (144A)	4,120,488
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	California — (continued)
2,310,000	California Municipal Finance Authority, Ascent 613 Project, Series A, 5.50%, 1/1/60 (144A)	$ 2,131,737
2,000,000	California Municipal Finance Authority, Baptist University, Series A, 5.00%, 11/1/46 (144A)	1,829,420
1,600,000	California Municipal Finance Authority, Westside Neighborhood School Project, 6.20%, 6/15/54 (144A)	1,639,824
1,500,000	California School Finance Authority, Brightline West Passenger Rail Project, Series A, 5.125%, 6/1/59 (144A)	1,321,140
850,000	California School Finance Authority, Fortune School Of Education Obligated Group, Series A, 5.125%, 6/1/64 (144A)	737,766
1,000,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.375%, 5/1/63 (144A)	952,930
32,000,000	Golden State Tobacco Securitization Corp., Series A-1, 4.214%, 6/1/50	23,128,000
225,000,000(e)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	20,787,750
20,000,000(e)	Inland Empire Tobacco Securitization Corp., Series C-1, 6/1/36	9,095,800
3,100,000	M-S-R Energy Authority, Series B, 6.50%, 11/1/39	3,680,537
10,000,000(e)	Tobacco Securitization Authority of Southern California, 6/1/46	2,451,300
	Total California	$93,121,246

	Colorado — 6.2%
577,000(f)	2000 Holly Metropolitan District, Series B, 7.50%, 12/15/50	$ 558,680
5,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	3,936,600
6,500,000	Aerotropolis Regional Transportation Authority, 5.75%, 12/1/54 (144A)	6,161,350
1,000,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, 5.75%, 4/1/59 (144A)	941,800
2,500,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, 5.80%, 4/1/54 (144A)	2,427,375
5,000,000	Colorado Educational & Cultural Facilities Authority, The Stanley Project, Series 1, 6.875%, 2/1/59 (144A)	5,065,250
4,950,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	4,894,164
5,100,000(f)	Green Valley Ranch East Metropolitan District No. 6, Series A, 5.875%, 12/1/50	5,087,913
4,000,000(f)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	3,726,560
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/253

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Colorado — (continued)
1,000,000(f)	Mineral Business Improvement District, City Of Littleton, Arapahoe County, Series A, 5.75%, 12/1/54 (144A)	$ 959,510
2,000,000(f)	Olde Town Metropolitan District, Douglas County, 6.00%, 12/1/53 (144A)	1,812,080
2,000,000(f)	Parterre Metropolitan District No 5, Series A, 6.125%, 12/1/55	1,976,920
1,465,000	Pinery Commercial Metropolitan District No 2, Douglas County, 5.75%, 12/1/54	1,386,227
2,125,000(f)	Prairie Center Metropolitan District No 3, Series A, 5.875%, 12/15/46	2,147,652
750,000(f)	Riverpark Metropolitan District/Arapahoe County, 6.00%, 12/1/42	715,763
1,400,000(f)	Riverpark Metropolitan District/Arapahoe County, 6.375%, 12/1/54	1,385,944
800,000	Sterling Ranch Community Authority Board, 5.625%, 12/1/43	782,640
13,150,000	Vail Home Partners Corp., 6.00%, 10/1/64 (144A)	13,005,613
755,000(f)	Willow Bend Metropolitan District, Series B, 7.625%, 12/15/49	752,962
	Total Colorado	$57,725,003

	Connecticut — 0.4%
1,100,000	Stamford Housing Authority, Mozaic Concierge Living Project, Series A, 6.25%, 10/1/60	$ 1,041,315
1,000,000	Stamford Housing Authority, Mozaic Concierge Living Project, Series A, 6.375%, 10/1/45	1,004,580
1,500,000	Stamford Housing Authority, Mozaic Concierge Living Project, Series A, 6.50%, 10/1/55	1,476,015
	Total Connecticut	$3,521,910

	Delaware — 1.2%
2,250,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/52	$ 1,685,587
1,380,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	988,618
5,000,000	The Delaware Economic Development Authority, Academia Antonia Alonso Charter School Project, Series A, 6.00%, 7/1/65 (144A)	4,869,600
1,535,000	Town of Bridgeville, Heritage Shores Special Development District, 5.625%, 7/1/53 (144A)	1,531,485
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Delaware — (continued)
1,000,000	Town of Milton, Granary At Draper Farm Special Development District, 5.70%, 9/1/44 (144A)	$ 961,020
1,750,000	Town of Milton, Granary At Draper Farm Special Development District, 5.95%, 9/1/53 (144A)	1,680,508
	Total Delaware	$11,716,818

	District of Columbia — 1.0%
1,500,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/42	$ 1,521,990
1,165,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/47	1,121,231
1,835,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/52	1,747,470
25,000,000(e)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	5,420,000
	Total District of Columbia	$9,810,691

	Florida — 5.0%
275,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.50%, 6/15/54 (144A)	$ 279,098
445,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.625%, 6/15/59 (144A)	453,090
6,000,000	Capital Trust Agency, Inc., University Bridge, LLC Student Housing Project, Series A, 5.25%, 12/1/58 (144A)	5,512,200
2,140,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.25%, 12/15/43 (144A)	2,046,482
2,100,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.50%, 12/15/58 (144A)	1,954,155
500,000	Capital Trust Authority, Madrone - Florida Tech Student Housing I, LLC - Florida Institute Of Technology Project, Series A, 5.25%, 7/1/55 (144A)	466,075
1,850,000	Capital Trust Authority, Madrone - Florida Tech Student Housing I, LLC - Florida Institute Of Technology Project, Series A, 5.375%, 7/1/65 (144A)	1,696,209
3,300,000	Capital Trust Authority, Mason Classical Academy Project, Series A, 5.00%, 6/1/54 (144A)	2,763,651
1,525,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	1,260,077
2,000,000	County of Palm Beach, Palm Beach Atlantic University Project, Series A, 5.75%, 10/1/65 (144A)	2,008,960
10,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.50%, 7/1/53	8,251,500
3,000,000(a)(d)	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 14.00%, 7/15/32 (144A)	1,852,920
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/255

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
300,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31 (144A)	$ 310,239
225,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/35 (144A)	227,441
11,075,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51 (144A)	9,681,322
5,000,000(g)	Florida Local Government Finance Commission, Fleet Landing At Nocatee Project, Series A, 6.875%, 11/15/64 (144A)	5,020,950
4,000,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center Of Florida, 3.00%, 11/15/51	2,668,760
	Total Florida	$46,453,129

	Georgia — 0.6%
1,000,000	Development Authority of Cobb County, Mt. Bethel Christian Academy Project, 6.25%, 6/1/55 (144A)	$ 1,010,130
2,000,000	Development Authority of Cobb County, Mt. Bethel Christian Academy Project, 6.25%, 6/1/64 (144A)	2,009,060
3,775,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, 3.00%, 2/15/47	2,642,500
	Total Georgia	$5,661,690

	Guam — 0.1%
1,100,000	Guam Economic Development & Commerce Authority, Asset-Backed, 5.625%, 6/1/47	$ 1,013,661
	Total Guam	$1,013,661

	Idaho — 0.1%
1,370,000	Idaho Health Facilities Authority, 3.00%, 3/1/51	$ 885,869
	Total Idaho	$885,869

	Illinois — 1.4%
733,578(a)	Illinois Finance Authority, Series A-2, 6.00%, 11/15/36	$ 58,686
456,556(a)(d)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	36,525
11,785,000	Southwestern Illinois Development Authority, 5.00%, 6/1/53	10,652,461
1,225,000	Southwestern Illinois Development Authority, 8.00%, 6/1/53	1,111,112
1,220,000	Village of Matteson, 6.50%, 12/1/35	1,244,754
	Total Illinois	$13,103,538

	Indiana — 9.1%
8,175,000	City of Anderson, 5.375%, 1/1/40 (144A)	$ 6,527,084
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Indiana — (continued)
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.50%, 2/1/29 (144A)	$ 24,994,998
945,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	953,297
7,825,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	7,630,627
900,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.60%, 1/1/33	907,191
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.80%, 1/1/37	5,804,700
500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.10%, 1/1/32 (144A)	483,060
5,890,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	5,506,090
4,560,000	City of Terre Haute, 5.35%, 1/1/38	4,417,272
2,500,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	2,141,075
8,615,000	Indiana Housing & Community Development Authority, Series A, 5.00%, 1/1/39 (144A)	7,732,479
8,175,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.50%, 1/1/37	8,058,833
10,030,000	Town of Plainfield Multifamily Housing Revenue, 5.375%, 9/1/38	9,716,362
	Total Indiana	$84,873,068

	Kansas — 1.4%
400,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/33	$ 368,936
15,405,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/53	10,456,760
2,500,000	Kansas Development Finance Authority, Series A, 5.50%, 11/15/38	2,111,075
	Total Kansas	$12,936,771

	Louisiana — 1.1%
3,000,000	Louisiana Public Facilities Authority, Acadiana Renaissance Charter Academy Project, 6.00%, 6/15/59 (144A)	$ 2,882,580
8,000,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.50%, 9/1/59	7,702,800
	Total Louisiana	$10,585,380

The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/257

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Massachusetts — 0.6%
3,260,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.50%, 12/1/44 (144A)	$ 2,848,066
2,830,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.875%, 12/1/60 (144A)	2,454,346
	Total Massachusetts	$5,302,412

	Michigan — 3.1%
8,125,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 7,169,744
3,000,000	Flint International Academy, 5.75%, 10/1/37	3,000,300
5,720,000	Michigan Finance Authority, Dr. Joseph F. Pollack Academic Center of Excellence Project, 5.75%, 4/1/40	5,875,927
5,000,000	Michigan Finance Authority, Trinity Health Credit Group, Series A, 3.00%, 12/1/49	3,405,750
4,000,000(d)	Michigan Strategic Fund, Series B, 7.50%, 11/1/41	3,837,200
7,075,000(d)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	5,941,514
	Total Michigan	$29,230,435

	Minnesota — 1.9%
1,310,000	City of Bethel, 6.00%, 7/1/57	$ 1,151,149
4,210,000	City of Bethel, Series A, 5.00%, 7/1/48	3,474,976
1,000,000	City of Bethel, Series A, 5.00%, 7/1/53	798,760
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.50%, 7/1/50	1,461,390
1,500,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	1,391,820
3,145,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.25%, 9/1/43	2,671,395
6,080,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.375%, 9/1/50	4,672,054
2,000,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Great River School Project, Series A, 5.50%, 7/1/52 (144A)	1,860,880
	Total Minnesota	$17,482,424

	New Jersey — 0.7%
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.375%, 7/1/47 (144A)	$ 2,218,425
4,000,000	New Jersey Economic Development Authority, Repauno Port & Rail Terminal Project, 6.625%, 1/1/45 (144A)	4,044,880
	Total New Jersey	$6,263,305

The accompanying notes are an integral part of these financial statements.
8Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	New Mexico — 1.2%
11,430,000(d)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	$ 11,018,520
	Total New Mexico	$11,018,520

	New York — 11.0%
212,975(a)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/28 (144A)	$ 3,046
2,356,917(a)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/38 (144A)	33,704
19,015,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	16,047,519
6,245,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	5,031,721
3,625,000	New York City Housing Development Corp., 8 Spruce Street, Series RE, 5.25%, 12/15/43	3,722,041
1,500,000	New York Counties Tobacco Trust IV, Series A, 6.25%, 6/1/41 (144A)	1,443,645
9,700,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/42	8,536,000
10,000,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/45	7,762,600
51,600,000(e)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Series 4A, 6/1/60 (144A)	2,850,900
7,440,000	New York Counties Tobacco Trust VI, Series 2B, 5.00%, 6/1/45	6,448,694
7,665,000	New York Counties Tobacco Trust VI, Settlement pass through, Series 2B, 5.00%, 6/1/51	6,496,318
11,110,000	New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A, 5.50%, 12/31/60	10,707,374
7,345,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, 5.50%, 6/30/60	7,080,139
7,500,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, 6.00%, 6/30/59	7,708,275
1,000,000	Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Project, 5.125%, 8/1/44	802,720
1,500,000	Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Project, 5.375%, 8/1/54	1,169,865
5,100,000	Suffolk Regional Off-Track Betting Corp., 6.00%, 12/1/53	5,095,104
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/259

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	New York — (continued)
9,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	$ 6,935,940
5,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 5.00%, 7/1/36 (144A)	5,014,100
	Total New York	$102,889,705

	North Carolina — 0.8%
5,000,000	North Carolina Medical Care Commission, Novant Health Obligated Group, 3.125%, 11/1/49	$ 3,571,300
4,180,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/54	3,915,406
	Total North Carolina	$7,486,706

	Ohio — 4.5%
226,000,000(e)	Buckeye Tobacco Settlement Financing Authority, Series B-3, 6/1/57	$ 20,719,680
26,450,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	21,400,960
	Total Ohio	$42,120,640

	Oklahoma — 0.7%
3,300,000	Tulsa Municipal Airport Trust Trustees, American Airlines, Inc. Project, 6.25%, 12/1/35	$ 3,668,478
3,000,000	Tulsa Municipal Airport Trust Trustees, American Airlines, Inc. Project, 6.25%, 12/1/40	3,231,990
	Total Oklahoma	$6,900,468

	Pennsylvania — 6.7%
1,500,000(g)	Allentown Neighborhood Improvement Zone Development Authority, City Center Project, 6.00%, 5/1/42 (144A)	$ 1,544,025
3,900,000	Allentown Neighborhood Improvement Zone Development Authority, Waterfront - 30 E. Allen Street Project, Series B, 6.00%, 5/1/42 (144A)	3,808,779
8,465,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	7,874,482
1,850,000	Montgomery County Industrial Development Authority, Ursinus College Project, 5.25%, 11/1/54	1,727,863
5,500,000	Pennsylvania Economic Development Financing Authority, Noble Environmental, Inc. Project, 6.00%, 6/30/61	5,574,195
2,000,000(g)	Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Package One Project, 6.875%, 9/1/47 (144A)	1,972,160
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
6,045,000(d)	Philadelphia Authority for Industrial Development, 5.125%, 12/15/44 (144A)	$ 5,480,095
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,199,525
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	4,055,054
9,435,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	9,042,127
825,000	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/31	807,559
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	3,798,764
8,295,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	6,687,346
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.50%, 6/1/45	2,168,738
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	2,821,518
1,750,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.50%, 6/15/43 (144A)	1,673,910
	Total Pennsylvania	$62,236,140

	Puerto Rico — 9.9%
24,792,296(d)(f)	Commonwealth of Puerto Rico, 11/1/43	$ 15,619,147
17,550,354(d)	Commonwealth of Puerto Rico, 11/1/51	9,674,633
10,000,000(d)	Commonwealth of Puerto Rico, 11/1/51	3,227,000
25,000,000(d)	Commonwealth of Puerto Rico, 11/1/51	6,375,000
13,204,996(f)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	10,835,095
13,645,142	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	13,167,562
5,900,000(d)	Puerto Rico Industrial Development Co., 7.00%, 1/1/54	5,446,526
40,435,000(e)	Puerto Rico Sales Tax Financing Corp., Series A-1, 7/1/46	12,544,150
36,282,000(e)	Puerto Rico Sales Tax Financing Corp., Series A-1, 7/1/51	8,410,168
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2511

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Puerto Rico — (continued)
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 4.75%, 7/1/53	$ 889,740
6,500,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 5.00%, 7/1/58	5,943,860
	Total Puerto Rico	$92,132,881

	Rhode Island — 0.1%
2,065,000(a)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 826,000
	Total Rhode Island	$826,000

	Texas — 5.7%
16,545,000	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	$ 15,310,247
435,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	436,144
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	375,754
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	6,881,807
3,665,000	Board of Regents of the University of Texas System, Series A, 5.00%, 8/15/50	3,825,637
575,000	Clifton Higher Education Finance Corp., Valor Education, Series A, 5.75%, 6/15/44 (144A)	543,990
800,000	Clifton Higher Education Finance Corp., Valor Education, Series A, 6.00%, 6/15/54 (144A)	734,744
16,755,000(a)(d)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	10,220,550
3,335,000(a)(d)	Greater Texas Cultural Education Facilities Finance Corp., Series B, 9.00%, 2/1/33 (144A)	2,034,350
4,500,000	New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1, 5.50%, 1/1/57	3,858,885
5,875,019	Tarrant County Cultural Education Facilities Finance Corp., The Stayton At Museum Way 2024, Series A, 5.75%, 12/1/54	4,889,073
5,000,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segment 3 LLC Project, 5.00%, 6/30/58	4,665,150
	Total Texas	$53,776,331

	Utah — 0.7%
3,300,000(f)	Grapevine Wash Local District, Series A-1, 6.00%, 3/1/55 (144A)	$ 2,933,733
725,000(f)	MIDA Cormont Public Infrastructure District, Series A-1, 6.25%, 6/1/55 (144A)	732,743
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Utah — (continued)
2,365,000(d)(f)	MIDA Cormont Public Infrastructure District, Series A-2, 6/1/55 (144A)	$ 1,887,932
1,000,000	Point Phase 1 Public Infrastructure District No 1, Series A-1, 6.125%, 3/1/55	1,007,050
	Total Utah	$6,561,458

	Virgin Islands — 0.2%
2,400,000	Virgin Islands Public Finance Authority, Frenchman'S Reef Hotel Development Project, Series A, 6.00%, 4/1/53 (144A)	$ 2,363,448
	Total Virgin Islands	$2,363,448

	Virginia — 2.4%
5,475,000	Lynchburg Economic Development Authority, Centra Health Obligated Group, 3.00%, 1/1/51	$ 3,624,943
8,865,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	6,471,982
10,000,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	8,316,400
14,000,000(e)	Tobacco Settlement Financing Corp., Series D, 6/1/47	3,988,180
	Total Virginia	$22,401,505

	Washington — 0.7%
2,000,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.50%, 7/1/50 (144A)	$ 1,914,120
5,000,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.75%, 7/1/60 (144A)	4,873,700
	Total Washington	$6,787,820

	Wisconsin — 4.8%
5,000,000	Public Finance Authority, Series A, 5.75%, 7/1/49	$ 5,000,150
1,000,000	Public Finance Authority, Cincinnati Classical Academy, Series A, 6.00%, 6/15/64 (144A)	959,380
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, Series A, 5.625%, 7/1/44	1,592,210
280,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/29 (144A)	281,000
1,710,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/39 (144A)	1,532,502
1,150,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/61 (144A)	788,164
335,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.375%, 6/1/37 (144A)	341,298
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2513

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Wisconsin — (continued)
900,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.875%, 6/1/52 (144A)	$ 848,259
1,565,000	Public Finance Authority, Coral Academy Science Reno, Series A, 6.00%, 6/1/62 (144A)	1,538,411
14,000,000	Public Finance Authority, Georgia SR 400 Express Lanes Project, 5.75%, 6/30/60	13,668,620
6,500,000	Public Finance Authority, Georgia SR 400 Express Lanes Project, 5.75%, 12/31/65	6,330,090
1,000,000	Public Finance Authority, Georgia SR 400 Express Lanes Project, 6.50%, 6/30/60	1,054,970
2,000,000	Public Finance Authority, Georgia SR 400 Express Lanes Project, 6.50%, 12/31/65	2,100,740
75,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	74,364
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.00%, 8/1/36 (144A)	1,866,420
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,038,075
230,000	Public Finance Authority, Quality Education Academy Project, Series A, 5.25%, 7/15/33 (144A)	239,131
690,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.00%, 7/15/43 (144A)	699,901
640,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.25%, 7/15/53 (144A)	638,330
1,175,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.50%, 7/15/63 (144A)	1,179,253
2,000,000	Public Finance Authority, SearStone CCRC Project, 4.00%, 6/1/41 (144A)	1,582,380
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	503,850
10,640,000(a)(e)+	Public Finance Authority, Springshire Pre-Development Project, 12/1/20 (144A)	—
	Total Wisconsin	$44,857,498

	Total Municipal Bonds (Cost $997,196,194)	$916,400,139

The accompanying notes are an integral part of these financial statements.
14Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Debtors in Possession Financing — 0.3% of Net Assets#
	Retirement Housing — 0.3%
9,000,000(a)+	Springshire Retirement LLC - Promissory Note, 9.00%, 12/31/25	$ 2,970,000
	Total Retirement Housing	$2,970,000

	TOTAL DEBTORS IN POSSESSION FINANCING (Cost $8,720,000)	$2,970,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.3% (Cost $1,013,088,329)	$927,258,191
	OTHER ASSETS AND LIABILITIES — 0.7%	$6,554,819
	net assets — 100.0%	$933,813,010

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At August 31, 2025, the value of these securities amounted to $298,154,900, or 31.9% of net assets.
(a)	Security is in default.
(b)	Floating rate note. Coupon rate, reference index and spread shown at August 31, 2025.
(c)	Consists of Revenue Bonds unless otherwise indicated.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at August 31, 2025.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Represents a General Obligation Bond.
(g)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1G).
Restricted Securities	Acquisition date	Cost	Value
Springshire Retirement LLC - Promissory Note	12/1/2021	$8,720,000	$2,970,000
% of Net assets			0.3%
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2515

Schedule of Investments  |  8/31/25 (continued)
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended August 31, 2025, aggregated $558,156,880 and $654,015,807, respectively.
At August 31, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $1,021,915,426 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$77,002,691
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(171,659,926)
Net unrealized appreciation	$(94,657,235)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$7,888,052	$—	$7,888,052
Municipal Bonds	—	916,400,139	—*	916,400,139
Debtors in Possession Financing	—	—	2,970,000	2,970,000
Total Investments in Securities	$—	$924,288,191	$2,970,000	$927,258,191
*	Securities valued at $0.
During the year ended August 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

Statement of Assets and Liabilities  |  8/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,013,088,329)	$927,258,191
Cash	9,025,683
Receivables —
Investment securities sold	170,984
Fund shares sold	1,536,959
Interest	12,104,964
Due from the Adviser	299,224
Other assets	43,795
Total assets	$950,439,800
LIABILITIES:
Payables —
Investment securities purchased	$8,430,910
Fund shares repurchased	6,272,036
Distributions	697,172
Trustees’ fees	7,559
Management fees	576,323
Administrative expenses	319,510
Distribution fees	61,343
Accrued expenses	261,937
Total liabilities	$16,626,790
NET ASSETS:
Paid-in capital	$1,370,790,753
Distributable earnings (loss)	(436,977,743)
Net assets	$933,813,010
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $351,059,353/60,605,052 shares)	$5.79
Class C* (based on $52,160,867/8,992,056 shares)	$5.80
Class Y* (based on $530,592,790/92,846,118 shares)	$5.71
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $5.79 net asset value per share/100%-2.25% maximum sales charge)	$5.92

*	Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2517

Statement of Operations FOR THE YEAR ENDED 8/31/25*
INVESTMENT INCOME:
Interest from unaffiliated issuers	$61,665,170
Total Investment Income		$61,665,170
EXPENSES:
Management fees	$5,112,628
Administrative expenses	380,947
Transfer agent fees
Class A**	91,357
Class C**	27,787
Class Y**	631,921
Distribution fees
Class A**	962,107
Class C**	642,118
Shareholder communications expense	17,652
Custodian fees	8,103
Registration fees	105,359
Professional fees	88,474
Printing expense	35,793
Officers’ and Trustees’ fees	50,368
Insurance expense	6,765
Miscellaneous	36,177
Total expenses		$8,197,556
Less fees waived and expenses reimbursed by the Adviser		(698,195)
Net expenses		$7,499,361
Net investment income		$54,165,809
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$(26,810,278)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$(54,444,886)
Net realized and unrealized gain (loss) on investments		$(81,255,164)
Net decrease in net assets resulting from operations		$(27,089,355)

*	Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. The Statement of Operations includes Fund information as a stand-alone and feeder fund for the respective periods (See Note 1).
**	Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

Statements of Changes in Net Assets
	Year Ended 8/31/25	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$54,165,809	$58,151,136
Net realized gain (loss) on investments	(26,810,278)	(97,325,878)
Change in net unrealized appreciation (depreciation) on investments	(54,444,886)	133,562,404
Net increase (decrease) in net assets resulting from operations	$(27,089,355)	$94,387,662
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.31 and $0.29 per share, respectively)	$(19,262,361)	$(19,659,772)
Class C* ($0.26 and $0.24 per share, respectively)	(2,704,019)	(3,202,952)
Class Y* ($0.32 and $0.30 per share, respectively)	(31,867,815)	(33,257,416)
Total distributions to shareholders	$(53,834,195)	$(56,120,140)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$320,640,465	$347,878,070
Reinvestment of distributions	48,286,922	49,287,591
Cost of shares repurchased	(460,213,095)	(644,549,354)
Net decrease in net assets resulting from Fund share transactions	$(91,285,708)	$(247,383,693)
Net decrease in net assets	$(172,209,258)	$(209,116,171)
NET ASSETS:
Beginning of year	$1,106,022,268	$1,315,138,439
End of year	$933,813,010	$1,106,022,268

*	Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2519

Statements of Changes in Net Assets
(continued)
	Year Ended 8/31/25 Shares	Year Ended 8/31/25 Amount	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A*
Shares sold	14,403,860	$88,823,558	13,563,066	$82,765,525
Reinvestment of distributions	2,876,716	17,578,756	2,959,742	17,944,690
Less shares repurchased	(21,092,666)	(129,515,875)	(26,860,547)	(162,930,492)
Net decrease	(3,812,090)	$(23,113,561)	(10,337,739)	$(62,220,277)
Class C*
Shares sold	858,479	$5,306,611	1,266,400	$7,734,589
Reinvestment of distributions	430,931	2,641,309	502,756	3,051,480
Less shares repurchased	(3,953,273)	(24,235,189)	(5,548,116)	(33,726,910)
Net decrease	(2,663,863)	$(16,287,269)	(3,778,960)	$(22,940,841)
Class Y*
Shares sold	37,488,323	$226,510,296	42,950,253	$257,377,956
Reinvestment of distributions	4,654,538	28,066,857	4,733,395	28,291,421
Less shares repurchased	(51,085,978)	(306,462,031)	(75,188,479)	(447,891,952)
Net decrease	(8,943,117)	$(51,884,878)	(27,504,831)	$(162,222,575)

*	Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

Financial Highlights
	Year Ended 8/31/25(a)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21(b)
Class A*
Net asset value, beginning of period	$6.27	$6.04	$6.54	$7.56	$7.23
Increase (decrease) from investment operations:
Net investment income (loss) (c)	$0.31	$0.30	$0.29	$0.26	$0.27
Net realized and unrealized gain (loss) on investments	(0.48)	0.22	(0.51)	(1.02)	0.32
Net increase (decrease) from investment operations	$(0.17)	$0.52	$(0.22)	$(0.76)	$0.59
Distributions to shareholders:
Net investment income	$(0.31)	$(0.29)	$(0.28)	$(0.26)	$(0.26)
Total distributions	$(0.31)	$(0.29)	$(0.28)	$(0.26)	$(0.26)
Net increase (decrease) in net asset value	$(0.48)	$0.23	$(0.50)	$(1.02)	$0.33
Net asset value, end of period	$5.79	$6.27	$6.04	$6.54	$7.56
Total return (d)	(2.91)%	8.86%(e)	(3.41)%	(10.20)%	8.36%
Ratio of net expenses to average net assets	0.82%(f)	0.82%(g)	0.82%(g)	0.82%(g)	0.81%(g)
Ratio of net investment income (loss) to average net assets	5.04%(h)	4.94%	4.57%	3.68%	3.60%
Portfolio turnover rate	54%(i)	30%(j)	37%(j)	38%(j)	24%(k)
Net assets, end of period (in thousands)	$351,059	$403,715	$451,573	$524,429	$653,216
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.83%(f)	0.87%(g)	0.91%(g)	0.85%(g)	0.82%(g)
Net investment income (loss) to average net assets	5.03%(h)	4.89%	4.48%	3.65%	3.59%
*	Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. Per share data and ratios include Fund information as a stand-alone and feeder fund for the respective periods (See Note 1).
(b)	On December 21, 2020, the Fund began investing as a feeder fund in Pioneer High Income Municipal Portfolio. Expense ratios disclosed prior to August 31, 2021 are for the Fund as a stand-alone fund.
(c)	The per-share data presented above is based on the average shares outstanding for the period presented.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(e)	For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than 0.005%.
(f)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024.
(g)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses.
(h)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated income for the period from September 1, 2024 to December 5, 2024.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2521

Financial Highlights  (continued)
(i)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period ended August 31, 2025.
(j)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.
(k)	Represents the portfolio turnover rate of the Fund as a stand-alone fund from September 1, 2020 to December 20, 2020 and of Pioneer High Income Municipal Portfolio for the period ended August 31, 2021.
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

	Year Ended 8/31/25(a)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21(b)
Class C*
Net asset value, beginning of period	$6.28	$6.05	$6.55	$7.57	$7.24
Increase (decrease) from investment operations:
Net investment income (loss) (c)	$0.26	$0.25	$0.24	$0.21	$0.21
Net realized and unrealized gain (loss) on investments	(0.48)	0.22	(0.51)	(1.02)	0.33
Net increase (decrease) from investment operations	$(0.22)	$0.47	$(0.27)	$(0.81)	$0.54
Distributions to shareholders:
Net investment income	$(0.26)	$(0.24)	$(0.23)	$(0.21)	$(0.21)
Total distributions	$(0.26)	$(0.24)	$(0.23)	$(0.21)	$(0.21)
Net increase (decrease) in net asset value	$(0.48)	$0.23	$(0.50)	$(1.02)	$0.33
Net asset value, end of period	$5.80	$6.28	$6.05	$6.55	$7.57
Total return (d)	(3.64)%	8.02%(e)	(4.14)%	(10.88)%	7.53%
Ratio of net expenses to average net assets	1.59%(f)	1.59%(g)	1.59%(g)	1.58%(g)	1.58%(g)
Ratio of net investment income (loss) to average net assets	4.25%(h)	4.16%	3.80%	2.91%	2.84%
Portfolio turnover rate	54%(i)	30%(j)	37%(j)	38%(j)	24%(k)
Net assets, end of period (in thousands)	$52,161	$73,156	$93,368	$117,641	$162,278
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.60%(f)	1.64%(g)	1.68%(g)	1.61%(g)	1.59%(g)
Net investment income (loss) to average net assets	4.24%(h)	4.11%	3.71%	2.88%	2.83%
*	Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. Per share data and ratios include Fund information as a stand-alone and feeder fund for the respective periods (See Note 1).
(b)	On December 21, 2020, the Fund began investing as a feeder fund in Pioneer High Income Municipal Portfolio. Expense ratios disclosed prior to August 31, 2021 are for the Fund as a stand-alone fund.
(c)	The per-share data presented above is based on the average shares outstanding for the period presented.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(e)	For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
(f)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024.
(g)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses.
(h)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated income for the period from September 1, 2024 to December 5, 2024.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2523

Financial Highlights  (continued)
(i)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period ended August 31, 2025.
(j)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.
(k)	Represents the portfolio turnover rate of the Fund as a stand-alone fund from September 1, 2020 to December 20, 2020 and of Pioneer High Income Municipal Portfolio for the period ended August 31, 2021.
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21(a)
Class Y*
Net asset value, beginning of period	$6.18	$5.96	$6.46	$7.46	$7.14
Increase (decrease) from investment operations:
Net investment income (loss) (b)	$0.32	$0.31	$0.30	$0.28	$0.28
Net realized and unrealized gain (loss) on investments	(0.47)	0.21	(0.51)	(1.00)	0.32
Net increase (decrease) from investment operations	$(0.15)	$0.52	$(0.21)	$(0.72)	$0.60
Distributions to shareholders:
Net investment income	$(0.32)	$(0.30)	$(0.29)	$(0.28)	$(0.28)
Total distributions	$(0.32)	$(0.30)	$(0.29)	$(0.28)	$(0.28)
Net increase (decrease) in net asset value	$(0.47)	$0.22	$(0.50)	$(1.00)	$0.32
Net asset value, end of period	$5.71	$6.18	$5.96	$6.46	$7.46
Total return (c)	(2.59)%	9.02%(d)	(3.24)%	(9.87)%	8.54%
Ratio of net expenses to average net assets	0.55%(e)	0.55%(f)	0.55%(f)	0.55%(f)	0.55%(f)
Ratio of net investment income (loss) to average net assets	5.31%(g)	5.20%	4.84%	3.94%	3.85%
Portfolio turnover rate	54%(h)	30%(i)	37%(i)	38%(i)	24%(j)
Net assets, end of period (in thousands)	$530,593	$629,151	$770,198	$975,628	$1,244,174
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.66%(e)	0.70%(f)	0.75%(f)	0.68%(f)	0.67%(f)
Net investment income (loss) to average net assets	5.20%(g)	5.05%	4.64%	3.81%	3.73%
*	Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	On December 21, 2020, the Fund began investing as a feeder fund in Pioneer High Income Municipal Portfolio. Expense ratios disclosed prior to August 31, 2021 are for the Fund as a stand-alone fund.
(b)	The per-share data presented above is based on the average shares outstanding for the period presented.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
(e)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024.
(f)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses.
(g)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated income for the period from September 1, 2024 to December 5, 2024.
(h)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period ended August 31, 2025.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2525

Financial Highlights  (continued)
(i)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.
(j)	Represents the portfolio turnover rate of the Fund as a stand-alone fund from September 1, 2020 to December 20, 2020 and of Pioneer High Income Municipal Portfolio for the period ended August 31, 2021.
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

Notes to Financial Statements  |  8/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer High Income Municipal Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer High Income Municipal Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C and Class Y shares in exchange for the Fund’s Class A, Class C and Class Y shares, respectively, on May 2, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025. Accordingly, the Reorganization, which did not result in federal income tax liability, had no effect on the Fund’s operations. The investment objective of the Fund is to maximize total return through a combination of income that is exempt from regular federal income tax and capital appreciation.
From December 21, 2020 to December 5, 2024, the Predecessor Fund invested all of its investable assets as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”), an underlying mutual fund that had the same investment objective and investment strategies as the Predecessor Fund. The Board of Trustees of the Portfolio authorized the termination of the Portfolio, which occurred on December 6, 2024. In light of the termination of the Portfolio, the Board of Trustees of the Predecessor Fund determined that it was in the best interests of the Predecessor Fund’s shareholders to withdraw the Predecessor Fund’s investment from the Portfolio and instead invest directly in securities as a standalone fund. On December 6, 2024, the Predecessor Fund withdrew its investment in the Portfolio through an in-kind redemption equal to the Predecessor Fund’s proportionate share of the Portfolio’s net assets, with a cost basis of $1,133,137,995 and a value of $1,113,033,346, to the Predecessor Fund. The transaction was structured to qualify as a tax-free event.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2527

will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Prior to May 2, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective May 2, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 7). Prior to May 2, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective May 2, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund that uses derivatives to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single
28Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2529

Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the ﬁnancial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a signiﬁcant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a signiﬁcant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ signiﬁcantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of August 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions
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for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At August 31, 2025, the Fund was permitted to carry forward indefinitely $138,724,752 of short-term losses and $229,556,075 of long-term losses.
The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Tax-exempt income	$51,367,320	$54,379,378
Ordinary income	2,466,875	1,740,762
Total	$53,834,195	$56,120,140
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2025:
2025
Distributable earnings/(losses):
Undistributed tax-exempt income	$26,657,491
Capital loss carryforward	(368,280,827)
Other book/tax temporary differences	(697,172)
Net unrealized depreciation	(94,657,235)
Total	$(436,977,743)
The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales, adjustments related to interest on defaulted bonds and the tax treatment of amortization.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $7,310 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
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Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
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Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities and other obligations issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax (“municipal securities”).
The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments.
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The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of political, economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state (including California, Pennsylvania, New York and Indiana), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security
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may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
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G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at August 31, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate equal to 0.50% of the Fund’s average daily net assets up to $500 million, 0.475% of the next $500 million of the Fund’s average daily net assets and 0.45% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.50% of the Predecessor Fund's average daily net assets up to $500 million, 0.475% of the next $500 million of the Predecessor Fund’s average daily net assets and 0.45% of the Predecessor Fund’s average daily net assets over $1 billion. For the year ended August 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.49% of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.82%, 1.59%, and 0.55% of the Fund’s Class A, Class C, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the year ended August 31, 2025 are reflected on the Statement of Operations.
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Prior to the Reorganization, Amundi US contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Predecessor Fund to the extent required to reduce Predecessor Fund expenses to 0.82%, 1.59%, 0.55%, and 0.55% of the average daily net assets attributable to Class A, Class C, Class K, and Class Y shares of the Predecessor Fund, respectively.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $576,323 in management fees payable to the Adviser at August 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended August 31, 2025, the Fund paid $50,368 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At August 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $7,559 and a payable for administrative expenses of $319,510, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as
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proxy and statement mailings, and outgoing phone calls. For the year ended August 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$5,935
Class C	1,902
Class Y	9,815
Total	$17,652
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $61,343 in distribution fees payable to the Distributor at August 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended August 31, 2025, CDSCs in the amount of $14,856 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor or the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund
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participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended August 31, 2025, the Fund had no borrowings under the credit facility.
7. Reorganization
On May 2, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $1,004,067,081 and an identified cost of $1,065,124,757 at May 2, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
8. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund’s custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective close of business on or about December 5, 2025 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust V) and the Shareholders of Victory Pioneer High Income Municipal Fund (formerly Pioneer High Income Municipal Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer High Income Municipal Fund (formerly Pioneer High Income Municipal Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust V), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
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required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)  |  8/31/25
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 100.00%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer High Income Municipal Fund was held on March 27, 2025, which reconvened on April 28 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer High Income Municipal Fund reorganized into Victory Pioneer High Income Municipal Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer High Income Municipal Fund	89,474,198	71,956,382	2,096,942	15,420,874
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer High Income Municipal Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer High Income Municipal Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.
It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement.  These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds.  In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement,
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the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)   that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
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(ii)   representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)   that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv)   the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)   Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)   Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)   the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)   the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)   that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2545

annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x)   that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi)   that Victory Capital had acquired and integrated several investment management companies;
(xii)   that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)   the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account
46Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2547

its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular
48Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2549

Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under
50Victory Pioneer High Income Municipal Fund | Annual | 8/31/25

management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer High Income Municipal Fund | Annual | 8/31/2551

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 21203-AFR-1025

Victory Pioneer
Disciplined Value Fund*
(successor to Pioneer Disciplined Value Fund)*
Annual: Full Financials | August 31, 2025
* Effective June 6, 2025, during the annual reporting period covered by this report, Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Value Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Disciplined Value Fund.

visit us: vcm.com

Victory Pioneer Disciplined Value Fund | Annual | 8/31/251

Schedule of Investments  |  8/31/25
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.2% of Net Assets
	Air Freight & Logistics — 0.6%
29,145	United Parcel Service, Inc., Class B	$ 2,548,439
	Total Air Freight & Logistics	$2,548,439

	Automobiles — 0.5%
186,547	Ford Motor Co.	$ 2,195,658
	Total Automobiles	$2,195,658

	Banks — 16.7%
405,399	Bank of America Corp.	$ 20,569,945
392,929	Huntington Bancshares, Inc.	6,998,066
64,227	JPMorgan Chase & Co.	19,359,302
305,518	US Bancorp	14,918,444
78,695	Wells Fargo & Co.	6,467,155
	Total Banks	$68,312,912

	Beverages — 1.4%
54,321	Coca-Cola Co.	$ 3,747,606
71,409	Keurig Dr Pepper, Inc.	2,077,288
	Total Beverages	$5,824,894

	Biotechnology — 0.8%
25,005(a)	Biogen, Inc.	$ 3,306,161
	Total Biotechnology	$3,306,161

	Building Products — 0.8%
12,477(a)	Builders FirstSource, Inc.	$ 1,730,310
29,471	Fortune Brands Innovations, Inc.	1,724,643
	Total Building Products	$3,454,953

	Capital Markets — 9.3%
22,343	Goldman Sachs Group, Inc.	$ 16,651,121
21,953	Northern Trust Corp.	2,881,990
142,583	State Street Corp.	16,392,767
20,327	T Rowe Price Group, Inc.	2,187,592
	Total Capital Markets	$38,113,470

	Chemicals — 2.0%
17,555	Air Products and Chemicals, Inc.	$ 5,163,102
26,421	PPG Industries, Inc.	2,938,808
	Total Chemicals	$8,101,910

	Communications Equipment — 3.8%
222,802	Cisco Systems, Inc.	$ 15,393,390
	Total Communications Equipment	$15,393,390

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

Shares		Value
	Construction Materials — 2.5%
91,074	CRH Plc	$ 10,286,808
	Total Construction Materials	$10,286,808

	Consumer Staples Distribution & Retail — 1.4%
60,525	Target Corp.	$ 5,809,190
	Total Consumer Staples Distribution & Retail	$5,809,190

	Diversified Telecommunication Services — 1.0%
93,321	Verizon Communications, Inc.	$ 4,127,588
	Total Diversified Telecommunication Services	$4,127,588

	Electric Utilities — 2.5%
90,922	American Electric Power Co., Inc.	$ 10,094,160
	Total Electric Utilities	$10,094,160

	Electrical Equipment — 1.4%
16,853	Rockwell Automation, Inc.	$ 5,787,826
	Total Electrical Equipment	$5,787,826

	Electronic Equipment, Instruments & Components — 0.8%
19,571(a)	Keysight Technologies, Inc.	$ 3,198,489
	Total Electronic Equipment, Instruments & Components	$3,198,489

	Entertainment — 1.7%
58,734	Walt Disney Co.	$ 6,952,931
	Total Entertainment	$6,952,931

	Financial Services — 0.6%
32,270(a)	PayPal Holdings, Inc.	$ 2,265,031
	Total Financial Services	$2,265,031

	Food Products — 2.8%
23,861	Hershey Co.	$ 4,384,459
73,566	Kraft Heinz Co.	2,057,641
82,684	Mondelez International, Inc., Class A	5,080,105
	Total Food Products	$11,522,205

	Ground Transportation — 2.0%
36,785	Union Pacific Corp.	$ 8,224,023
	Total Ground Transportation	$8,224,023

	Health Care Equipment & Supplies — 4.1%
10,441	Becton Dickinson & Co.	$ 2,014,904
43,417	Medtronic Plc	4,029,532
102,560	Zimmer Biomet Holdings, Inc.	10,881,616
	Total Health Care Equipment & Supplies	$16,926,052

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Value Fund | Annual | 8/31/253

Schedule of Investments  |  8/31/25 (continued)
Shares		Value
	Household Durables — 1.3%
31,808	DR Horton, Inc.	$ 5,390,820
	Total Household Durables	$5,390,820

	Household Products — 0.7%
23,166	Kimberly-Clark Corp.	$ 2,991,657
	Total Household Products	$2,991,657

	Industrial Conglomerates — 5.0%
88,291	3M Co.	$ 13,731,899
30,852	Honeywell International, Inc.	6,772,014
	Total Industrial Conglomerates	$20,503,913

	Insurance — 1.6%
34,933	American International Group, Inc.	$ 2,840,751
18,845	Prudential Financial, Inc.	2,066,543
5,515	Willis Towers Watson Plc	1,802,247
	Total Insurance	$6,709,541

	Interactive Media & Services — 2.1%
40,024	Alphabet, Inc., Class A	$ 8,521,510
	Total Interactive Media & Services	$8,521,510

	IT Services — 2.4%
40,513	International Business Machines Corp.	$ 9,864,510
	Total IT Services	$9,864,510

	Machinery — 2.6%
10,869	Caterpillar, Inc.	$ 4,554,546
8,366	Deere & Co.	4,004,302
14,436(a)	Middleby Corp.	1,975,567
	Total Machinery	$10,534,415

	Media — 3.2%
379,988	Comcast Corp., Class A	$ 12,908,192
	Total Media	$12,908,192

	Metals & Mining — 0.7%
77,528	Teck Resources, Ltd., Class B	$ 2,650,682
	Total Metals & Mining	$2,650,682

	Multi-Utilities — 1.1%
63,925	CMS Energy Corp.	$ 4,575,112
	Total Multi-Utilities	$4,575,112

	Oil, Gas & Consumable Fuels — 6.9%
67,119	ConocoPhillips	$ 6,642,767
86,102	Coterra Energy, Inc.	2,104,333
97,395	EQT Corp.	5,048,957
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
109,195	Exxon Mobil Corp.	$ 12,479,897
29,949	Shell Plc (A.D.R.)	2,212,632
	Total Oil, Gas & Consumable Fuels	$28,488,586

	Pharmaceuticals — 7.0%
106,927	Johnson & Johnson	$ 18,944,257
124,592	Sanofi S.A. (A.D.R.)	6,164,812
23,338	Zoetis, Inc.	3,650,063
	Total Pharmaceuticals	$28,759,132

	Professional Services — 1.5%
68,326	SS&C Technologies Holdings, Inc.	$ 6,057,783
	Total Professional Services	$6,057,783

	Semiconductors & Semiconductor Equipment — 0.5%
13,117	QUALCOMM, Inc.	$ 2,108,295
	Total Semiconductors & Semiconductor Equipment	$2,108,295

	Software — 0.9%
14,936	Salesforce, Inc.	$ 3,827,350
	Total Software	$3,827,350

	Specialty Retail — 4.2%
44,282	Best Buy Co., Inc.	$ 3,260,926
36,393	Lowe's Cos., Inc.	9,391,578
32,564	TJX Cos., Inc.	4,448,568
	Total Specialty Retail	$17,101,072

	Technology Hardware, Storage & Peripherals — 0.8%
28,672	NetApp, Inc.	$ 3,233,915
	Total Technology Hardware, Storage & Peripherals	$3,233,915

	Total Common Stocks (Cost $340,203,337)	$406,672,575

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Value Fund | Annual | 8/31/255

Schedule of Investments  |  8/31/25 (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 0.9% of Net Assets
	Open-End Fund — 0.9%
3,804,289(b)	Dreyfus Government Cash Management, Institutional Shares, 4.18%	$ 3,804,289
		$3,804,289

	TOTAL SHORT TERM INVESTMENTS (Cost $3,804,289)	$3,804,289

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $344,007,626)	$410,476,864
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(277,564)
	net assets — 100.0%	$410,199,300

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended August 31, 2025, aggregated $347,255,533 and $386,079,701, respectively.
At August 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $344,314,518 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$72,212,408
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,050,062)
Net unrealized appreciation	$66,162,346
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$406,672,575	$—	$—	$406,672,575
Open-End Fund	3,804,289	—	—	3,804,289
Total Investments in Securities	$410,476,864	$—	$—	$410,476,864
During the year ended August 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Value Fund | Annual | 8/31/257

Statement of Assets and Liabilities  |  8/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $344,007,626)	$410,476,864
Cash	11,943
Receivables —
Fund shares sold	35,129
Dividends	1,135,727
Due from the Adviser	162,517
Other assets	27,067
Total assets	$411,849,247
LIABILITIES:
Payables —
Fund shares repurchased	$1,148,372
Trustees’ fees	2,435
Professional fees	35,775
Transfer agent fees	81,284
Registration fees	74,161
Management fees	223,730
Administrative expenses	16,749
Distribution fees	32,000
Accrued expenses	35,441
Total liabilities	$1,649,947
NET ASSETS:
Paid-in capital	$329,042,209
Distributable earnings	81,157,091
Net assets	$410,199,300
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $261,165,915/15,880,229 shares)	$16.45
Class C* (based on $8,057,435/502,918 shares)	$16.02
Class R6* (based on $3,092,152/185,366 shares)	$16.68
Class Y* (based on $137,883,798/8,269,133 shares)	$16.67
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $16.45 net asset value per share/100%-5.75% maximum sales charge)	$17.45

*	Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

Statement of Operations FOR THE YEAR ENDED 8/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $31,020)	$9,610,229
Interest from unaffiliated issuers	1,363
Total Investment Income		$9,611,592
EXPENSES:
Management fees	$1,607,047
Administrative expenses	158,690
Transfer agent fees
Class A*	205,162
Class C*	6,370
Class R6*	16
Class R*	15,052
Class Y*	112,018
Distribution fees
Class A*	632,240
Class C*	86,303
Class R*	30,522
Shareholder communications expense	43,461
Custodian fees	5,852
Registration fees	92,837
Professional fees	63,997
Printing expense	42,500
Officers’ and Trustees’ fees	15,173
Insurance expense	9,116
Miscellaneous	23,474
Total expenses		$3,149,830
Less fees waived and expenses reimbursed by the Adviser		(332,193)
Net expenses		$2,817,637
Net investment income		$6,793,955
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$8,447,534
Class action lawsuit	311,429
Futures contracts	(183,826)
Other assets and liabilities denominated in foreign currencies	(2,074)	$8,573,063
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Value Fund | Annual | 8/31/259

Statement of Operations (continued)
FOR THE YEAR ENDED 8/31/25
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$31,149,390
Other assets and liabilities denominated in foreign currencies	1,112	$31,150,502
Net realized and unrealized gain (loss) on investments		$39,723,565
Net increase in net assets resulting from operations		$46,517,520

*	Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

Statements of Changes in Net Assets
	Year Ended 8/31/25	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$6,793,955	$7,856,735
Net realized gain (loss) on investments	8,573,063	11,509,609
Change in net unrealized appreciation (depreciation) on investments	31,150,502	33,702,251
Net increase in net assets resulting from operations	$46,517,520	$53,068,595
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.68 and $0.30 per share, respectively)	$(11,303,450)	$(5,517,401)
Class C* ($0.56 and $0.21 per share, respectively)	(336,447)	(149,004)
Class R6* ($0.74 and $0.33 per share, respectively)	(143,201)	(31,998)
Class R* ($0.63 and $0.25 per share, respectively)	(355,345)	(148,446)
Class Y* ($0.74 and $0.33 per share, respectively)	(5,962,668)	(3,063,787)
Total distributions to shareholders	$(18,101,111)	$(8,910,636)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$54,094,558	$40,628,457
Reinvestment of distributions	17,546,302	8,637,126
Cost of shares repurchased	(98,215,601)	(106,453,888)
Net decrease in net assets resulting from Fund share transactions	$(26,574,741)	$(57,188,305)
Net increase (decrease) in net assets	$1,841,668	$(13,030,346)
NET ASSETS:
Beginning of year	$408,357,632	$421,387,978
End of year	$410,199,300	$408,357,632

*	Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2511

Statements of Changes in Net Assets
(continued)
	Year Ended 8/31/25 Shares	Year Ended 8/31/25 Amount	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A*
Shares sold	1,147,741	$17,489,988	977,192	$13,513,918
Reinvestment of distributions	712,607	10,909,544	395,232	5,323,979
Less shares repurchased	(2,892,114)	(44,151,629)	(3,692,147)	(51,553,944)
Net decrease	(1,031,766)	$(15,752,097)	(2,319,723)	$(32,716,047)
Class C*
Shares sold	38,635	$574,221	38,575	$518,345
Reinvestment of distributions	22,337	336,447	11,376	148,991
Less shares repurchased	(174,908)	(2,625,414)	(204,284)	(2,768,537)
Net decrease	(113,936)	$(1,714,746)	(154,333)	$(2,101,201)
Class R6*
Shares sold	41,984	$629,252	112,925	$1,589,140
Reinvestment of distributions	9,262	143,201	2,345	31,998
Less shares repurchased	(58,259)	(876,573)	(33,104)	(456,253)
Net increase (decrease)	(7,013)	$(104,120)	82,166	$1,164,885
Class R*
Shares sold	42,589	$598,991	56,499	$733,924
Reinvestment of distributions	24,702	355,345	11,758	148,446
Less shares repurchased	(642,198)	(9,141,319)	(140,959)	(1,813,879)
Net decrease	(574,907)	$(8,186,983)	(72,702)	$(931,509)
Class Y*
Shares sold	2,282,387	$34,802,106	1,726,491	$24,273,130
Reinvestment of distributions	375,028	5,801,765	218,726	2,983,712
Less shares repurchased	(2,664,234)	(41,420,666)	(3,543,254)	(49,861,275)
Net decrease	(6,819)	$(816,795)	(1,598,037)	$(22,604,433)

*	Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

Financial Highlights
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class A*
Net asset value, beginning of period	$15.33	$13.73	$14.13	$18.76	$13.95
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.25	$0.26	$0.27	$0.27	$0.19
Net realized and unrealized gain (loss) on investments	1.55	1.64	0.89	(1.09)	4.82
Net increase (decrease) from investment operations	$1.80	$1.90	$1.16	$(0.82)	$5.01
Distributions to shareholders:
Net investment income	$(0.34)	$(0.19)	$(0.27)	$(0.17)	$(0.20)
Net realized gain	(0.34)	(0.11)	(1.29)	(3.64)	—
Total distributions	$(0.68)	$(0.30)	$(1.56)	$(3.81)	$(0.20)
Net increase (decrease) in net asset value	$1.12	$1.60	$(0.40)	$(4.63)	$4.81
Net asset value, end of period	$16.45	$15.33	$13.73	$14.13	$18.76
Total return (b)	12.14%(c)	14.09%(d)	8.78%	(5.99)%	36.17%
Ratio of net expenses to average net assets	0.79%	0.80%	0.80%	0.83%	1.10%
Ratio of net investment income (loss) to average net assets	1.60%	1.88%	2.00%	1.68%	1.14%
Portfolio turnover rate	86%	111%	143%	116%	114%
Net assets, end of period (in thousands)	$261,166	$259,300	$264,007	$279,660	$314,169
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.85%	0.86%	0.89%	0.89%	1.16%
Net investment income (loss) to average net assets	1.54%	1.82%	1.91%	1.62%	1.08%
*	Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been 12.01%.
(d)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2513

Financial Highlights  (continued)
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class C*
Net asset value, beginning of period	$14.94	$13.40	$13.84	$18.46	$13.68
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.13	$0.15	$0.16	$0.15	$0.06
Net realized and unrealized gain (loss) on investments	1.51	1.60	0.86	(1.08)	4.74
Net increase (decrease) from investment operations	$1.64	$1.75	$1.02	$(0.93)	$4.80
Distributions to shareholders:
Net investment income	$(0.22)	$(0.10)	$(0.17)	$(0.05)	$(0.02)
Net realized gain	(0.34)	(0.11)	(1.29)	(3.64)	—
Total distributions	$(0.56)	$(0.21)	$(1.46)	$(3.69)	$(0.02)
Net increase (decrease) in net asset value	$1.08	$1.54	$(0.44)	$(4.62)	$4.78
Net asset value, end of period	$16.02	$14.94	$13.40	$13.84	$18.46
Total return (b)	11.26%(c)	13.27%(d)	7.91%	(6.72)%	35.14%
Ratio of net expenses to average net assets	1.55%	1.56%	1.58%	1.57%	1.89%
Ratio of net investment income (loss) to average net assets	0.84%	1.11%	1.23%	0.95%	0.36%
Portfolio turnover rate	86%	111%	143%	116%	114%
Net assets, end of period (in thousands)	$8,057	$9,217	$10,336	$11,718	$12,533
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.60%	1.63%	1.66%	1.62%	1.94%
Net investment income (loss) to average net assets	0.79%	1.04%	1.15%	0.90%	0.31%
*	Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been 11.19%.
(d)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	12/30/21* to 8/31/22
Class R6**
Net asset value, beginning of period	$15.54	$13.90	$14.28	$16.16
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.30	$0.31	$0.33	$0.22
Net realized and unrealized gain (loss) on investments	1.58	1.66	0.90	(2.10)
Net increase (decrease) from investment operations	$1.88	$1.97	$1.23	$(1.88)
Distributions to shareholders:
Net investment income	$(0.40)	$(0.22)	$(0.32)	$—
Net realized gain	(0.34)	(0.11)	(1.29)	—
Total distributions	$(0.74)	$(0.33)	$(1.61)	$—
Net increase (decrease) in net asset value	$1.14	$1.64	$(0.38)	$(1.88)
Net asset value, end of period	$16.68	$15.54	$13.90	$14.28
Total return (b)	12.50%(c)	14.48%(d)	9.25%	(11.63)%(e)
Ratio of net expenses to average net assets	0.45%	0.45%	0.45%	0.45%(f)
Ratio of net investment income (loss) to average net assets	1.91%	2.21%	2.40%	2.15%(f)
Portfolio turnover rate	86%	111%	143%	116%(e)
Net assets, end of period (in thousands)	$3,092	$2,990	$1,531	$7,463
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.51%	0.52%	0.53%	0.51%(f)
Net investment income (loss) to average net assets	1.85%	2.14%	2.32%	2.09%(f)
*	Class K commenced operations on December 30, 2021.
**	Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been 12.43%.
(d)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class K’s total return was less than 0.005%.
(e)	Not annualized.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2515

Financial Highlights  (continued)
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Class Y*
Net asset value, beginning of period	$15.54	$13.89	$14.28	$18.92	$14.05
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.30	$0.31	$0.32	$0.34	$0.24
Net realized and unrealized gain (loss) on investments	1.57	1.67	0.90	(1.11)	4.86
Net increase (decrease) from investment operations	$1.87	$1.98	$1.22	$(0.77)	$5.10
Distributions to shareholders:
Net investment income	$(0.40)	$(0.22)	$(0.32)	$(0.23)	$(0.23)
Net realized gain	(0.34)	(0.11)	(1.29)	(3.64)	—
Total distributions	$(0.74)	$(0.33)	$(1.61)	$(3.87)	$(0.23)
Net increase (decrease) in net asset value	$1.13	$1.65	$(0.39)	$(4.64)	$4.87
Net asset value, end of period	$16.67	$15.54	$13.89	$14.28	$18.92
Total return (b)	12.43%(c)	14.56%(d)	9.17%	(5.68)%	36.67%
Ratio of net expenses to average net assets	0.45%	0.45%	0.45%	0.46%	0.76%
Ratio of net investment income (loss) to average net assets	1.94%	2.22%	2.36%	2.10%	1.48%
Portfolio turnover rate	86%	111%	143%	116%	114%
Net assets, end of period (in thousands)	$137,884	$128,581	$137,159	$124,303	$79,867
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.59%	0.61%	0.65%	0.62%	0.89%
Net investment income (loss) to average net assets	1.80%	2.06%	2.16%	1.94%	1.35%
*	Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been 12.37%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2024, the total return would have been 14.49%.
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

Notes to Financial Statements  |  8/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Disciplined Value Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund, which commenced operations on June 6, 2025, is the successor to Pioneer Disciplined Value Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class A  and Class Y shares, respectively, on June 6, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on May 27, 2025. Accordingly, the Reorganization, which did not result in federal income tax liability, had no effect on the Fund’s operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to June 6, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective June 6, 2025, Victory Capital Management Inc.
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2517

(“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 8). Prior to June 6, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective June 6, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund that uses derivatives to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
18Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2519

and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of August 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial
20Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$9,964,971	$8,910,636
Long-term capital gains	8,136,140	—
Total	$18,101,111	$8,910,636
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$6,788,129
Undistributed long-term capital gains	8,206,616
Net unrealized appreciation	66,162,346
Total	$81,157,091
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $8,999 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2025.
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2521

E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services were allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or
22Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in small and mid-sized companies. Compared to large companies, small and mid-sized companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
The Fund may invest in fewer than 40 securities, and as a result, the Fund’s performance may be more volatile than the performance of funds holding more securities.
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2523

The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security
24Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at August 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2525

of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended August 31, 2025 were $0* and $0*, respectively. There were no open futures contracts outstanding at August 31, 2025.
* The balance at each quarter end was zero.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.40% of the Fund’s average daily net assets up to $5 billion and 0.35% of the Fund’s average daily net assets over $5 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.40% of the Predecessor Fund’s average daily net assets up to $5 billion and 0.35% of the Predecessor Fund’s average daily net assets over $5 billion.  For the year ended August 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.40% of the Fund’s average daily net assets.
Prior to the Reorganization, Amundi US contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce Predecessor Fund expenses to 0.45% and  0.45% of the average daily net assets attributable to Class K and Class Y shares of the Predecessor Fund, respectively.
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Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.80%, 1.56%, 0.45%, and 0.45% of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the year ended August 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $223,730 in management fees payable to the Adviser at August 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended August 31, 2025, the Fund paid $15,173 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At August 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $2,435 and a payable for administrative expenses of $16,749, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2527

In addition, during the periods covered by the financial statements, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended August 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$33,608
Class C	2,121
Class R6	246
Class R	619
Class Y	6,867
Total	$43,461
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $32,000 in distribution fees payable to the Distributor at August 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6 or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended August 31, 2025, CDSCs in the amount of $336 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit
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facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended August 31, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at August 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$—	$—	$—	$(183,826)	$—
Total Value	$—	$—	$—	$(183,826)	$—
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2529

8. Reorganization
On June 6, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $397,745,288 and an identified cost of $347,638,969 at June 6, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
9. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective close of business on or about December 5, 2025 (the “Effective Date”).  After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust III) and the Shareholders of Victory Pioneer Disciplined Value Fund (formerly Pioneer Disciplined Value Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Disciplined Value Fund (formerly Pioneer Disciplined Value Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust III), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2531

required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
For the year ended August 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Fund designated $8,207,956 as long-term capital gains distributions during the year ended August 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 83.31%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Disciplined Value Fund was held on March 27, 2025, which reconvened on April 28, April 29, and May 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Disciplined Value Fund reorganized into Victory Pioneer Disciplined Value Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Disciplined Value Fund	13,295,902	9,410,528	391,150	3,494,224
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2533

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Disciplined Value Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Disciplined Value Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on May 27, 2025 and was consummated on June 6, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.
It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement.  These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds.  In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement,
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the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)     that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2535

(ii)    representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)    that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv)    the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)    Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)    Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)    the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)    the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)    that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
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annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x)    that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi)    that Victory Capital had acquired and integrated several investment management companies;
(xii)    that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)    the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2537

other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services.
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to
38Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund.
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2539

reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
Advisory Fee and Expenses.
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability.
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory
40Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale.
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits.
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under
Victory Pioneer Disciplined Value Fund | Annual | 8/31/2541

management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion.
 After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
42Victory Pioneer Disciplined Value Fund | Annual | 8/31/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19429-AFR-1025

Victory Pioneer Active Credit Fund*
(successor to Pioneer Active Credit Fund)*
Annual: Full Financials | August 31, 2025
* Effective June 6, 2025, during the annual reporting period covered by this report, Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Active Credit Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Active Credit Fund.

visit us: vcm.com

Victory Pioneer Active Credit Fund | Annual | 8/31/251

Schedule of Investments  |  8/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 108.1%
	Senior Secured Floating Rate Loan Interests — 2.0% of Net Assets(a)*
	Gambling (Non-Hotel) — 1.2%
400,000(b)	River Rock Entertainment Authority, California, Term Loan, 13.355% (Term SOFR + 900 bps), 6/17/31	$ 390,000
	Total Gambling (Non-Hotel)	$390,000

	Medical-Drugs — 0.8%
235,000	1261229 B.C. Ltd., Term Loan, 10.566% (1 Month Term SOFR + 625 bps), 10/8/30	$ 233,238
	Total Medical-Drugs	$233,238

	Total Senior Secured Floating Rate Loan Interests (Cost $617,552)	$623,238

	Asset Backed Securities — 4.7% of Net Assets
61,511	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	$ 61,891
100,000	BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35 (144A)	108,291
97,469	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	101,881
370,000	Carvana Auto Receivables Trust, Series 2024-P4, Class D, 5.60%, 12/10/32	377,096
110,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	111,211
200,000	Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29 (144A)	196,703
100,000(a)	Tricon Residential Trust, Series 2025-SFR1, Class D, 6.363% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	100,375
200,000	Veros Auto Receivables Trust, Series 2024-1, Class B, 6.60%, 6/15/28 (144A)	202,948
210,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	217,597
	Total Asset Backed Securities (Cost $1,460,147)	$1,477,993

	Collateralized Mortgage Obligations—15.6% of Net Assets
129,562(c)	A&D Mortgage Trust, Series 2024-NQM3, Class M1, 6.882%, 7/25/69 (144A)	$ 131,866
180,000(c)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B2, 8.087%, 6/25/64 (144A)	182,078
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Active Credit Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
140,000(c)	COLT Mortgage Loan Trust, Series 2024-5, Class B1, 7.297%, 8/25/69 (144A)	$ 141,704
150,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.713% (SOFR30A + 336 bps), 1/25/40 (144A)	153,680
200,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 11.998% (SOFR30A + 765 bps), 1/25/42 (144A)	213,726
200,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.348% (SOFR30A + 700 bps), 4/25/42 (144A)	215,508
230,000(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2B1, 11.10% (SOFR30A + 675 bps), 9/25/42 (144A)	253,791
180,000(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, 8.348% (SOFR30A + 400 bps), 1/25/44 (144A)	188,321
236,254(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	231,072
280,000(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 8/25/58 (144A)	272,070
140,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.848% (SOFR30A + 550 bps), 1/25/34 (144A)	166,805
175,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.348% (SOFR30A + 500 bps), 8/25/33 (144A)	201,798
175,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.798% (SOFR30A + 545 bps), 12/25/33 (144A)	204,271
50,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M2, 5.998% (SOFR30A + 165 bps), 2/25/45 (144A)	50,094
170,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR1, Class B2, 12.813% (SOFR30A + 846 bps), 1/25/48 (144A)	202,912
240,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.264% (SOFR30A + 491 bps), 9/25/47 (144A)	259,197
110,000(d)	Imperial Fund Mortgage Trust, Series 2022-NQM5, Class B1, 6.25%, 8/25/67 (144A)	108,571
170,000(d)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	171,295
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Active Credit Fund | Annual | 8/31/253

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
210,000(d)	LHOME Mortgage Trust, Series 2024-RTL3, Class A1, 6.90%, 5/25/29 (144A)	$ 212,356
180,000(c)	MFRA Trust, Series 2024-NQM3, Class B1, 7.614%, 12/25/69 (144A)	182,533
240,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B2, 7.393%, 9/25/68 (144A)	239,774
180,000(c)	PRKCM Trust, Series 2023-AFC4, Class M1, 7.961%, 11/25/58 (144A)	183,510
120,000(c)	PRPM Trust, Series 2025-NQM1, Class B1, 7.782%, 11/25/69 (144A)	122,374
330,000(c)	Verus Securitization Trust, Series 2023-8, Class B1, 8.079%, 12/25/68 (144A)	336,147
160,000(c)	Verus Securitization Trust, Series 2024-3, Class M1, 6.887%, 4/25/69 (144A)	162,581
100,000(d)	Vista Point Securitization Trust, Series 2024-CES3, Class A2, 5.995%, 1/25/55 (144A)	101,237
	Total Collateralized Mortgage Obligations (Cost $4,852,693)	$4,889,271

	Commercial Mortgage-Backed Securities—8.8% of Net Assets
200,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.67% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 199,999
160,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 7.527% (1 Month Term SOFR + 319 bps), 1/20/41 (144A)	159,603
151,727(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.828% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	151,729
330,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.748% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	330,618
100,000(a)	BDS LLC, Series 2025-FL14, Class A, 5.635% (1 Month Term SOFR + 128 bps), 10/21/42 (144A)	100,138
110,000	BWAY Mortgage Trust, Series 2013-1515, Class B, 3.473%, 3/10/33 (144A)	102,466
390,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.754% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	386,137
170,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.62% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	169,384
144,652(a)	Extended Stay America Trust, Series 2021-ESH, Class F, 8.177% (1 Month Term SOFR + 381 bps), 7/15/38 (144A)	144,651
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Active Credit Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
50,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.098% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 55,209
120,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.738% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	120,075
63,807(a)	LFT CRE, Ltd., Series 2021-FL1, Class A, 5.648% (1 Month Term SOFR + 128 bps), 6/15/39 (144A)	63,805
100,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.745% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	100,014
83,752(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.554% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	83,715
168,386(a)	MF1, Ltd., Series 2024-FL15, Class A, 6.048% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	168,919
83,159(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 6.013% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	83,159
115,070(c)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	116,145
129,938(c)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	131,741
100,000(c)	VRTX Trust, Series 2025-HQ, Class B, 5.67%, 8/5/42 (144A)	101,388
	Total Commercial Mortgage-Backed Securities (Cost $2,764,358)	$2,768,895

	Corporate Bonds — 48.7% of Net Assets
	Aerospace & Defense — 0.8%
EUR100,000	Czechoslovak Group AS, 5.25%, 1/10/31 (144A)	$ 120,906
75,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	76,301
26,000	TransDigm, Inc., 6.25%, 1/31/34 (144A)	26,677
45,000	TransDigm, Inc., 6.75%, 1/31/34 (144A)	46,452
	Total Aerospace & Defense	$270,336

	Airlines — 2.5%
270,515(e)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 241,776
200,000	Avianca Midco 2 Plc, 9.625%, 2/14/30 (144A)	192,250
345,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	340,653
	Total Airlines	$774,679

	Auto Manufacturers — 6.1%
429,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 386,220
200,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	202,150
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Active Credit Fund | Annual | 8/31/255

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
440,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	$ 446,828
290,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	298,439
80,000	Hyundai Capital America, 5.40%, 6/23/32 (144A)	82,193
295,000	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	301,826
200,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	203,672
	Total Auto Manufacturers	$1,921,328

	Banks — 5.7%
215,000(c)	BNP Paribas S.A., 5.786% (SOFR + 162 bps), 1/13/33 (144A)	$ 224,026
200,000(c)(f)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	204,112
200,000(c)	CaixaBank S.A., 5.581% (SOFR + 179 bps), 7/3/36 (144A)	202,156
202,000(c)	Citigroup, Inc., 6.02% (SOFR + 183 bps), 1/24/36	208,720
105,000(c)(f)	Citigroup, Inc., 6.875% (5 Year CMT Index + 289 bps)	106,839
85,000(c)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	86,903
285,000(c)(f)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	292,836
200,000(c)	Macquarie Bank, Ltd., 5.642% (1 Year CMT Index + 145 bps), 8/13/36 (144A)	201,359
245,000(c)	Standard Chartered Plc, 6.228% (1 Year CMT Index + 143 bps), 1/21/36 (144A)	261,833
	Total Banks	$1,788,784

	Chemicals — 0.8%
165,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 171,685
90,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	89,080
	Total Chemicals	$260,765

	Commercial Services — 2.2%
250,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	$ 239,178
210,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	214,123
243,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	241,008
	Total Commercial Services	$694,309

	Diversified Financial Services — 4.5%
160,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 164,487
350,000	Avolon Holdings Funding, Ltd., 5.15%, 1/15/30 (144A)	355,923
260,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	267,006
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Active Credit Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
25,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	$ 25,785
120,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	126,229
89,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	93,014
158,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	162,570
154,000	Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33 (144A)	159,137
55,000	PennyMac Financial Services, Inc., 6.75%, 2/15/34 (144A)	55,375
	Total Diversified Financial Services	$1,409,526

	Entertainment — 1.2%
EUR145,000	Lottomatica Group S.p.A., 4.875%, 1/31/31 (144A)	$ 173,648
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30 (144A)	201,088
	Total Entertainment	$374,736

	Food — 1.8%
EUR105,000	Darling Global Finance BV, 4.50%, 7/15/32 (144A)	$ 124,570
400,000	Grupo Nutresa S.A., 9.00%, 5/12/35 (144A)	442,000
	Total Food	$566,570

	Healthcare-Services — 0.5%
154,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	$ 158,039
	Total Healthcare-Services	$158,039

	Insurance — 3.1%
510,000(c)(f)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	$ 528,788
335,000(c)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	344,996
105,000	RGA Global Funding, 5.00%, 8/25/32 (144A)	105,403
	Total Insurance	$979,187

	Internet — 1.0%
305,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 314,150
	Total Internet	$314,150

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Active Credit Fund | Annual | 8/31/257

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Lodging — 1.3%
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 207,693
200,000	Wynn Macau, Ltd., 6.75%, 2/15/34 (144A)	200,929
	Total Lodging	$408,622

	Media — 0.6%
200,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	$ 183,448
	Total Media	$183,448

	Mining — 0.6%
190,000	Novelis Corp., 6.375%, 8/15/33 (144A)	$ 191,952
	Total Mining	$191,952

	Multi-National — 1.0%
BRL3,565,000(g)	European Bank for Reconstruction & Development, 2/2/32	$ 315,952
	Total Multi-National	$315,952

	Oil & Gas — 6.0%
340,000	APA Corp., 6.75%, 2/15/55 (144A)	$ 322,388
185,437	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	187,400
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	89,068
179,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	171,359
45,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	43,907
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	189,473
230,000	Saudi Arabian Oil Co., 6.375%, 6/2/55 (144A)	236,655
86,250	Transocean, Inc., 8.75%, 2/15/30 (144A)	91,312
32,381	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	33,235
110,000	Transocean, Inc., 6.80%, 3/15/38	86,542
70,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	67,714
70,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	65,770
173,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	175,431
120,000	Woodside Finance, Ltd., 6.00%, 5/19/35	123,997
	Total Oil & Gas	$1,884,251

	Packaging & Containers — 0.5%
EUR130,000	Ball Corp., 4.25%, 7/1/32	$ 155,043
	Total Packaging & Containers	$155,043

The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Active Credit Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Pharmaceuticals — 0.0%
185,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ —
	Total Pharmaceuticals	$—

	Pipelines — 3.2%
110,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	$ 114,984
172,000(c)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	176,503
220,000	MPLX LP, 5.40%, 9/15/35	217,188
55,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	57,486
220,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	219,382
75,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	78,297
140,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	146,923
	Total Pipelines	$1,010,763

	REITS — 0.3%
105,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	$ 103,247
	Total REITS	$103,247

	Retail — 0.4%
115,000	AutoNation, Inc., 5.89%, 3/15/35	$ 117,516
	Total Retail	$117,516

	Semiconductors — 0.7%
200,000	Foundry JV Holdco LLC, 6.30%, 1/25/39 (144A)	$ 211,415
	Total Semiconductors	$211,415

	Software — 0.8%
155,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 153,449
106,000	Fiserv, Inc., 5.25%, 8/11/35	105,583
	Total Software	$259,032

	Telecommunications — 2.3%
160,000	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	$ 161,436
EUR120,000	T-Mobile USA, Inc., 3.50%, 2/11/37	134,668
435,000	Total Play Telecomunicaciones S.A. de CV, 11.125%, 12/31/32 (144A)	423,726
	Total Telecommunications	$719,830

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Active Credit Fund | Annual | 8/31/259

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Transportation — 0.8%
253,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 239,856
	Total Transportation	$239,856

	Total Corporate Bonds (Cost $15,010,783)	$15,313,336

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP7,525(h)	Avation Plc, 1/1/59	$ 4,068
	Total Trading Companies & Distributors	$4,068

	Total Right/Warrant (Cost $—)	$4,068

Principal Amount USD ($)
	Insurance-Linked Securities — 7.3% of Net Assets#
	Event Linked Bonds — 7.3%
	Multiperil – U.S. — 3.2%
250,000(a)	Bonanza Re, 9.60%, (MSMMUSTF + 550 bps), 12/19/27 (144A)	$ 251,200
250,000(a)	Four Lakes Re, 9.639%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	251,075
250,000(a)	Fuchsia 2024-1 , 9.279%, (3 Month U.S. Treasury Bill + 514 bps), 4/6/28 (144A)	254,450
250,000(a)	Herbie Re, 11.389%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	255,150
		$1,011,875

	Multiperil – U.S. & Canada — 2.5%
250,000(a)	Bridge Street Re, 8.14%, (JMMMUSTF + 400 bps), 1/7/28 (144A)	$ 253,275
250,000(a)	Kilimanjaro II Re, 8.139%, (3 Month U.S. Treasury Bill + 400 bps), 7/8/30 (144A)	257,150
250,000(a)	Kilimanjaro II Re, 10.639%, (3 Month U.S. Treasury Bill + 650 bps), 7/8/30 (144A)	258,650
		$769,075

	Multiperil – U.S. Northeast — 0.8%
250,000(a)	Baldwin Re, 7.889%, (3 Month U.S. Treasury Bill + 375 bps), 7/9/29 (144A)	$ 255,475
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Active Credit Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	Winterstorm – Florida — 0.8%
250,000(a)	Lightning Re, 15.139%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	$ 257,500
	Total Event Linked Bonds	$2,293,925

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
1,500,000(h)(i)+	Harambee Re 2018, 12/31/25	$ 5,100
	Multiperil – Worldwide — 0.0%
250,000(h)(i)+	Viribus Re 2018, 12/31/25	$ —
106,153(i)+	Viribus Re 2019, 12/31/25	—
		$—

	Total Reinsurance Sidecars	$5,100

	Total Insurance-Linked Securities (Cost $2,287,772)	$2,299,025

Principal Amount USD ($)
	Foreign Government Bonds — 3.1% of Net Assets
	Colombia — 0.7%
200,000	Colombia Government International Bond, 8.500%, 4/25/35	$ 216,830
	Total Colombia	$216,830

	Ivory Coast — 0.8%
EUR228,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 246,164
	Total Ivory Coast	$246,164

	Mexico — 1.6%
EUR430,000	Mexico Government International Bond, 5.125%, 5/4/37	$ 508,180
	Total Mexico	$508,180

	Total Foreign Government Bonds (Cost $879,486)	$971,174

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Active Credit Fund | Annual | 8/31/2511

Schedule of Investments  |  8/31/25 (continued)
Principal Amount USD ($)		Value
	Equity Linked Notes — 4.7% of Net Assets
	Apparel Manufacturing — 0.5%
13,200(g)	HSBC Bank Plc (V.F. Corp.), 7/9/26	$ 174,240
	Total Apparel Manufacturing	$174,240

	Apparel Retail — 0.4%
500	Bank of America NA (Lululemon Athletica In), 13.63%, 4/7/26	$ 115,265
	Total Apparel Retail	$115,265

	Biotechnology — 0.5%
1,500	BNP Paribas Issuance BV (Biontech SE), 17.02%, 6/18/26 (144A)	$ 162,345
	Total Biotechnology	$162,345

	Building Materials — 0.6%
1,700	Goldman Sachs (CRH Plc), 10.60%, 3/18/26	$ 183,855
	Total Building Materials	$183,855

	Credit Services — 0.5%
2,300	Wells Fargo Bank NA (PayPal Holdings, Inc.), 11.86%, 3/5/26	$ 166,060
	Total Credit Services	$166,060

	Discount Stores — 0.5%
1,700	Toronto-Dominion Bank (BJ's Wholesale Club), 10.68%, 3/13/26	$ 170,314
	Total Discount Stores	$170,314

	Furnishings, Fixtures & Appliances — 1.1%
1,800	Bank Of America ( Whirlpool Corp.), 16.49%, 4/10/26	$ 165,789
1,500(g)	JP Morgan Structured Products BV (SharkNinja, Inc.), 2/27/26	168,097
	Total Furnishings, Fixtures & Appliances	$333,886

	Rental & Leasing Services — 0.6%
300(g)	JP Morgan Structured Products BV (United Rentals), 4/16/26	$ 183,725
	Total Rental & Leasing Services	$183,725

	Total Equity Linked Notes (Cost $1,502,997)	$1,489,690

	U.S. Government and Agency Obligations — 10.1% of Net Assets
200,000	Federal National Mortgage Association, 3.500%, 9/1/55 (TBA)	$ 180,657
300,000	Federal National Mortgage Association, 4.000%, 9/1/55 (TBA)	279,915
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Active Credit Fund | Annual | 8/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
500,000	Federal National Mortgage Association, 4.500%, 9/1/55 (TBA)	$ 480,854
200,000	Federal National Mortgage Association, 5.000%, 9/15/40 (TBA)	202,045
500,000	Federal National Mortgage Association, 5.000%, 9/1/55 (TBA)	493,064
400,000	Federal National Mortgage Association, 5.500%, 9/15/40 (TBA)	408,877
500,000	Federal National Mortgage Association, 5.500%, 9/15/55 (TBA)	502,815
100,000	Federal National Mortgage Association, 6.000%, 9/15/55 (TBA)	102,156
100,000	Federal National Mortgage Association, 6.500%, 9/15/55 (TBA)	103,627
200,000	Government National Mortgage Association, 6.000%, 9/15/55 (TBA)	203,965
200,000	Government National Mortgage Association, 6.500%, 9/20/55 (TBA)	205,777
	Total U.S. Government and Agency Obligations (Cost $3,153,984)	$3,163,752

Shares
	SHORT TERM INVESTMENTS — 3.1% of Net Assets
	Open-End Fund — 3.1%
967,548(j)	Dreyfus Government Cash Management, Institutional Shares, 4.18%	$ 967,548
		$967,548

	TOTAL SHORT TERM INVESTMENTS (Cost $967,548)	$967,548

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 108.1% (Cost $33,497,320)	$33,967,990
	OTHER ASSETS AND LIABILITIES — (8.1)%	$(2,547,191)
	net assets — 100.0%	$31,420,799

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Active Credit Fund | Annual | 8/31/2513

Schedule of Investments  |  8/31/25 (continued)
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At August 31, 2025, the value of these securities amounted to $23,217,687, or 73.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at August 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at August 31, 2025.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at August 31, 2025.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1I).
Restricted Securities	Acquisition date	Cost	Value
Baldwin Re	6/16/2025	$250,000	$255,475
Bonanza Re	12/16/2024	250,000	251,200
Bridge Street Re	12/24/2024	250,000	253,275
Four Lakes Re	12/11/2024	250,000	251,075
Fuchsia 2024-1	12/18/2024	250,000	254,450
Harambee Re 2018	12/19/2017	26,057	5,100
Herbie Re	12/17/2024	250,000	255,150
Kilimanjaro II Re	6/23/2025	250,000	257,150
Kilimanjaro II Re	6/23/2025	250,000	258,650
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Active Credit Fund | Annual | 8/31/25

Restricted Securities	Acquisition date	Cost	Value
Lightning Re	12/17/2024	$257,568	$257,500
Viribus Re 2018	12/22/2017	4,147	—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$2,299,025
% of Net assets			7.3%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
11	U.S. 2 Year Note (CBT)	12/31/25	$2,292,308	$2,293,930	$1,622
9	U.S. 10 Year Note (CBT)	12/19/25	1,007,492	1,012,500	5,008
			$3,299,800	$3,306,430	$6,630
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
40	U.S. 5 Year Note (CBT)	12/31/25	$(4,362,403)	$(4,378,750)	$(16,347)
54	U.S. 10 Year Ultra Bond (CBT)	12/19/25	(6,147,424)	(6,177,937)	(30,513)
8	U.S. Long Bond (CBT)	12/19/25	(914,010)	(914,000)	10
7	U.S. Ultra Bond (CBT)	12/19/25	(819,455)	(815,938)	3,517
			$(12,243,292)	$(12,286,625)	$(43,333)
TOTAL FUTURES CONTRACTS			$(8,943,492)	$(8,980,195)	$(36,703)
CBT	Chicago Board of Trade.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Active Credit Fund | Annual | 8/31/2515

Schedule of Investments  |  8/31/25 (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
8,840,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(425,479)	$(301,259)	$(726,738)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(425,479)	$(301,259)	$(726,738)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
BRL — Brazil Real
EUR — Euro
GBP — Great British Pound
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended August 31, 2025, aggregated $43,612,076 and $46,388,271, respectively.
At August 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $33,601,468 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$699,280
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(332,391)
Net unrealized appreciation	$366,889
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Active Credit Fund | Annual | 8/31/25

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$623,238	$—	$623,238
Asset Backed Securities	—	1,477,993	—	1,477,993
Collateralized Mortgage Obligations	—	4,889,271	—	4,889,271
Commercial Mortgage-Backed Securities	—	2,768,895	—	2,768,895
Corporate Bonds
Pharmaceuticals	—	—	—*	—*
All Other Corporate Bonds	—	15,313,336	—	15,313,336
Right/Warrant	—	4,068	—	4,068
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	5,100	5,100
Multiperil – Worldwide	—	—	—*	—*
All Other Insurance-Linked Securities	—	2,293,925	—	2,293,925
Foreign Government Bonds	—	971,174	—	971,174
Equity Linked Notes	—	1,489,690	—	1,489,690
U.S. Government and Agency Obligations	—	3,163,752	—	3,163,752
Open-End Fund	967,548	—	—	967,548
Total Investments in Securities	$967,548	$32,995,342	$5,100	$33,967,990
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(36,703)	$—	$—	$(36,703)
Centrally cleared swap contracts^	—	(301,259)	—	(301,259)
Total Other Financial Instruments	$(36,703)	$(301,259)	$—	$(337,962)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the year ended August 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Active Credit Fund | Annual | 8/31/2517

Statement of Assets and Liabilities  |  8/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $33,497,320)	$33,967,990
Futures collateral	351,803
Swaps collateral	1,153,123
Variation margin for futures contracts	22,036
Variation margin for centrally cleared swap contracts	15,880
Receivables —
Investment securities sold	6,251,155
Fund shares sold	8,604
Dividends	3,052
Interest	318,899
Due from the Adviser	121,920
Other assets	26,872
Total assets	$42,241,334
LIABILITIES:
Overdraft due to custodian	$12,082
Due to broker for futures	22,036
Payables —
Investment securities purchased	9,789,435
Fund shares repurchased	76,318
Distributions	15,426
Trustees’ fees	2,345
Swap contracts, at value (premium received $425,479)	726,738
Management fees	73,713
Administrative expenses	1,510
Distribution fees	1,859
Accrued expenses	99,073
Total liabilities	$10,820,535
NET ASSETS:
Paid-in capital	$101,115,898
Distributable earnings (loss)	(69,695,099)
Net assets	$31,420,799
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $14,051,494/1,677,435 shares)	$8.38
Class C* (based on $706,720/85,034 shares)	$8.31
Class Y* (based on $16,662,585/1,979,233 shares)	$8.42
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $8.38 net asset value per share/100%-2.25% maximum sales charge)	$8.57

*	Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Active Credit Fund | Annual | 8/31/25

Statement of Operations FOR THE YEAR ENDED 8/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $181)	$2,272,496
Dividends from unaffiliated issuers	50,547
Total Investment Income		$2,323,043
EXPENSES:
Management fees	$163,956
Administrative expenses	20,819
Transfer agent fees
Class A*	8,195
Class C*	900
Class Y*	21,500
Distribution fees
Class A*	36,335
Class C*	10,436
Shareholder communications expense	5,832
Custodian fees	2,058
Registration fees	92,520
Professional fees	95,311
Printing expense	39,705
Officers’ and Trustees’ fees	8,598
Insurance expense	629
Miscellaneous	22,965
Total expenses		$529,759
Less fees waived and expenses reimbursed by the Adviser		(278,452)
Net expenses		$251,307
Net investment income		$2,071,736
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(300,131)
Forward foreign currency exchange contracts	(138,022)
Futures contracts	(194,352)
Swap contracts	138,748
Other assets and liabilities denominated in foreign currencies	32,383	$(461,374)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$1,033,041
Forward foreign currency exchange contracts	1,697
Futures contracts	(36,703)
Swap contracts	(308,255)
Other assets and liabilities denominated in foreign currencies	285	$690,065
Net realized and unrealized gain (loss) on investments		$228,691
Net increase in net assets resulting from operations		$2,300,427

*	Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Active Credit Fund | Annual | 8/31/2519

Statements of Changes in Net Assets
	Year Ended 8/31/25	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$2,071,736	$2,379,166
Net realized gain (loss) on investments	(461,374)	(2,318,712)
Change in net unrealized appreciation (depreciation) on investments	690,065	4,102,480
Net increase in net assets resulting from operations	$2,300,427	$4,162,934
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.48 and $0.48 per share, respectively)	$(841,563)	$(920,586)
Class C* ($0.41 and $0.42 per share, respectively)	(52,552)	(91,528)
Class Y* ($0.51 and $0.50 per share, respectively)	(1,047,835)	(1,216,276)
Total distributions to shareholders	$(1,941,950)	$(2,228,390)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$6,864,938	$4,974,521
Reinvestment of distributions	1,863,970	2,131,981
Cost of shares repurchased	(11,532,779)	(15,418,947)
Net decrease in net assets resulting from Fund share transactions	$(2,803,871)	$(8,312,445)
Net decrease in net assets	$(2,445,394)	$(6,377,901)
NET ASSETS:
Beginning of year	$33,866,193	$40,244,094
End of year	$31,420,799	$33,866,193

*	Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Active Credit Fund | Annual | 8/31/25

	Year Ended 8/31/25 Shares	Year Ended 8/31/25 Amount	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A*
Shares sold	159,420	$1,317,799	108,984	$867,496
Reinvestment of distributions	94,828	784,447	106,982	854,147
Less shares repurchased	(445,073)	(3,677,036)	(398,641)	(3,156,847)
Net decrease	(190,825)	$(1,574,790)	(182,675)	$(1,435,204)
Class C*
Shares sold	13,854	$113,621	2,966	$23,400
Reinvestment of distributions	6,332	51,953	10,083	79,845
Less shares repurchased	(99,653)	(817,094)	(101,145)	(808,492)
Net decrease	(79,467)	$(651,520)	(88,096)	$(705,247)
Class Y*
Shares sold	653,499	$5,433,518	507,815	$4,083,625
Reinvestment of distributions	123,615	1,027,570	149,433	1,197,989
Less shares repurchased	(848,642)	(7,038,649)	(1,435,226)	(11,453,608)
Net decrease	(71,528)	$(577,561)	(777,978)	$(6,171,994)

*	Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Active Credit Fund | Annual | 8/31/2521

Financial Highlights
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21*
Class A**
Net asset value, beginning of period	$8.28	$7.82	$7.97	$9.22	$8.78
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.51	$0.51	$0.49	$0.45	$0.46
Net realized and unrealized gain (loss) on investments	0.07	0.43	(0.19)	(1.31)	0.44
Net increase (decrease) from investment operations	$0.58	$0.94	$0.30	$(0.86)	$0.90
Distributions to shareholders:
Net investment income	$(0.48)	$(0.48)	$(0.45)	$(0.39)	$(0.30)
Tax return of capital	—	—	—	—	(0.16)
Total distributions	$(0.48)	$(0.48)	$(0.45)	$(0.39)	$(0.46)
Net increase (decrease) in net asset value	$0.10	$0.46	$(0.15)	$(1.25)	$0.44
Net asset value, end of period	$8.38	$8.28	$7.82	$7.97	$9.22
Total return (b)	7.22%	12.41%	3.87%(c)	(9.54)%	10.45%
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	6.19%	6.43%	6.33%	5.20%	5.05%
Portfolio turnover rate	142%	46%	33%	33%	83%
Net assets, end of period (in thousands)	$14,051	$15,460	$16,042	$18,769	$23,369
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.69%	1.53%	1.53%	1.30%	1.40%
Net investment income (loss) to average net assets	5.40%	5.80%	5.70%	4.80%	4.55%
*	The Fund acquired the assets and liabilities of Pioneer Corporate High Yield Fund (the “Predecessor Fund”) on September 25, 2020 (the “Reorganization”). As a result of the Reorganization, the Predecessor Fund’s performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to September 25, 2020 have been adjusted to reflect the exchange ratio used to align the net asset values of the Predecessor Fund with those of the Fund.
**	Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended August 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Active Credit Fund | Annual | 8/31/25

	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21*
Class C**
Net asset value, beginning of period	$8.21	$7.76	$7.92	$9.17	$8.73
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.44	$0.45	$0.43	$0.37	$0.39
Net realized and unrealized gain (loss) on investments	0.07	0.42	(0.21)	(1.30)	0.44
Net increase (decrease) from investment operations	$0.51	$0.87	$0.22	$(0.93)	$0.83
Distributions to shareholders:
Net investment income	$(0.41)	$(0.42)	$(0.38)	$(0.32)	$(0.24)
Tax return of capital	—	—	—	—	(0.15)
Total distributions	$(0.41)	$(0.42)	$(0.38)	$(0.32)	$(0.39)
Net increase (decrease) in net asset value	$0.10	$0.45	$(0.16)	$(1.25)	$0.44
Net asset value, end of period	$8.31	$8.21	$7.76	$7.92	$9.17
Total return (b)	6.43%	11.49%	2.95%(c)	(10.30)%	9.64%
Ratio of net expenses to average net assets	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	5.40%	5.68%	5.58%	4.29%	4.35%
Portfolio turnover rate	142%	46%	33%	33%	83%
Net assets, end of period (in thousands)	$707	$1,350	$1,961	$3,061	$6,940
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	2.48%	2.30%	2.27%	2.06%	2.14%
Net investment income (loss) to average net assets	4.57%	5.03%	4.96%	3.88%	3.86%
*	The Fund acquired the assets and liabilities of Pioneer Corporate High Yield Fund (the “Predecessor Fund”) on September 25, 2020 (the “Reorganization”). As a result of the Reorganization, the Predecessor Fund’s performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to September 25, 2020 have been adjusted to reflect the exchange ratio used to align the net asset values of the Predecessor Fund with those of the Fund.
**	Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended August 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Active Credit Fund | Annual | 8/31/2523

Financial Highlights  (continued)
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21*
Class Y**
Net asset value, beginning of period	$8.32	$7.86	$8.01	$9.27	$8.82
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.54	$0.54	$0.52	$0.48	$0.49
Net realized and unrealized gain (loss) on investments	0.07	0.42	(0.20)	(1.32)	0.45
Net increase (decrease) from investment operations	$0.61	$0.96	$0.32	$(0.84)	$0.94
Distributions to shareholders:
Net investment income	$(0.51)	$(0.50)	$(0.47)	$(0.42)	$(0.33)
Tax return of capital	—	—	—	—	(0.16)
Total distributions	$(0.51)	$(0.50)	$(0.47)	$(0.42)	$(0.49)
Net increase (decrease) in net asset value	$0.10	$0.46	$(0.15)	$(1.26)	$0.45
Net asset value, end of period	$8.42	$8.32	$7.86	$8.01	$9.27
Total return (b)	7.53%	12.71%	4.19%(c)	(9.31)%	10.80%
Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	6.48%	6.73%	6.64%	5.47%	5.40%
Portfolio turnover rate	142%	46%	33%	33%	83%
Net assets, end of period (in thousands)	$16,663	$17,056	$22,241	$28,139	$40,111
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.50%	1.31%	1.29%	1.11%	1.12%
Net investment income (loss) to average net assets	5.58%	6.02%	5.95%	4.96%	4.88%
*	The Fund acquired the assets and liabilities of Pioneer Corporate High Yield Fund (the “Predecessor Fund”) on September 25, 2020 (the “Reorganization”). As a result of the Reorganization, the Predecessor Fund’s performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to September 25, 2020 have been adjusted to reflect the exchange ratio used to align the net asset values of the Predecessor Fund with those of the Fund.
**	Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended August 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Active Credit Fund | Annual | 8/31/25

Notes to Financial Statements  |  8/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Active Credit Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund, which commenced operations on June 6, 2025, is the successor to Pioneer Active Credit Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C and Class Y shares in exchange for the Fund’s Class A, Class C, and Class Y shares, respectively, on June 6, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on May 27, 2025. Accordingly, the Reorganization, which did not result in federal income tax liability, had no effect on the Fund’s operations. The Fund’s investment objective is total return, including high current income.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Prior to June 6, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective June 6, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment
Victory Pioneer Active Credit Fund | Annual | 8/31/2525

adviser (See Note 11). Prior to June 6, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective June 6, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
26Victory Pioneer Active Credit Fund | Annual | 8/31/25

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange,
Victory Pioneer Active Credit Fund | Annual | 8/31/2527

prices are typically determined by independent third party pricing services using a variety of techniques and methods.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap and Derivatives Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser’s is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have
28Victory Pioneer Active Credit Fund | Annual | 8/31/25

passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of August 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net
Victory Pioneer Active Credit Fund | Annual | 8/31/2529

investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
At August 31, 2025, the Fund was permitted to carry forward indefinitely $28,613,134 of short-term losses and $41,462,248 of long-term losses.
The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$1,941,950	$2,228,390
Total	$1,941,950	$2,228,390
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$28,820
Capital loss carryforward	(70,075,382)
Other book/tax temporary differences	(15,426)
Net unrealized appreciation	366,889
Total	$(69,695,099)
The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales, adjustments relating to insurance-linked securities, the tax treatment of premium and amortization, and the tax treatment of perpetual bonds.
30Victory Pioneer Active Credit Fund | Annual | 8/31/25

E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor did not earn underwriting commissions on the sale of Class A shares during the year ended August 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares of the Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened
Victory Pioneer Active Credit Fund | Annual | 8/31/2531

uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction
32Victory Pioneer Active Credit Fund | Annual | 8/31/25

of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally,
Victory Pioneer Active Credit Fund | Annual | 8/31/2533

such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income investments. Some of these securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their
34Victory Pioneer Active Credit Fund | Annual | 8/31/25

service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Equity-Linked Notes
Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange traded funds (the “underlying reference instrument”). In an equity- linked note, the Fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, the Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Fund must rely on the creditworthiness of the issuer for its investment returns.
I.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to
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achieve. Restricted investments held by the Fund at August 31, 2025 are listed in the Schedule of Investments.
J.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities
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also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
K.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the year ended August 31, 2025, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the year ended August 31, 2025 was $416,540 for sells. There were no open forward foreign currency exchange contracts outstanding at August 31, 2025.
L.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at August 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation
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or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended August 31, 2025 were $1,034,041 and $8,601,762, respectively. Open futures contracts outstanding at August 31, 2025 are listed in the Schedule of Investments.
M.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a
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contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products ("CDX"). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational
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risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at August 31, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the year ended August 31, 2025 were $5,572,000 and $32,000, respectively. Open credit default swap contracts at August 31, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and 0.45% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.50% of the Predecessor Fund’s average daily net assets up to $1 billion and 0.45% of the Predecessor Fund’s average daily net assets over $1 billion. For the year ended August 31, 2025, the effective management fee (excluding waivers and/or reimbursement) was equivalent to 0.50% of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and
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brokerage commissions) do not exceed 0.90%, 1.65%, and 0.60% of the Fund’s Class A, Class C, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the year ended August 31, 2025 are reflected on the Statement of Operations.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce the Predecessor Fund expenses to 0.90%, 1.65% and 0.60% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $73,713 in management fees payable to the Adviser at August 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended August 31, 2025, the Fund paid $8,598 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At August 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $2,345 and a payable for administrative expenses of $1,510, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
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In addition, during the periods covered by the financial statements, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended August 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$2,772
Class C	537
Class Y	2,523
Total	$5,832
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $1,859 in distribution fees payable to the Distributor at August 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended August 31, 2025, no CDSCs were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor or the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to
42Victory Pioneer Active Credit Fund | Annual | 8/31/25

the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended August 31, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
Victory Pioneer Active Credit Fund | Annual | 8/31/2543

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at August 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Net unrealized depreciation on futures contracts^	$36,703	$—	$—	$—	$—
Centrally cleared swap contracts†	—	301,259	—	—	—
Total Value	$36,703	$301,259	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at August 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(194,352)	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	(138,022)	—	—
Swap contracts	—	138,748	—	—	—
Total Value	$(194,352)	$138,748	$(138,022)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(36,703)	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	1,697	—	—
Swap contracts	—	(308,255)	—	—	—
Total Value	$(36,703)	$(308,255)	$1,697	$—	$—
8. Reorganization
On June 6, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to
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the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $39,663,613 and an identified cost of $39,908,311 at June 6, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
9. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective close of business on or about December 5, 2025 (the “Effective Date”).  After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust X) and the Shareholders of Victory Pioneer Active Credit Fund (formerly Pioneer Corporate High Yield Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Active Credit Fund (formerly Pioneer Corporate High Yield Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust X), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
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required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 78.03%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Active Credit Fund was held on March 27, 2025, which reconvened on April 28, April 29, and May 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Active Credit Fund reorganized into Victory Pioneer Active Credit Fund.
The voting results were as follows:
Nominee	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Active Credit Fund	2,070,341	1,680,048	24,399	365,894
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Active Credit Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Active Credit Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on May 27, 2025 and was consummated on June 6, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.
It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement.  These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds.  In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement,
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the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
50Victory Pioneer Active Credit Fund | Annual | 8/31/25

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
Victory Pioneer Active Credit Fund | Annual | 8/31/2551

annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account
52Victory Pioneer Active Credit Fund | Annual | 8/31/25

other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to
Victory Pioneer Active Credit Fund | Annual | 8/31/2553

its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular
54Victory Pioneer Active Credit Fund | Annual | 8/31/25

reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory
Victory Pioneer Active Credit Fund | Annual | 8/31/2555

Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under
56Victory Pioneer Active Credit Fund | Annual | 8/31/25

management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer Active Credit Fund | Annual | 8/31/2557

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 30494-AFR-1025

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer High Income Municipal Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer High Income Municipal Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.

It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.

The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.

To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Disciplined Value Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Disciplined Value Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on May 27, 2025 and was consummated on June 6, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.

It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services.

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of

Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund.

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses.

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability.

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale.

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits.

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion.

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Active Credit Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Active Credit Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on May 27, 2025 and was consummated on June 6, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.

It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date November 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date November 5, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date November 5, 2025

*	Print the name and title of each signing officer under his or her signature.